UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851
                                   ---------

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 _ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 12/31/05
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                        DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                        Franklin Templeton
                                                        Conservative Target Fund

                                                        Franklin Templeton
                                                        Moderate Target Fund

                                                        Franklin Templeton
                                                        Growth Target Fund


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        ANNUAL REPORT AND SHAREHOLDER LETTER               ASSET ALLOCATION
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                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
                 FRANKLIN TEMPLETON
                FUND ALLOCATOR SERIES                Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  TEMPLETON  o  MUTUAL SERIES

                            FRANKLIN TEMPLETON INVESTMENTS

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .....................................................    1

ANNUAL REPORT

Economic and Market Overview ...........................................    4

Franklin Templeton Conservative Target Fund ............................    6

Franklin Templeton Moderate Target Fund ................................   16

Franklin Templeton Growth Target Fund ..................................   26

Financial Highlights and Statements of Investments .....................   36

Financial Statements ...................................................   54

Notes to Financial Statements ..........................................   60

Report of Independent Registered Public Accounting Firm ................   71

Tax Designation ........................................................   72

Board Members and Officers .............................................   73

Shareholder Information. ...............................................   78

--------------------------------------------------------------------------------

ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended December 31, 2005, U.S. economic expansion was driven by strength across most industries, sectors and regions. Gross domestic product
(GDP) rose during the period, benefiting primarily from increased personal consumption, business investment and federal spending. The U.S. dollar rallied in 2005, supported by relatively strong domestic economic growth and rising short-term domestic interest rates, as the Federal Reserve Board raised the federal funds target rate from 2.25% to 4.25% during the period. Compared with the rise in short-term interest rates, long-term rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth.

Oil prices remained high during the period, and natural gas prices rose during the second half of 2005. Despite these high commodity prices, inflation remained relatively contained for the 12 months ended December 31, 2005, as measured by the 2.2% rise for the core Consumer Price Index (CPI).(1) In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a one-year total return of +1.72%, while the broader Standard & Poor's 500 Index (S&P 500) and the technology-heavy NASDAQ Composite Index returned +4.91% and +2.12%.(2)

Outside the U.S., the global economy overcame fears of derailment generated by higher energy costs and advanced at a solid clip during 2005, with Europe surpassing expectations. Excluding the volatile energy and food sectors, inflation remained relatively subdued worldwide. In addition to high energy prices, prices for other commodities such as industrial metals also rose. This contributed to economic growth in countries that are tied to mining and industrial commodities, such as Australia and Canada, and some Asian and Latin American emerging markets.

(1) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

(2) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

For the 12 months under review, equity markets outside the U.S. performed strongly. The Morgan Stanley Capital International (MSCI) All Country (AC) World ex US Index rose +17.11%.(3) In terms of sectors, energy and materials led equity market performance, and telecommunication services and consumer-related sectors lagged.

(3) Source: Standard & Poor's Micropal. The MSCI AC World ex US Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                                                               Annual Report | 5

FRANKLIN TEMPLETON

CONSERVATIVE TARGET FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return consistent with a lower level of risk.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION

Franklin Templeton Conservative Target Fund
Based on Total Net Assests as of 12/31/05

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ..........................    29.3%
Primarily Domestic Fixed Income ....................    28.7%
Primarily Foreign Equity ...........................    12.8%
Primarily Foreign Fixed Income .....................    11.6%
Short-Term Investments & Other Net Assets ..........    17.6%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Conservative Target Fund's annual report for the fiscal year ended December 31, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A posted a +4.70% cumulative total return for the 12 months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the S&P 500 and the MSCI Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers
(LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting

(1) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 41.


6 | Annual Report
period, the hybrid benchmark returned +4.66%.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity, 40% fixed income, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 69.7% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2005, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 9.5% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was

TOP 10 FUND HOLDINGS

Franklin Templeton Conservative Target Fund
12/31/05

--------------------------------------------------
                                       % OF TOTAL
                                       NET ASSETS
--------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                              11.7%
--------------------------------------------------
Franklin Strategic Mortgage Portfolio        11.2%
--------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                               9.5%
--------------------------------------------------
Franklin U.S. Government Securities Fund
- Advisor Class                               8.8%
--------------------------------------------------
Franklin Total Return Fund
- Advisor Class                               6.7%
--------------------------------------------------
Franklin Mutual Shares Fund
- Class Z                                     6.6%
--------------------------------------------------
Franklin Mutual European Fund
- Class Z                                     6.5%
--------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                               6.5%
--------------------------------------------------
Templeton Foreign Fund
- Advisor Class                               3.3%
--------------------------------------------------
Franklin Capital Growth Fund
- Advisor Class                               2.9%
--------------------------------------------------

(2) Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 28%, MSCI EAFE 12%, LB U.S. Aggregate Index 40% and P&R 90 Day T-Bill 20%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                               Annual Report | 7

71.2% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting, at 11.7% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the 12-month reporting period, while our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class underperformed the LB U.S. Aggregate Index.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2005, the U.S. dollar increased in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portion of the portfolio's underlying funds' investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

[PHOTO]   /s/ T. Anthony Coffey

              T. Anthony Coffey, CFA
              Portfolio Manager
              Franklin Templeton Conservative Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Annual Report

PERFORMANCE SUMMARY AS OF 12/31/05

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------
CLASS A (SYMBOL: FTCIX)                        CHANGE    12/31/05    12/31/04
-----------------------------------------------------------------------------
Net Asset Value (NAV)                         + $0.26     $ 12.74     $ 12.48
-----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
-----------------------------------------------------------------------------
Dividend Income                    $ 0.3215
-----------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                          CHANGE    12/31/05    12/31/04
-----------------------------------------------------------------------------
Net Asset Value (NAV)                         +$ 0.25     $ 12.71     $ 12.46
-----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
-----------------------------------------------------------------------------
Dividend Income                    $ 0.2291
-----------------------------------------------------------------------------
CLASS C (SYMBOL: FTCCX)                        CHANGE    12/31/05    12/31/04
-----------------------------------------------------------------------------
Net Asset Value (NAV)                         +$ 0.24     $ 12.60     $ 12.36
-----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
-----------------------------------------------------------------------------
Dividend Income                    $ 0.2303
-----------------------------------------------------------------------------
CLASS R (SYMBOL: FTCRX)                        CHANGE    12/31/05    12/31/04
-----------------------------------------------------------------------------
Net Asset Value (NAV)                         +$ 0.25     $ 12.71     $ 12.46
-----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
-----------------------------------------------------------------------------
Dividend Income                    $ 0.2901
-----------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                    CHANGE    12/31/05     12/1/05
-----------------------------------------------------------------------------
Net Asset Value (NAV)                         -$ 0.09     $ 12.72     $ 12.81
-----------------------------------------------------------------------------
DISTRIBUTIONS (12/1/05-12/31/05)
-----------------------------------------------------------------------------
Dividend Income                    $ 0.1769
-----------------------------------------------------------------------------


                                                               Annual Report | 9

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------
CLASS A                              1-YEAR     5-YEAR    INCEPTION (12/31/96)
------------------------------------------------------------------------------
Cumulative Total Return(2)           +4.70%    +26.48%           +80.07%
------------------------------------------------------------------------------
Average Annual Total Return(3)       -1.31%     +3.58%            +6.05%
------------------------------------------------------------------------------
Value of $10,000 Investment(4)     $ 9,869    $ 11,920         $ 16,971
------------------------------------------------------------------------------
CLASS B                                         1-YEAR     INCEPTION (12/1/03)
------------------------------------------------------------------------------
Cumulative Total Return(2)                      +3.87%           +13.30%
------------------------------------------------------------------------------
Average Annual Total Return(3)                  -0.13%            +4.82%
------------------------------------------------------------------------------
Value of $10,000 Investment(4)                $ 9,987          $ 11,030
------------------------------------------------------------------------------
CLASS C                              1-YEAR     5-YEAR    INCEPTION (12/31/96)
------------------------------------------------------------------------------
Cumulative Total Return(2)           +3.83%    +21.77%           +67.76%
------------------------------------------------------------------------------
Average Annual Total Return(3)       +2.83%     +4.02%            +5.92%
------------------------------------------------------------------------------
Value of $10,000 Investment(4)     $ 10,283   $ 12,177         $ 16,776
------------------------------------------------------------------------------
CLASS R                              1-YEAR     3-YEAR      INCEPTION (1/1/02)
------------------------------------------------------------------------------
Cumulative Total Return(2)           +4.37%    +31.64%           +26.26%
------------------------------------------------------------------------------
Average Annual Total Return(3)       +3.37%     +9.60%            +6.01%
------------------------------------------------------------------------------
Value of $10,000 Investment(4)     $ 10,337   $ 13,164         $ 12,626
------------------------------------------------------------------------------
ADVISOR CLASS(5)                     1-YEAR     5-YEAR    INCEPTION (12/31/96)
------------------------------------------------------------------------------
Cumulative Total Return(2)           +4.62%    +26.38%           +79.93%
------------------------------------------------------------------------------
Average Annual Total Return(3)       +4.62%     +4.79%            +6.74%
------------------------------------------------------------------------------
Value of $10,000 Investment(4)     $ 10,462   $ 12,638         $ 17,993
------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS A                          12/31/05
-----------------------------------------
1-Year                             -1.31%
-----------------------------------------
5-Year                             +3.58%
-----------------------------------------
Since Inception (12/31/96)         +6.05%
-----------------------------------------

CLASS A (12/31/96-12/31/05)

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

              FRANKLIN TEMPLETON                               LEHMAN BROTHERS
                 CONSERVATIVE       S&P 500(6)  MSCI EAFE(6)    U.S. AGGREGATE       U.S. TREASURY
  DATE           TARGET FUND          INDEX        INDEX           INDEX(6)             BILLS(6)
----------    ------------------    ----------  ------------  ------------------     --------------
12/31/1996         $9,425           $10,000     $10,000           $10,000               $10,000
 1/31/1997         $9,576           $10,624      $9,652           $10,031               $10,045
 2/28/1997         $9,585           $10,708      $9,813           $10,056               $10,083
 3/31/1997         $9,474           $10,269      $9,850            $9,944               $10,126
 4/30/1997         $9,502           $10,881      $9,905           $10,093               $10,172
 5/31/1997         $9,814           $11,543     $10,552           $10,188               $10,223
 6/30/1997        $10,028           $12,060     $11,136           $10,309               $10,261
 7/31/1997        $10,293           $13,019     $11,319           $10,587               $10,305
 8/31/1997        $10,189           $12,290     $10,476           $10,497               $10,351
 9/30/1997        $10,570           $12,963     $11,065           $10,652               $10,399
10/31/1997        $10,351           $12,531     $10,217           $10,806               $10,438
11/30/1997        $10,408           $13,110     $10,115           $10,856               $10,484
12/31/1997        $10,513           $13,335     $10,206           $10,965               $10,530
 1/31/1998        $10,503           $13,482     $10,675           $11,106               $10,582
 2/28/1998        $10,797           $14,454     $11,362           $11,098               $10,623
 3/31/1998        $11,036           $15,194     $11,715           $11,136               $10,675
 4/30/1998        $11,095           $15,347     $11,810           $11,194               $10,725
 5/31/1998        $10,987           $15,083     $11,756           $11,300               $10,771
 6/30/1998        $10,988           $15,695     $11,847           $11,396               $10,815
 7/31/1998        $10,850           $15,529     $11,970           $11,420               $10,862
 8/31/1998        $10,219           $13,286     $10,490           $11,606               $10,914
 9/30/1998        $10,397           $14,137     $10,171           $11,878               $10,970
10/31/1998        $10,526           $15,286     $11,234           $11,815               $11,013
11/30/1998        $10,715           $16,212     $11,812           $11,882               $11,048
12/31/1998        $10,826           $17,146     $12,281           $11,918               $11,094
 1/31/1999        $10,898           $17,862     $12,247           $12,003               $11,137
 2/28/1999        $10,754           $17,307     $11,958           $11,794               $11,172
 3/31/1999        $10,916           $18,000     $12,460           $11,859               $11,220
 4/30/1999        $11,185           $18,697     $12,968           $11,896               $11,262
 5/31/1999        $11,092           $18,256     $12,303           $11,792               $11,305
 6/30/1999        $11,273           $19,268     $12,786           $11,755               $11,347
 7/31/1999        $11,200           $18,667     $13,169           $11,705               $11,394
 8/31/1999        $11,211           $18,575     $13,220           $11,699               $11,438
 9/30/1999        $11,196           $18,066     $13,356           $11,834               $11,488
10/31/1999        $11,501           $19,209     $13,859           $11,878               $11,533
11/30/1999        $12,123           $19,600     $14,343           $11,877               $11,579
12/31/1999        $13,021           $20,753     $15,633           $11,820               $11,632
 1/31/2000        $12,881           $19,711     $14,643           $11,781               $11,677
 2/29/2000        $13,950           $19,338     $15,040           $11,924               $11,730
 3/31/2000        $13,756           $21,228     $15,626           $12,081               $11,789
 4/30/2000        $13,245           $20,590     $14,806           $12,046               $11,849
 5/31/2000        $12,962           $20,169     $14,448           $12,041               $11,913
 6/30/2000        $13,335           $20,666     $15,016           $12,291               $11,964
 7/31/2000        $13,302           $20,343     $14,389           $12,403               $12,019
 8/31/2000        $13,818           $21,606     $14,517           $12,583               $12,082
 9/30/2000        $13,675           $20,466     $13,813           $12,662               $12,148
10/31/2000        $13,487           $20,379     $13,490           $12,746               $12,209
11/30/2000        $12,999           $18,773     $12,987           $12,954               $12,276
12/31/2000        $13,418           $18,865     $13,451           $13,194               $12,347
 1/31/2001        $13,781           $19,534     $13,445           $13,410               $12,428
 2/28/2001        $13,348           $17,754     $12,438           $13,527               $12,478
 3/31/2001        $13,004           $16,630     $11,614           $13,595               $12,540
 4/30/2001        $13,416           $17,922     $12,429           $13,538               $12,592
 5/31/2001        $13,498           $18,042     $12,000           $13,620               $12,641
 6/30/2001        $13,439           $17,603     $11,514           $13,671               $12,678
 7/31/2001        $13,380           $17,429     $11,305           $13,977               $12,720
 8/31/2001        $13,214           $16,339     $11,021           $14,137               $12,762
 9/30/2001        $12,493           $15,020      $9,908           $14,302               $12,818
10/31/2001        $12,839           $15,307     $10,161           $14,601               $12,851
11/30/2001        $13,150           $16,481     $10,536           $14,400               $12,878
12/31/2001        $13,295           $16,625     $10,599           $14,308               $12,899
 1/31/2002        $13,283           $16,383     $10,037           $14,424               $12,917
 2/28/2002        $13,271           $16,067     $10,107           $14,564               $12,934
 3/31/2002        $13,544           $16,671     $10,659           $14,322               $12,953
 4/30/2002        $13,581           $15,661     $10,736           $14,599               $12,973
 5/31/2002        $13,532           $15,546     $10,882           $14,723               $12,993
 6/30/2002        $13,141           $14,439     $10,453           $14,851               $13,012
 7/31/2002        $12,611           $13,313      $9,422           $15,030               $13,031
 8/31/2002        $12,698           $13,401      $9,403           $15,284               $13,050
 9/30/2002        $12,306           $11,946      $8,395           $15,531               $13,071
10/31/2002        $12,541           $12,996      $8,847           $15,461               $13,091
11/30/2002        $12,876           $13,760      $9,250           $15,456               $13,111
12/31/2002        $12,792           $12,952      $8,939           $15,776               $13,125
 1/31/2003        $12,742           $12,613      $8,567           $15,789               $13,139
 2/28/2003        $12,704           $12,424      $8,371           $16,008               $13,151
 3/31/2003        $12,687           $12,543      $8,213           $15,995               $13,165
 4/30/2003        $13,152           $13,577      $9,027           $16,127               $13,178
 5/31/2003        $13,654           $14,292      $9,583           $16,428               $13,192
 6/30/2003        $13,732           $14,474      $9,820           $16,395               $13,208
 7/31/2003        $13,745           $14,730     $10,059           $15,844               $13,217
 8/31/2003        $14,047           $15,016     $10,304           $15,949               $13,227
 9/30/2003        $14,142           $14,857     $10,623           $16,372               $13,239
10/31/2003        $14,484           $15,697     $11,286           $16,219               $13,249
11/30/2003        $14,712           $15,835     $11,539           $16,258               $13,260
12/31/2003        $15,011           $16,665     $12,441           $16,423               $13,270
 1/31/2004        $15,126           $16,971     $12,617           $16,555               $13,281
 2/29/2004        $15,266           $17,207     $12,911           $16,734               $13,290
 3/31/2004        $15,288           $16,947     $12,989           $16,860               $13,301
 4/30/2004        $14,904           $16,682     $12,706           $16,421               $13,311
 5/31/2004        $14,993           $16,910     $12,761           $16,355               $13,320
 6/30/2004        $15,172           $17,239     $13,046           $16,448               $13,326
 7/31/2004        $14,967           $16,668     $12,624           $16,611               $13,338
 8/31/2004        $15,082           $16,735     $12,683           $16,928               $13,352
 9/30/2004        $15,329           $16,916     $13,016           $16,974               $13,367
10/31/2004        $15,548           $17,175     $13,461           $17,116               $13,382
11/30/2004        $15,948           $17,870     $14,384           $16,979               $13,395
12/31/2004        $16,209           $18,477     $15,016           $17,136               $13,421
 1/31/2005        $16,001           $18,027     $14,741           $17,243               $13,440
 2/28/2005        $16,248           $18,406     $15,381           $17,142               $13,461
 3/31/2005        $16,028           $18,081     $15,001           $17,053               $13,492
 4/30/2005        $15,859           $17,738     $14,665           $17,284               $13,521
 5/31/2005        $16,093           $18,302     $14,688           $17,471               $13,552
 6/30/2005        $16,238           $18,328     $14,888           $17,567               $13,582
 7/31/2005        $16,486           $19,009     $15,346           $17,407               $13,612
 8/31/2005        $16,552           $18,836     $15,738           $17,630               $13,649
 9/30/2005        $16,674           $18,988     $16,442           $17,448               $13,688
10/31/2005        $16,424           $18,672     $15,963           $17,310               $13,720
11/30/2005        $16,766           $19,377     $16,358           $17,387               $13,765
12/31/2005        $16,971           $19,384     $17,120           $17,552               $13,809

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS B                          12/31/05
-----------------------------------------
1-Year                             -0.13%
-----------------------------------------
Since Inception (12/1/03)          +4.82%
-----------------------------------------

CLASS B (12/1/03-12/31/05)

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

              FRANKLIN TEMPLETON                               LEHMAN BROTHERS
                 CONSERVATIVE       S&P 500(6)  MSCI EAFE(6)    U.S. AGGREGATE       U.S. TREASURY
  DATE           TARGET FUND          INDEX        INDEX           INDEX(6)             BILLS(6)
----------    ------------------    ----------  ------------  ------------------     --------------
 12/1/2003        $10,000             $10,000     $10,000          $10,000               $10,000
12/31/2003        $10,170             $10,524     $10,782          $10,102               $10,008
 1/31/2004        $10,239             $10,717     $10,935          $10,183               $10,016
 2/29/2004        $10,326             $10,866     $11,189          $10,293               $10,023
 3/31/2004        $10,337             $10,702     $11,257          $10,370               $10,031
 4/30/2004        $10,068             $10,534     $11,012          $10,101               $10,038
 5/31/2004        $10,129             $10,679     $11,059          $10,060               $10,045
 6/30/2004        $10,237             $10,886     $11,306          $10,117               $10,050
 7/31/2004        $10,098             $10,526     $10,941          $10,217               $10,059
 8/31/2004        $10,168             $10,568     $10,991          $10,412               $10,069
 9/30/2004        $10,329             $10,683     $11,280          $10,440               $10,080
10/31/2004        $10,468             $10,846     $11,666          $10,528               $10,092
11/30/2004        $10,738             $11,285     $12,466          $10,444               $10,102
12/31/2004        $10,908             $11,668     $13,013          $10,540               $10,122
 1/31/2005        $10,751             $11,384     $12,775          $10,606               $10,136
 2/28/2005        $10,917             $11,624     $13,330          $10,544               $10,151
 3/31/2005        $10,757             $11,418     $13,001          $10,489               $10,175
 4/30/2005        $10,643             $11,201     $12,710          $10,631               $10,196
 5/31/2005        $10,792             $11,558     $12,729          $10,746               $10,220
 6/30/2005        $10,878             $11,574     $12,903          $10,805               $10,243
 7/31/2005        $11,045             $12,004     $13,299          $10,707               $10,265
 8/31/2005        $11,080             $11,895     $13,639          $10,844               $10,293
 9/30/2005        $11,150             $11,991     $14,250          $10,732               $10,323
10/31/2005        $10,982             $11,791     $13,834          $10,647               $10,347
11/30/2005        $11,194             $12,237     $14,177          $10,694               $10,381
12/31/2005        $11,030             $12,241     $14,837          $10,796               $10,414


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS C                          12/31/05
-----------------------------------------
1-Year                             +2.83%
-----------------------------------------
5-Year                             +4.02%
-----------------------------------------
Since Inception (12/31/96)         +5.92%
-----------------------------------------

CLASS C (12/31/96-12/31/05)

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

              FRANKLIN TEMPLETON                               LEHMAN BROTHERS
                 CONSERVATIVE       S&P 500(6)  MSCI EAFE(6)    U.S. AGGREGATE       U.S. TREASURY
  DATE           TARGET FUND          INDEX        INDEX           INDEX(6)             BILLS(6)
----------    ------------------    ----------  ------------  ------------------     --------------
12/31/1996        $10,000           $10,000      $10,000          $10,000               $10,000
 1/31/1997        $10,160           $10,624       $9,652          $10,031               $10,045
 2/28/1997        $10,150           $10,708       $9,813          $10,056               $10,083
 3/31/1997         $9,998           $10,269       $9,850           $9,944               $10,126
 4/30/1997        $10,028           $10,881       $9,905          $10,093               $10,172
 5/31/1997        $10,359           $11,543      $10,552          $10,188               $10,223
 6/30/1997        $10,577           $12,060      $11,136          $10,309               $10,261
 7/31/1997        $10,848           $13,019      $11,319          $10,587               $10,305
 8/31/1997        $10,717           $12,290      $10,476          $10,497               $10,351
 9/30/1997        $11,111           $12,963      $11,065          $10,652               $10,399
10/31/1997        $10,879           $12,531      $10,217          $10,806               $10,438
11/30/1997        $10,940           $13,110      $10,115          $10,856               $10,484
12/31/1997        $11,042           $13,335      $10,206          $10,965               $10,530
 1/31/1998        $11,021           $13,482      $10,675          $11,106               $10,582
 2/28/1998        $11,321           $14,454      $11,362          $11,098               $10,623
 3/31/1998        $11,570           $15,194      $11,715          $11,136               $10,675
 4/30/1998        $11,621           $15,347      $11,810          $11,194               $10,725
 5/31/1998        $11,507           $15,083      $11,756          $11,300               $10,771
 6/30/1998        $11,499           $15,695      $11,847          $11,396               $10,815
 7/31/1998        $11,343           $15,529      $11,970          $11,420               $10,862
 8/31/1998        $10,678           $13,286      $10,490          $11,606               $10,914
 9/30/1998        $10,857           $14,137      $10,171          $11,878               $10,970
10/31/1998        $10,983           $15,286      $11,234          $11,815               $11,013
11/30/1998        $11,171           $16,212      $11,812          $11,882               $11,048
12/31/1998        $11,283           $17,146      $12,281          $11,918               $11,094
 1/31/1999        $11,348           $17,862      $12,247          $12,003               $11,137
 2/28/1999        $11,196           $17,307      $11,958          $11,794               $11,172
 3/31/1999        $11,363           $18,000      $12,460          $11,859               $11,220
 4/30/1999        $11,623           $18,697      $12,968          $11,896               $11,262
 5/31/1999        $11,525           $18,256      $12,303          $11,792               $11,305
 6/30/1999        $11,701           $19,268      $12,786          $11,755               $11,347
 7/31/1999        $11,625           $18,667      $13,169          $11,705               $11,394
 8/31/1999        $11,625           $18,575      $13,220          $11,699               $11,438
 9/30/1999        $11,608           $18,066      $13,356          $11,834               $11,488
10/31/1999        $11,916           $19,209      $13,859          $11,878               $11,533
11/30/1999        $12,542           $19,600      $14,343          $11,877               $11,579
12/31/1999        $13,472           $20,753      $15,633          $11,820               $11,632
 1/31/2000        $13,314           $19,711      $14,643          $11,781               $11,677
 2/29/2000        $14,417           $19,338      $15,040          $11,924               $11,730
 3/31/2000        $14,201           $21,228      $15,626          $12,081               $11,789
 4/30/2000        $13,669           $20,590      $14,806          $12,046               $11,849
 5/31/2000        $13,375           $20,169      $14,448          $12,041               $11,913
 6/30/2000        $13,738           $20,666      $15,016          $12,291               $11,964
 7/31/2000        $13,704           $20,343      $14,389          $12,403               $12,019
 8/31/2000        $14,216           $21,606      $14,517          $12,583               $12,082
 9/30/2000        $14,066           $20,466      $13,813          $12,662               $12,148
10/31/2000        $13,871           $20,379      $13,490          $12,746               $12,209
11/30/2000        $13,353           $18,773      $12,987          $12,954               $12,276
12/31/2000        $13,777           $18,865      $13,451          $13,194               $12,347
 1/31/2001        $14,140           $19,534      $13,445          $13,410               $12,428
 2/28/2001        $13,692           $17,754      $12,438          $13,527               $12,478
 3/31/2001        $13,330           $16,630      $11,614          $13,595               $12,540
 4/30/2001        $13,743           $17,922      $12,429          $13,538               $12,592
 5/31/2001        $13,816           $18,042      $12,000          $13,620               $12,641
 6/30/2001        $13,743           $17,603      $11,514          $13,671               $12,678
 7/31/2001        $13,682           $17,429      $11,305          $13,977               $12,720
 8/31/2001        $13,499           $16,339      $11,021          $14,137               $12,762
 9/30/2001        $12,755           $15,020       $9,908          $14,302               $12,818
10/31/2001        $13,100           $15,307      $10,161          $14,601               $12,851
11/30/2001        $13,408           $16,481      $10,536          $14,400               $12,878
12/31/2001        $13,560           $16,625      $10,599          $14,308               $12,899
 1/31/2002        $13,522           $16,383      $10,037          $14,424               $12,917
 2/28/2002        $13,497           $16,067      $10,107          $14,564               $12,934
 3/31/2002        $13,775           $16,671      $10,659          $14,322               $12,953
 4/30/2002        $13,800           $15,661      $10,736          $14,599               $12,973
 5/31/2002        $13,737           $15,546      $10,882          $14,723               $12,993
 6/30/2002        $13,338           $14,439      $10,453          $14,851               $13,012
 7/31/2002        $12,795           $13,313       $9,422          $15,030               $13,031
 8/31/2002        $12,884           $13,401       $9,403          $15,284               $13,050
 9/30/2002        $12,475           $11,946       $8,395          $15,531               $13,071
10/31/2002        $12,703           $12,996       $8,847          $15,461               $13,091
11/30/2002        $13,032           $13,760       $9,250          $15,456               $13,111
12/31/2002        $12,943           $12,952       $8,939          $15,776               $13,125
 1/31/2003        $12,879           $12,613       $8,567          $15,789               $13,139
 2/28/2003        $12,841           $12,424       $8,371          $16,008               $13,151
 3/31/2003        $12,815           $12,543       $8,213          $15,995               $13,165
 4/30/2003        $13,263           $13,577       $9,027          $16,127               $13,178
 5/31/2003        $13,775           $14,292       $9,583          $16,428               $13,192
 6/30/2003        $13,845           $14,474       $9,820          $16,395               $13,208
 7/31/2003        $13,845           $14,730      $10,059          $15,844               $13,217
 8/31/2003        $14,140           $15,016      $10,304          $15,949               $13,227
 9/30/2003        $14,226           $14,857      $10,623          $16,372               $13,239
10/31/2003        $14,560           $15,697      $11,286          $16,219               $13,249
11/30/2003        $14,778           $15,835      $11,539          $16,258               $13,260
12/31/2003        $15,073           $16,665      $12,441          $16,423               $13,270
 1/31/2004        $15,177           $16,971      $12,617          $16,555               $13,281
 2/29/2004        $15,306           $17,207      $12,911          $16,734               $13,290
 3/31/2004        $15,324           $16,947      $12,989          $16,860               $13,301
 4/30/2004        $14,922           $16,682      $12,706          $16,421               $13,311
 5/31/2004        $15,013           $16,910      $12,761          $16,355               $13,320
 6/30/2004        $15,165           $17,239      $13,046          $16,448               $13,326
 7/31/2004        $14,957           $16,668      $12,624          $16,611               $13,338
 8/31/2004        $15,061           $16,735      $12,683          $16,928               $13,352
 9/30/2004        $15,309           $16,916      $13,016          $16,974               $13,367
10/31/2004        $15,517           $17,175      $13,461          $17,116               $13,382
11/30/2004        $15,907           $17,870      $14,384          $16,979               $13,395
12/31/2004        $16,158           $18,477      $15,016          $17,136               $13,421
 1/31/2005        $15,923           $18,027      $14,741          $17,243               $13,440
 2/28/2005        $16,171           $18,406      $15,381          $17,142               $13,461
 3/31/2005        $15,943           $18,081      $15,001          $17,053               $13,492
 4/30/2005        $15,773           $17,738      $14,665          $17,284               $13,521
 5/31/2005        $15,983           $18,302      $14,688          $17,471               $13,552
 6/30/2005        $16,124           $18,328      $14,888          $17,567               $13,582
 7/31/2005        $16,360           $19,009      $15,346          $17,407               $13,612
 8/31/2005        $16,413           $18,836      $15,738          $17,630               $13,649
 9/30/2005        $16,519           $18,988      $16,442          $17,448               $13,688
10/31/2005        $16,269           $18,672      $15,963          $17,310               $13,720
11/30/2005        $16,585           $19,377      $16,358          $17,387               $13,765
12/31/2005        $16,776           $19,384      $17,120          $17,552               $13,809

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
CLASS R                          12/31/05
-----------------------------------------
1-Year                             +3.37%
-----------------------------------------
3-Year                             +9.60%
-----------------------------------------
Since Inception (1/1/02)           +6.01%
-----------------------------------------

CLASS R (1/1/02-12/31/05)

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

              FRANKLIN TEMPLETON                               LEHMAN BROTHERS
                 CONSERVATIVE       S&P 500(6)  MSCI EAFE(6)    U.S. AGGREGATE       U.S. TREASURY
  DATE           TARGET FUND          INDEX        INDEX           INDEX(6)             BILLS(6)
----------    ------------------    ----------  ------------  ------------------     --------------
  1/1/2002        $10,000           $10,000      $10,000          $10,000               $10,000
 1/31/2002         $9,991            $9,854       $9,469          $10,081               $10,014
 2/28/2002         $9,981            $9,664       $9,536          $10,179               $10,027
 3/31/2002        $10,187           $10,028      $10,057          $10,009               $10,042
 4/30/2002        $10,205            $9,420      $10,130          $10,203               $10,057
 5/31/2002        $10,168            $9,351      $10,267          $10,290               $10,073
 6/30/2002         $9,878            $8,685       $9,862          $10,379               $10,088
 7/31/2002         $9,470            $8,008       $8,889          $10,504               $10,102
 8/31/2002         $9,535            $8,061       $8,871          $10,682               $10,117
 9/30/2002         $9,240            $7,185       $7,921          $10,855               $10,133
10/31/2002         $9,417            $7,817       $8,347          $10,805               $10,149
11/30/2002         $9,659            $8,277       $8,727          $10,802               $10,165
12/31/2002         $9,600            $7,791       $8,434          $11,025               $10,175
 1/31/2003         $9,563            $7,587       $8,083          $11,035               $10,186
 2/28/2003         $9,525            $7,473       $7,898          $11,188               $10,195
 3/31/2003         $9,519            $7,545       $7,749          $11,179               $10,207
 4/30/2003         $9,859            $8,167       $8,517          $11,271               $10,217
 5/31/2003        $10,237            $8,596       $9,041          $11,481               $10,227
 6/30/2003        $10,293            $8,706       $9,265          $11,459               $10,240
 7/31/2003        $10,302            $8,860       $9,491          $11,073               $10,247
 8/31/2003        $10,520            $9,032       $9,721          $11,147               $10,255
 9/30/2003        $10,594            $8,937      $10,023          $11,442               $10,263
10/31/2003        $10,841            $9,442      $10,648          $11,335               $10,272
11/30/2003        $11,012            $9,525      $10,887          $11,362               $10,280
12/31/2003        $11,238           $10,024      $11,738          $11,478               $10,288
 1/31/2004        $11,324           $10,208      $11,904          $11,570               $10,297
 2/29/2004        $11,420           $10,350      $12,181          $11,696               $10,303
 3/31/2004        $11,441           $10,194      $12,255          $11,783               $10,312
 4/30/2004        $11,144           $10,034      $11,988          $11,477               $10,319
 5/31/2004        $11,220           $10,171      $12,040          $11,431               $10,326
 6/30/2004        $11,338           $10,369      $12,308          $11,495               $10,331
 7/31/2004        $11,184           $10,026      $11,911          $11,609               $10,341
 8/31/2004        $11,270           $10,066      $11,966          $11,831               $10,351
 9/30/2004        $11,459           $10,175      $12,280          $11,863               $10,363
10/31/2004        $11,614           $10,331      $12,700          $11,962               $10,375
11/30/2004        $11,913           $10,749      $13,571          $11,867               $10,385
12/31/2004        $12,109           $11,114      $14,167          $11,976               $10,405
 1/31/2005        $11,943           $10,843      $13,908          $12,051               $10,420
 2/28/2005        $12,128           $11,071      $14,512          $11,980               $10,436
 3/31/2005        $11,959           $10,876      $14,153          $11,919               $10,460
 4/30/2005        $11,832           $10,669      $13,837          $12,080               $10,482
 5/31/2005        $12,007           $11,009      $13,858          $12,211               $10,506
 6/30/2005        $12,108           $11,024      $14,047          $12,277               $10,530
 7/31/2005        $12,294           $11,434      $14,479          $12,165               $10,553
 8/31/2005        $12,343           $11,330      $14,849          $12,321               $10,582
 9/30/2005        $12,426           $11,422      $15,513          $12,194               $10,612
10/31/2005        $12,239           $11,231      $15,061          $12,098               $10,636
11/30/2005        $12,485           $11,655      $15,433          $12,151               $10,672
12/31/2005        $12,626           $11,660      $16,153          $12,267               $10,705


12 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------
ADVISOR CLASS(5)                 12/31/05
-----------------------------------------
1-Year                             +4.62%
-----------------------------------------
5-Year                             +4.79%
-----------------------------------------
Since Inception (12/31/96)         +6.74%
-----------------------------------------

ADVISOR CLASS (12/31/96-12/31/05)(5)

  [THE FOLLOWING TABLE WAS REPRESENTED AS LINE GRAPH IN THE PRINTED MATERIAL.]

              FRANKLIN TEMPLETON                               LEHMAN BROTHERS
                 CONSERVATIVE       S&P 500(6)  MSCI EAFE(6)    U.S. AGGREGATE       U.S. TREASURY
  DATE           TARGET FUND          INDEX        INDEX           INDEX(6)             BILLS(6)
----------    ------------------    ----------  ------------  ------------------     --------------
12/31/1996        $10,000            $10,000     $10,000          $10,000               $10,000
 1/31/1997        $10,160            $10,624      $9,652          $10,031               $10,045
 2/28/1997        $10,170            $10,708      $9,813          $10,056               $10,083
 3/31/1997        $10,051            $10,269      $9,850           $9,944               $10,126
 4/30/1997        $10,082            $10,881      $9,905          $10,093               $10,172
 5/31/1997        $10,413            $11,543     $10,552          $10,188               $10,223
 6/30/1997        $10,639            $12,060     $11,136          $10,309               $10,261
 7/31/1997        $10,921            $13,019     $11,319          $10,587               $10,305
 8/31/1997        $10,810            $12,290     $10,476          $10,497               $10,351
 9/30/1997        $11,215            $12,963     $11,065          $10,652               $10,399
10/31/1997        $10,982            $12,531     $10,217          $10,806               $10,438
11/30/1997        $11,043            $13,110     $10,115          $10,856               $10,484
12/31/1997        $11,155            $13,335     $10,206          $10,965               $10,530
 1/31/1998        $11,144            $13,482     $10,675          $11,106               $10,582
 2/28/1998        $11,456            $14,454     $11,362          $11,098               $10,623
 3/31/1998        $11,709            $15,194     $11,715          $11,136               $10,675
 4/30/1998        $11,771            $15,347     $11,810          $11,194               $10,725
 5/31/1998        $11,657            $15,083     $11,756          $11,300               $10,771
 6/30/1998        $11,659            $15,695     $11,847          $11,396               $10,815
 7/31/1998        $11,512            $15,529     $11,970          $11,420               $10,862
 8/31/1998        $10,842            $13,286     $10,490          $11,606               $10,914
 9/30/1998        $11,031            $14,137     $10,171          $11,878               $10,970
10/31/1998        $11,168            $15,286     $11,234          $11,815               $11,013
11/30/1998        $11,369            $16,212     $11,812          $11,882               $11,048
12/31/1998        $11,486            $17,146     $12,281          $11,918               $11,094
 1/31/1999        $11,563            $17,862     $12,247          $12,003               $11,137
 2/28/1999        $11,410            $17,307     $11,958          $11,794               $11,172
 3/31/1999        $11,582            $18,000     $12,460          $11,859               $11,220
 4/30/1999        $11,868            $18,697     $12,968          $11,896               $11,262
 5/31/1999        $11,769            $18,256     $12,303          $11,792               $11,305
 6/30/1999        $11,961            $19,268     $12,786          $11,755               $11,347
 7/31/1999        $11,884            $18,667     $13,169          $11,705               $11,394
 8/31/1999        $11,895            $18,575     $13,220          $11,699               $11,438
 9/30/1999        $11,879            $18,066     $13,356          $11,834               $11,488
10/31/1999        $12,203            $19,209     $13,859          $11,878               $11,533
11/30/1999        $12,862            $19,600     $14,343          $11,877               $11,579
12/31/1999        $13,815            $20,753     $15,633          $11,820               $11,632
 1/31/2000        $13,666            $19,711     $14,643          $11,781               $11,677
 2/29/2000        $14,801            $19,338     $15,040          $11,924               $11,730
 3/31/2000        $14,595            $21,228     $15,626          $12,081               $11,789
 4/30/2000        $14,053            $20,590     $14,806          $12,046               $11,849
 5/31/2000        $13,753            $20,169     $14,448          $12,041               $11,913
 6/30/2000        $14,149            $20,666     $15,016          $12,291               $11,964
 7/31/2000        $14,114            $20,343     $14,389          $12,403               $12,019
 8/31/2000        $14,661            $21,606     $14,517          $12,583               $12,082
 9/30/2000        $14,509            $20,466     $13,813          $12,662               $12,148
10/31/2000        $14,309            $20,379     $13,490          $12,746               $12,209
11/30/2000        $13,792            $18,773     $12,987          $12,954               $12,276
12/31/2000        $14,237            $18,865     $13,451          $13,194               $12,347
 1/31/2001        $14,622            $19,534     $13,445          $13,410               $12,428
 2/28/2001        $14,162            $17,754     $12,438          $13,527               $12,478
 3/31/2001        $13,798            $16,630     $11,614          $13,595               $12,540
 4/30/2001        $14,234            $17,922     $12,429          $13,538               $12,592
 5/31/2001        $14,322            $18,042     $12,000          $13,620               $12,641
 6/30/2001        $14,259            $17,603     $11,514          $13,671               $12,678
 7/31/2001        $14,196            $17,429     $11,305          $13,977               $12,720
 8/31/2001        $14,020            $16,339     $11,021          $14,137               $12,762
 9/30/2001        $13,255            $15,020      $9,908          $14,302               $12,818
10/31/2001        $13,622            $15,307     $10,161          $14,601               $12,851
11/30/2001        $13,952            $16,481     $10,536          $14,400               $12,878
12/31/2001        $14,106            $16,625     $10,599          $14,308               $12,899
 1/31/2002        $14,093            $16,383     $10,037          $14,424               $12,917
 2/28/2002        $14,080            $16,067     $10,107          $14,564               $12,934
 3/31/2002        $14,370            $16,671     $10,659          $14,322               $12,953
 4/30/2002        $14,409            $15,661     $10,736          $14,599               $12,973
 5/31/2002        $14,357            $15,546     $10,882          $14,723               $12,993
 6/30/2002        $13,942            $14,439     $10,453          $14,851               $13,012
 7/31/2002        $13,381            $13,313      $9,422          $15,030               $13,031
 8/31/2002        $13,472            $13,401      $9,403          $15,284               $13,050
 9/30/2002        $13,056            $11,946      $8,395          $15,531               $13,071
10/31/2002        $13,306            $12,996      $8,847          $15,461               $13,091
11/30/2002        $13,661            $13,760      $9,250          $15,456               $13,111
12/31/2002        $13,572            $12,952      $8,939          $15,776               $13,125
 1/31/2003        $13,519            $12,613      $8,567          $15,789               $13,139
 2/28/2003        $13,479            $12,424      $8,371          $16,008               $13,151
 3/31/2003        $13,461            $12,543      $8,213          $15,995               $13,165
 4/30/2003        $13,954            $13,577      $9,027          $16,127               $13,178
 5/31/2003        $14,487            $14,292      $9,583          $16,428               $13,192
 6/30/2003        $14,570            $14,474      $9,820          $16,395               $13,208
 7/31/2003        $14,583            $14,730     $10,059          $15,844               $13,217
 8/31/2003        $14,904            $15,016     $10,304          $15,949               $13,227
 9/30/2003        $15,005            $14,857     $10,623          $16,372               $13,239
10/31/2003        $15,367            $15,697     $11,286          $16,219               $13,249
11/30/2003        $15,609            $15,835     $11,539          $16,258               $13,260
12/31/2003        $15,927            $16,665     $12,441          $16,423               $13,270
 1/31/2004        $16,049            $16,971     $12,617          $16,555               $13,281
 2/29/2004        $16,198            $17,207     $12,911          $16,734               $13,290
 3/31/2004        $16,220            $16,947     $12,989          $16,860               $13,301
 4/30/2004        $15,813            $16,682     $12,706          $16,421               $13,311
 5/31/2004        $15,908            $16,910     $12,761          $16,355               $13,320
 6/30/2004        $16,098            $17,239     $13,046          $16,448               $13,326
 7/31/2004        $15,880            $16,668     $12,624          $16,611               $13,338
 8/31/2004        $16,002            $16,735     $12,683          $16,928               $13,352
 9/30/2004        $16,264            $16,916     $13,016          $16,974               $13,367
10/31/2004        $16,497            $17,175     $13,461          $17,116               $13,382
11/30/2004        $16,921            $17,870     $14,384          $16,979               $13,395
12/31/2004        $17,198            $18,477     $15,016          $17,136               $13,421
 1/31/2005        $16,978            $18,027     $14,741          $17,243               $13,440
 2/28/2005        $17,239            $18,406     $15,381          $17,142               $13,461
 3/31/2005        $17,006            $18,081     $15,001          $17,053               $13,492
 4/30/2005        $16,826            $17,738     $14,665          $17,284               $13,521
 5/31/2005        $17,075            $18,302     $14,688          $17,471               $13,552
 6/30/2005        $17,228            $18,328     $14,888          $17,567               $13,582
 7/31/2005        $17,492            $19,009     $15,346          $17,407               $13,612
 8/31/2005        $17,562            $18,836     $15,738          $17,630               $13,649
 9/30/2005        $17,691            $18,988     $16,442          $17,448               $13,688
10/31/2005        $17,426            $18,672     $15,963          $17,310               $13,720
11/30/2005        $17,788            $19,377     $16,358          $17,387               $13,765
12/31/2005        $17,993            $19,384     $17,120          $17,552               $13,809

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns would have differed.

CLASS B:        These shares have higher annual fees and expenses than Class
                A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(5) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), aggregate total return of Advisor Class shares was +0.68%. Aggregate total return represents the change in value of an investment for the period indicated.

(6) Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 7 for descriptions of the S&P 500, the MSCI EAFE Index and the LB U.S. Aggregate Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.


                                                              Annual Report | 13

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


14 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                       VALUE 7/1/05     VALUE 12/31/05     PERIOD* 7/1/05-12/31/05
---------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,045.20                $3.09
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,022.18                $3.06
---------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,041.50                $6.95
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,018.40                $6.87
---------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,040.40                $6.89
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,018.45                $6.82
---------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,043.70                $4.38
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,020.92                $4.33
---------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------
Actual (12/1/05-12/31/05)                        $1,000           $1,006.80                $0.21
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,023.44                $1.79
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.60%; B: 1.35%; C: 1.34%; R: 0.85%; and
      Advisor: 0.35%) multiplied by the average account value over the period, multiplied by 184/365 for Classes A, B, C, R (actual and hypothetical) and Advisor Class (hypothetical only) to reflect the one-half year period. For actual Advisor Class expenses, the annualized expense ratio is 0.25% and the multiplier is 31/365 to reflect the number of days since inception.


                                                              Annual Report | 15

FRANKLIN TEMPLETON

MODERATE TARGET FUND

Your Fund's Goal and Main Investments: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with a moderate level of risk.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION

Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 12/31/05

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity .....................    39.3%
Primarily Domestic Fixed Income ...............    25.3%
Primarily Foreign Equity ......................    17.1%
Primarily Foreign Fixed Income ................    10.5%
Short-Term Investments &
Other Net Assets ..............................     7.8%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Moderate Target Fund's annual report for the fiscal year ended December 31, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A posted a +5.94% cumulative total return for the 12 months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the S&P 500 and the MSCI Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers
(LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting

(1) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 47.


16 | Annual Report
period, the hybrid benchmark returned +5.40%.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 19.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity, 35% fixed income, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 69.7% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2005, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 12.5% of

TOP 10 FUND HOLDINGS

Franklin Templeton Moderate Target Fund
12/31/05

----------------------------------------------------------------------
                                                            % OF TOTAL
                                                            NET ASSETS
----------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                  12.5%
----------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                                                  10.5%
----------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                            10.0%
----------------------------------------------------------------------
Franklin Mutual Shares Fund
- Class Z                                                         8.5%
----------------------------------------------------------------------
Franklin Mutual European Fund
- Class Z                                                         8.4%
----------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                   8.4%
----------------------------------------------------------------------
Franklin U.S. Government Securities Fund
- Advisor Class                                                   7.8%
----------------------------------------------------------------------
Franklin Total Return Fund
- Advisor Class                                                   5.9%
----------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class                                                   5.0%
----------------------------------------------------------------------
Franklin Capital Growth Fund
- Advisor Class                                                   4.1%
----------------------------------------------------------------------

(2) Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 38.5%, MSCI EAFE 16.5%, LB U.S. Aggregate Index 35% and P&R 90 Day T-Bill 10%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                              Annual Report | 17
the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 70.7% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 10.5% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the 12-month reporting period, while our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class underperformed the LB U.S. Aggregate Index.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2005, the U.S. dollar increased in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portion of the portfolio's underlying funds' investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.


[PHOTO]   /s/ T. Anthony Coffey

              T. Anthony Coffey, CFA
              Portfolio Manager
              Franklin Templeton Moderate Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


18 | Annual Report

PERFORMANCE SUMMARY AS OF 12/31/05

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FMTIX)                               CHANGE          12/31/05         12/31/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                + $0.45           $ 13.14          $ 12.69
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
-----------------------------------------------------------------------------------------------
Dividend Income                      $ 0.2990
-----------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                 CHANGE          12/31/05         12/31/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$ 0.44           $ 13.10          $ 12.66
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
-----------------------------------------------------------------------------------------------
Dividend Income                      $ 0.2133
-----------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTMTX)                               CHANGE          12/31/05         12/31/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$ 0.44           $ 12.94          $ 12.50
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
-----------------------------------------------------------------------------------------------
Dividend Income                      $ 0.2141
-----------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FTMRX)                               CHANGE          12/31/05         12/31/04
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$ 0.45           $ 13.11          $ 12.66
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
-----------------------------------------------------------------------------------------------
Dividend Income                      $ 0.2707
-----------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                           CHANGE          12/31/05          12/1/05
-----------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                -$ 0.08           $ 13.15          $ 13.23
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS (12/1/05-12/31/05)
-----------------------------------------------------------------------------------------------
Dividend Income                      $ 0.1803
-----------------------------------------------------------------------------------------------


                                                              Annual Report | 19

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
CLASS A                                               1-YEAR         5-YEAR       INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                            +5.94%        +25.96%                +81.44%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)                        -0.12%         +3.48%                 +6.14%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)                      $  9,988       $ 11,867               $ 17,101
------------------------------------------------------------------------------------------------------
CLASS B                                                              1-YEAR        INCEPTION (12/1/03)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                                           +5.18%                +16.73%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)                                       +1.18%                 +6.37%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)                                     $ 10,118               $ 11,373
------------------------------------------------------------------------------------------------------
CLASS C                                               1-YEAR         5-YEAR       INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                            +5.25%        +21.35%                +68.54%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)                        +4.25%         +3.95%                 +5.97%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)                      $ 10,425       $ 12,135               $ 16,854
------------------------------------------------------------------------------------------------------
CLASS R                                               1-YEAR         3-YEAR         INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                            +5.73%        +41.20%                +30.07%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)                        +4.73%        +12.19%                 +6.80%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)                      $ 10,473       $ 14,120               $ 13,007
------------------------------------------------------------------------------------------------------
ADVISOR CLASS(5)                                      1-YEAR         5-YEAR       INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------------
Cumulative Total Return(2)                            +6.01%        +26.03%                +81.55%
------------------------------------------------------------------------------------------------------
Average Annual Total Return(3)                        +6.01%         +4.74%                 +6.85%
------------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)                      $ 10,601       $ 12,603               $ 18,155
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


20 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS A                           12/31/05
------------------------------------------
1-Year                              -0.12%
------------------------------------------
5-Year                              +3.48%
------------------------------------------
Since Inception (12/31/96)          +6.14%
------------------------------------------

CLASS A (12/31/96-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin Templeton                                 Lehman Brothers     U.S.
                        Moderate              S&P 500     MSCI EAFE   U.S. Aggregate    Treasury
      Date            Target Fund             Index(6)    Index(6)       Index(6)       Bills(6)
   ----------      ------------------         --------    ---------   ---------------   --------
   12/31/1996              $9,425              $10,000      $10,000        $10,000       $10,000
    1/31/1997              $9,670              $10,624       $9,652        $10,031       $10,045
    2/28/1997              $9,670              $10,708       $9,813        $10,056       $10,083
    3/31/1997              $9,589              $10,269       $9,850         $9,944       $10,126
    4/30/1997              $9,674              $10,881       $9,905        $10,093       $10,172
    5/31/1997             $10,061              $11,543      $10,552        $10,188       $10,223
    6/30/1997             $10,286              $12,060      $11,136        $10,309       $10,261
    7/31/1997             $10,655              $13,019      $11,319        $10,587       $10,305
    8/31/1997             $10,494              $12,290      $10,476        $10,497       $10,351
    9/30/1997             $10,966              $12,963      $11,065        $10,652       $10,399
   10/31/1997             $10,632              $12,531      $10,217        $10,806       $10,438
   11/30/1997             $10,660              $13,110      $10,115        $10,856       $10,484
   12/31/1997             $10,771              $13,335      $10,206        $10,965       $10,530
    1/31/1998             $10,720              $13,482      $10,675        $11,106       $10,582
    2/28/1998             $11,119              $14,454      $11,362        $11,098       $10,623
    3/31/1998             $11,451              $15,194      $11,715        $11,136       $10,675
    4/30/1998             $11,513              $15,347      $11,810        $11,194       $10,725
    5/31/1998             $11,318              $15,083      $11,756        $11,300       $10,771
    6/30/1998             $11,318              $15,695      $11,847        $11,396       $10,815
    7/31/1998             $11,051              $15,529      $11,970        $11,420       $10,862
    8/31/1998             $9,943               $13,286      $10,490        $11,606       $10,914
    9/30/1998             $10,164              $14,137      $10,171        $11,878       $10,970
   10/31/1998             $10,381              $15,286      $11,234        $11,815       $11,013
   11/30/1998             $10,619              $16,212      $11,812        $11,882       $11,048
   12/31/1998             $10,788              $17,146      $12,281        $11,918       $11,094
    1/31/1999             $10,884              $17,862      $12,247        $12,003       $11,137
    2/28/1999             $10,670              $17,307      $11,958        $11,794       $11,172
    3/31/1999             $10,909              $18,000      $12,460        $11,859       $11,220
    4/30/1999             $11,241              $18,697      $12,968        $11,896       $11,262
    5/31/1999             $11,134              $18,256      $12,303        $11,792       $11,305
    6/30/1999             $11,351              $19,268      $12,786        $11,755       $11,347
    7/31/1999             $11,243              $18,667      $13,169        $11,705       $11,394
    8/31/1999             $11,265              $18,575      $13,220        $11,699       $11,438
    9/30/1999             $11,244              $18,066      $13,356        $11,834       $11,488
   10/31/1999             $11,667              $19,209      $13,859        $11,878       $11,533
   11/30/1999             $12,481              $19,600      $14,343        $11,877       $11,579
   12/31/1999             $13,727              $20,753      $15,633        $11,820       $11,632
    1/31/2000             $13,561              $19,711      $14,643        $11,781       $11,677
    2/29/2000             $15,067              $19,338      $15,040        $11,924       $11,730
    3/31/2000             $14,767              $21,228      $15,626        $12,081       $11,789
    4/30/2000             $14,055              $20,590      $14,806        $12,046       $11,849
    5/31/2000             $13,665              $20,169      $14,448        $12,041       $11,913
    6/30/2000             $14,514              $20,666      $15,016        $12,291       $11,964
    7/31/2000             $14,369              $20,343      $14,389        $12,403       $12,019
    8/31/2000             $15,163              $21,606      $14,517        $12,583       $12,082
    9/30/2000             $14,828              $20,466      $13,813        $12,662       $12,148
   10/31/2000             $14,286              $20,379      $13,490        $12,746       $12,209
   11/30/2000             $13,124              $18,773      $12,987        $12,954       $12,276
   12/31/2000             $13,577              $18,865      $13,451        $13,194       $12,347
    1/31/2001             $14,063              $19,534      $13,445        $13,410       $12,428
    2/28/2001             $13,311              $17,754      $12,438        $13,527       $12,478
    3/31/2001             $12,795              $16,630      $11,614        $13,595       $12,540
    4/30/2001             $13,434              $17,922      $12,429        $13,538       $12,592
    5/31/2001             $13,504              $18,042      $12,000        $13,620       $12,641
    6/30/2001             $13,375              $17,603      $11,514        $13,671       $12,678
    7/31/2001             $13,212              $17,429      $11,305        $13,977       $12,720
    8/31/2001             $12,908              $16,339      $11,021        $14,137       $12,762
    9/30/2001             $11,956              $15,020       $9,908        $14,302       $12,818
   10/31/2001             $12,380              $15,307      $10,161        $14,601       $12,851
   11/30/2001             $12,803              $16,481      $10,536        $14,400       $12,878
   12/31/2001             $13,009              $16,625      $10,599        $14,308       $12,899
    1/31/2002             $12,961              $16,383      $10,037        $14,424       $12,917
    2/28/2002             $12,876              $16,067      $10,107        $14,564       $12,934
    3/31/2002             $13,260              $16,671      $10,659        $14,322       $12,953
    4/30/2002             $13,224              $15,661      $10,736        $14,599       $12,973
    5/31/2002             $13,139              $15,546      $10,882        $14,723       $12,993
    6/30/2002             $12,649              $14,439      $10,453        $14,851       $13,012
    7/31/2002             $11,932              $13,313       $9,422        $15,030       $13,031
    8/31/2002             $12,017              $13,401       $9,403        $15,284       $13,050
    9/30/2002             $11,453              $11,946       $8,395        $15,531       $13,071
   10/31/2002             $11,795              $12,996       $8,847        $15,461       $13,091
   11/30/2002             $12,210              $13,760       $9,250        $15,456       $13,111
   12/31/2002             $12,030              $12,952       $8,939        $15,776       $13,125
    1/31/2003             $11,943              $12,613       $8,567        $15,789       $13,139
    2/28/2003             $11,869              $12,424       $8,371        $16,008       $13,151
    3/31/2003             $11,831              $12,543       $8,213        $15,995       $13,165
    4/30/2003             $12,387              $13,577       $9,027        $16,127       $13,178
    5/31/2003             $12,993              $14,292       $9,583        $16,428       $13,192
    6/30/2003             $13,095              $14,474       $9,820        $16,395       $13,208
    7/31/2003             $13,181              $14,730      $10,059        $15,844       $13,217
    8/31/2003             $13,578              $15,016      $10,304        $15,949       $13,227
    9/30/2003             $13,621              $14,857      $10,623        $16,372       $13,239
   10/31/2003             $14,093              $15,697      $11,286        $16,219       $13,249
   11/30/2003             $14,379              $15,835      $11,539        $16,258       $13,260
   12/31/2003             $14,722              $16,665      $12,441        $16,423       $13,270
    1/31/2004             $14,860              $16,971      $12,617        $16,555       $13,281
    2/29/2004             $15,023              $17,207      $12,911        $16,734       $13,290
    3/31/2004             $15,059              $16,947      $12,989        $16,860       $13,301
    4/30/2004             $14,595              $16,682      $12,706        $16,421       $13,311
    5/31/2004             $14,745              $16,910      $12,761        $16,355       $13,320
    6/30/2004             $14,958              $17,239      $13,046        $16,448       $13,326
    7/31/2004             $14,656              $16,668      $12,624        $16,611       $13,338
    8/31/2004             $14,769              $16,735      $12,683        $16,928       $13,352
    9/30/2004             $15,088              $16,916      $13,016        $16,974       $13,367
   10/31/2004             $15,328              $17,175      $13,461        $17,116       $13,382
   11/30/2004             $15,821              $17,870      $14,384        $16,979       $13,395
   12/31/2004             $16,142              $18,477      $15,016        $17,136       $13,421
    1/31/2005             $15,849              $18,027      $14,741        $17,243       $13,440
    2/28/2005             $16,180              $18,406      $15,381        $17,142       $13,461
    3/31/2005             $15,911              $18,081      $15,001        $17,053       $13,492
    4/30/2005             $15,656              $17,738      $14,665        $17,284       $13,521
    5/31/2005             $15,962              $18,302      $14,688        $17,471       $13,552
    6/30/2005             $16,163              $18,328      $14,888        $17,567       $13,582
    7/31/2005             $16,521              $19,009      $15,346        $17,407       $13,612
    8/31/2005             $16,585              $18,836      $15,738        $17,630       $13,649
    9/30/2005             $16,752              $18,988      $16,442        $17,448       $13,688
   10/31/2005             $16,431              $18,672      $15,963        $17,310       $13,720
   11/30/2005             $16,867              $19,377      $16,358        $17,387       $13,765
   12/31/2005             $17,101              $19,384      $17,120        $17,552       $13,809

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS B                           12/31/05
------------------------------------------
1-Year                              +1.18%
------------------------------------------
Since Inception (12/1/03)           +6.37%
------------------------------------------

ClASS B (12/1/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Franklin Templeton                                 Lehman Brothers     U.S.
                        Moderate              S&P 500     MSCI EAFE   U.S. Aggregate    Treasury
      Date            Target Fund             Index(6)    Index(6)       Index(6)       Bills(6)
   ----------      ------------------         --------    ---------   ---------------   --------
    12/1/2003              $10,000             $10,000     $10,000         $10,000       $10,000
   12/31/2003              $10,189             $10,524     $10,782         $10,102       $10,008
    1/31/2004              $10,284             $10,717     $10,935         $10,183       $10,016
    2/29/2004              $10,389             $10,866     $11,189         $10,293       $10,023
    3/31/2004              $10,410             $10,702     $11,257         $10,370       $10,031
    4/30/2004              $10,088             $10,534     $11,012         $10,101       $10,038
    5/31/2004              $10,184             $10,679     $11,059         $10,060       $10,045
    6/30/2004              $10,327             $10,886     $11,306         $10,117       $10,050
    7/31/2004              $10,110             $10,526     $10,941         $10,217       $10,059
    8/31/2004              $10,188             $10,568     $10,991         $10,412       $10,069
    9/30/2004              $10,393             $10,683     $11,280         $10,440       $10,080
   10/31/2004              $10,550             $10,846     $11,666         $10,528       $10,092
   11/30/2004              $10,890             $11,285     $12,466         $10,444       $10,102
   12/31/2004              $11,098             $11,668     $13,013         $10,540       $10,122
    1/31/2005              $10,896             $11,384     $12,775         $10,606       $10,136
    2/28/2005              $11,115             $11,624     $13,330         $10,544       $10,151
    3/31/2005              $10,917             $11,418     $13,001         $10,489       $10,175
    4/30/2005              $10,742             $11,201     $12,710         $10,631       $10,196
    5/31/2005              $10,944             $11,558     $12,729         $10,746       $10,220
    6/30/2005              $11,079             $11,574     $12,903         $10,805       $10,243
    7/31/2005              $11,317             $12,004     $13,299         $10,707       $10,265
    8/31/2005              $11,352             $11,895     $13,639         $10,844       $10,293
    9/30/2005              $11,454             $11,991     $14,250         $10,732       $10,323
   10/31/2005              $11,225             $11,791     $13,834         $10,647       $10,347
   11/30/2005              $11,516             $12,237     $14,177         $10,694       $10,381
   12/31/2005              $11,373             $12,241     $14,837         $10,796       $10,414


                                                              Annual Report | 21

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS C                           12/31/05
------------------------------------------
1-Year                              +4.25%
------------------------------------------
5-Year                              +3.95%
------------------------------------------
Since Inception (12/31/96)          +5.97%
------------------------------------------

CLASS C (12/31/96-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                       Lehman Brothers     U.S.
                 Franklin Templeton Moderate   S&P 500    MSCI EAFE    U.S. Aggregate    Treasury
      Date               Target Fund           Index(6)    Index(6)       Index(6)       Bills(6)
   ----------    ---------------------------   -------    ----------   ---------------   --------
   12/31/1996              $10,000             $10,000     $10,000         $10,000       $10,000
    1/31/1997              $10,260             $10,624      $9,652         $10,031       $10,045
    2/28/1997              $10,250             $10,708      $9,813         $10,056       $10,083
    3/31/1997              $10,101             $10,269      $9,850          $9,944       $10,126
    4/30/1997              $10,181             $10,881      $9,905         $10,093       $10,172
    5/31/1997              $10,581             $11,543     $10,552         $10,188       $10,223
    6/30/1997              $10,814             $12,060     $11,136         $10,309       $10,261
    7/31/1997              $11,184             $13,019     $11,319         $10,587       $10,305
    8/31/1997              $11,014             $12,290     $10,476         $10,497       $10,351
    9/30/1997              $11,492             $12,963     $11,065         $10,652       $10,399
   10/31/1997              $11,139             $12,531     $10,217         $10,806       $10,438
   11/30/1997              $11,169             $13,110     $10,115         $10,856       $10,484
   12/31/1997              $11,289             $13,335     $10,206         $10,965       $10,530
    1/31/1998              $11,213             $13,482     $10,675         $11,106       $10,582
    2/28/1998              $11,634             $14,454     $11,362         $11,098       $10,623
    3/31/1998              $11,969             $15,194     $11,715         $11,136       $10,675
    4/30/1998              $12,012             $15,347     $11,810         $11,194       $10,725
    5/31/1998              $11,818             $15,083     $11,756         $11,300       $10,771
    6/30/1998              $11,799             $15,695     $11,847         $11,396       $10,815
    7/31/1998              $11,518             $15,529     $11,970         $11,420       $10,862
    8/31/1998              $10,350             $13,286     $10,490         $11,606       $10,914
    9/30/1998              $10,580             $14,137     $10,171         $11,878       $10,970
   10/31/1998              $10,797             $15,286     $11,234         $11,815       $11,013
   11/30/1998              $11,025             $16,212     $11,812         $11,882       $11,048
   12/31/1998              $11,202             $17,146     $12,281         $11,918       $11,094
    1/31/1999              $11,292             $17,862     $12,247         $12,003       $11,137
    2/28/1999              $11,067             $17,307     $11,958         $11,794       $11,172
    3/31/1999              $11,303             $18,000     $12,460         $11,859       $11,220
    4/30/1999              $11,640             $18,697     $12,968         $11,896       $11,262
    5/31/1999              $11,517             $18,256     $12,303         $11,792       $11,305
    6/30/1999              $11,733             $19,268     $12,786         $11,755       $11,347
    7/31/1999              $11,620             $18,667     $13,169         $11,705       $11,394
    8/31/1999              $11,631             $18,575     $13,220         $11,699       $11,438
    9/30/1999              $11,609             $18,066     $13,356         $11,834       $11,488
   10/31/1999              $12,040             $19,209     $13,859         $11,878       $11,533
   11/30/1999              $12,867             $19,600     $14,343         $11,877       $11,579
   12/31/1999              $14,148             $20,753     $15,633         $11,820       $11,632
    1/31/2000              $13,963             $19,711     $14,643         $11,781       $11,677
    2/29/2000              $15,499             $19,338     $15,040         $11,924       $11,730
    3/31/2000              $15,192             $21,228     $15,626         $12,081       $11,789
    4/30/2000              $14,451             $20,590     $14,806         $12,046       $11,849
    5/31/2000              $14,033             $20,169     $14,448         $12,041       $11,913
    6/30/2000              $14,913             $20,666     $15,016         $12,291       $11,964
    7/31/2000              $14,738             $20,343     $14,389         $12,403       $12,019
    8/31/2000              $15,553             $21,606     $14,517         $12,583       $12,082
    9/30/2000              $15,199             $20,466     $13,813         $12,662       $12,148
   10/31/2000              $14,626             $20,379     $13,490         $12,746       $12,209
   11/30/2000              $13,431             $18,773     $12,987         $12,954       $12,276
   12/31/2000              $13,889             $18,865     $13,451         $13,194       $12,347
    1/31/2001              $14,380             $19,534     $13,445         $13,410       $12,428
    2/28/2001              $13,601             $17,754     $12,438         $13,527       $12,478
    3/31/2001              $13,064             $16,630     $11,614         $13,595       $12,540
    4/30/2001              $13,713             $17,922     $12,429         $13,538       $12,592
    5/31/2001              $13,773             $18,042     $12,000         $13,620       $12,641
    6/30/2001              $13,627             $17,603     $11,514         $13,671       $12,678
    7/31/2001              $13,458             $17,429     $11,305         $13,977       $12,720
    8/31/2001              $13,145             $16,339     $11,021         $14,137       $12,762
    9/30/2001              $12,162             $15,020      $9,908         $14,302       $12,818
   10/31/2001              $12,586             $15,307     $10,161         $14,601       $12,851
   11/30/2001              $12,999             $16,481     $10,536         $14,400       $12,878
   12/31/2001              $13,203             $16,625     $10,599         $14,308       $12,899
    1/31/2002              $13,140             $16,383     $10,037         $14,424       $12,917
    2/28/2002              $13,054             $16,067     $10,107         $14,564       $12,934
    3/31/2002              $13,446             $16,671     $10,659         $14,322       $12,953
    4/30/2002              $13,396             $15,661     $10,736         $14,599       $12,973
    5/31/2002              $13,297             $15,546     $10,882         $14,723       $12,993
    6/30/2002              $12,793             $14,439     $10,453         $14,851       $13,012
    7/31/2002              $12,071             $13,313      $9,422         $15,030       $13,031
    8/31/2002              $12,133             $13,401      $9,403         $15,284       $13,050
    9/30/2002              $11,569             $11,946      $8,395         $15,531       $13,071
   10/31/2002              $11,894             $12,996      $8,847         $15,461       $13,091
   11/30/2002              $12,319             $13,760      $9,250         $15,456       $13,111
   12/31/2002              $12,120             $12,952      $8,939         $15,776       $13,125
    1/31/2003              $12,019             $12,613      $8,567         $15,789       $13,139
    2/28/2003              $11,943             $12,424      $8,371         $16,008       $13,151
    3/31/2003              $11,900             $12,543      $8,213         $15,995       $13,165
    4/30/2003              $12,442             $13,577      $9,027         $16,127       $13,178
    5/31/2003              $13,047             $14,292      $9,583         $16,428       $13,192
    6/30/2003              $13,142             $14,474      $9,820         $16,395       $13,208
    7/31/2003              $13,217             $14,730     $10,059         $15,844       $13,217
    8/31/2003              $13,608             $15,016     $10,304         $15,949       $13,227
    9/30/2003              $13,654             $14,857     $10,623         $16,372       $13,239
   10/31/2003              $14,109             $15,697     $11,286         $16,219       $13,249
   11/30/2003              $14,387             $15,835     $11,539         $16,258       $13,260
   12/31/2003              $14,728             $16,665     $12,441         $16,423       $13,270
    1/31/2004              $14,855             $16,971     $12,617         $16,555       $13,281
    2/29/2004              $15,007             $17,207     $12,911         $16,734       $13,290
    3/31/2004              $15,026             $16,947     $12,989         $16,860       $13,301
    4/30/2004              $14,568             $16,682     $12,706         $16,421       $13,311
    5/31/2004              $14,695             $16,910     $12,761         $16,355       $13,320
    6/30/2004              $14,909             $17,239     $13,046         $16,448       $13,326
    7/31/2004              $14,591             $16,668     $12,624         $16,611       $13,338
    8/31/2004              $14,693             $16,735     $12,683         $16,928       $13,352
    9/30/2004              $15,001             $16,916     $13,016         $16,974       $13,367
   10/31/2004              $15,230             $17,175     $13,461         $17,116       $13,382
   11/30/2004              $15,715             $17,870     $14,384         $16,979       $13,395
   12/31/2004              $16,014             $18,477     $15,016         $17,136       $13,421
    1/31/2005              $15,719             $18,027     $14,741         $17,243       $13,440
    2/28/2005              $16,039             $18,406     $15,381         $17,142       $13,461
    3/31/2005              $15,762             $18,081     $15,001         $17,053       $13,492
    4/30/2005              $15,505             $17,738     $14,665         $17,284       $13,521
    5/31/2005              $15,801             $18,302     $14,688         $17,471       $13,552
    6/30/2005              $15,986             $18,328     $14,888         $17,567       $13,582
    7/31/2005              $16,333             $19,009     $15,346         $17,407       $13,612
    8/31/2005              $16,385             $18,836     $15,738         $17,630       $13,649
    9/30/2005              $16,534             $18,988     $16,442         $17,448       $13,688
   10/31/2005              $16,199             $18,672     $15,963         $17,310       $13,720
   11/30/2005              $16,624             $19,377     $16,358         $17,387       $13,765
   12/31/2005              $16,854             $19,384     $17,120         $17,552       $13,809

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
CLASS R                           12/31/05
------------------------------------------
1-Year                              +4.73%
------------------------------------------
3-Year                             +12.19%
------------------------------------------
Since Inception (1/1/02)            +6.80%
------------------------------------------

CLASS R (1/1/02-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                       Lehman Brothers     U.S.
                 Franklin Templeton Moderate   S&P 500    MSCI EAFE    U.S. Aggregate    Treasury
      Date               Target Fund           Index(6)    Index(6)       Index(6)       Bills(6)
   ----------    ---------------------------   -------    ----------   ---------------   --------
     1/1/2002              $10,000             $10,000     $10,000         $10,000       $10,000
    1/31/2002               $9,963              $9,854      $9,469         $10,081       $10,014
    2/28/2002               $9,898              $9,664      $9,536         $10,179       $10,027
    3/31/2002              $10,191             $10,028     $10,057         $10,009       $10,042
    4/30/2002              $10,163              $9,420     $10,130         $10,203       $10,057
    5/31/2002              $10,098              $9,351     $10,267         $10,290       $10,073
    6/30/2002               $9,712              $8,685      $9,862         $10,379       $10,088
    7/31/2002               $9,170              $8,008      $8,889         $10,504       $10,102
    8/31/2002               $9,226              $8,061      $8,871         $10,682       $10,117
    9/30/2002               $8,795              $7,185      $7,921         $10,855       $10,133
   10/31/2002               $9,048              $7,817      $8,347         $10,805       $10,149
   11/30/2002               $9,368              $8,277      $8,727         $10,802       $10,165
   12/31/2002               $9,220              $7,791      $8,434         $11,025       $10,175
    1/31/2003               $9,154              $7,587      $8,083         $11,035       $10,186
    2/28/2003               $9,097              $7,473      $7,898         $11,188       $10,195
    3/31/2003               $9,074              $7,545      $7,749         $11,179       $10,207
    4/30/2003               $9,492              $8,167      $8,517         $11,271       $10,217
    5/31/2003               $9,957              $8,596      $9,041         $11,481       $10,227
    6/30/2003              $10,030              $8,706      $9,265         $11,459       $10,240
    7/31/2003              $10,097              $8,860      $9,491         $11,073       $10,247
    8/31/2003              $10,392              $9,032      $9,721         $11,147       $10,255
    9/30/2003              $10,429              $8,937     $10,023         $11,442       $10,263
   10/31/2003              $10,782              $9,442     $10,648         $11,335       $10,272
   11/30/2003              $11,001              $9,525     $10,887         $11,362       $10,280
   12/31/2003              $11,266             $10,024     $11,738         $11,478       $10,288
    1/31/2004              $11,371             $10,208     $11,904         $11,570       $10,297
    2/29/2004              $11,487             $10,350     $12,181         $11,696       $10,303
    3/31/2004              $11,510             $10,194     $12,255         $11,783       $10,312
    4/30/2004              $11,163             $10,034     $11,988         $11,477       $10,319
    5/31/2004              $11,269             $10,171     $12,040         $11,431       $10,326
    6/30/2004              $11,434             $10,369     $12,308         $11,495       $10,331
    7/31/2004              $11,203             $10,026     $11,911         $11,609       $10,341
    8/31/2004              $11,280             $10,066     $11,966         $11,831       $10,351
    9/30/2004              $11,517             $10,175     $12,280         $11,863       $10,363
   10/31/2004              $11,701             $10,331     $12,700         $11,962       $10,375
   11/30/2004              $12,078             $10,749     $13,571         $11,867       $10,385
   12/31/2004              $12,314             $11,114     $14,167         $11,976       $10,405
    1/31/2005              $12,090             $10,843     $13,908         $12,051       $10,420
    2/28/2005              $12,343             $11,071     $14,512         $11,980       $10,436
    3/31/2005              $12,133             $10,876     $14,153         $11,919       $10,460
    4/30/2005              $11,938             $10,669     $13,837         $12,080       $10,482
    5/31/2005              $12,172             $11,009     $13,858         $12,211       $10,506
    6/30/2005              $12,328             $11,024     $14,047         $12,277       $10,530
    7/31/2005              $12,592             $11,434     $14,479         $12,165       $10,553
    8/31/2005              $12,641             $11,330     $14,849         $12,321       $10,582
    9/30/2005              $12,760             $11,422     $15,513         $12,194       $10,612
   10/31/2005              $12,515             $11,231     $15,061         $12,098       $10,636
   11/30/2005              $12,848             $11,655     $15,433         $12,151       $10,672
   12/31/2005              $13,007             $11,660     $16,153         $12,267       $10,705


22 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
ADVISOR CLASS(5)                  12/31/05
------------------------------------------
1-Year                              +6.01%
------------------------------------------
5-Year                              +4.74%
------------------------------------------
Since Inception (12/31/96)          +6.85%
------------------------------------------

ADVISOR CLASS (12/31/96-12/31/05)(5)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                       Lehman Brothers     U.S.
                 Franklin Templeton Moderate   S&P 500    MSCI EAFE    U.S. Aggregate    Treasury
      Date               Target Fund           Index(6)    Index(6)       Index(6)       Bills(6)
   ----------    ---------------------------   -------    ----------   ---------------   --------
   12/31/1996              $10,000             $10,000     $10,000         $10,000       $10,000
    1/31/1997              $10,260             $10,624      $9,652         $10,031       $10,045
    2/28/1997              $10,260             $10,708      $9,813         $10,056       $10,083
    3/31/1997              $10,174             $10,269      $9,850          $9,944       $10,126
    4/30/1997              $10,264             $10,881      $9,905         $10,093       $10,172
    5/31/1997              $10,675             $11,543     $10,552         $10,188       $10,223
    6/30/1997              $10,914             $12,060     $11,136         $10,309       $10,261
    7/31/1997              $11,305             $13,019     $11,319         $10,587       $10,305
    8/31/1997              $11,134             $12,290     $10,476         $10,497       $10,351
    9/30/1997              $11,634             $12,963     $11,065         $10,652       $10,399
   10/31/1997              $11,280             $12,531     $10,217         $10,806       $10,438
   11/30/1997              $11,311             $13,110     $10,115         $10,856       $10,484
   12/31/1997              $11,428             $13,335     $10,206         $10,965       $10,530
    1/31/1998              $11,374             $13,482     $10,675         $11,106       $10,582
    2/28/1998              $11,797             $14,454     $11,362         $11,098       $10,623
    3/31/1998              $12,150             $15,194     $11,715         $11,136       $10,675
    4/30/1998              $12,215             $15,347     $11,810         $11,194       $10,725
    5/31/1998              $12,009             $15,083     $11,756         $11,300       $10,771
    6/30/1998              $12,008             $15,695     $11,847         $11,396       $10,815
    7/31/1998              $11,725             $15,529     $11,970         $11,420       $10,862
    8/31/1998              $10,549             $13,286     $10,490         $11,606       $10,914
    9/30/1998              $10,784             $14,137     $10,171         $11,878       $10,970
   10/31/1998              $11,014             $15,286     $11,234         $11,815       $11,013
   11/30/1998              $11,266             $16,212     $11,812         $11,882       $11,048
   12/31/1998              $11,446             $17,146     $12,281         $11,918       $11,094
    1/31/1999              $11,548             $17,862     $12,247         $12,003       $11,137
    2/28/1999              $11,321             $17,307     $11,958         $11,794       $11,172
    3/31/1999              $11,574             $18,000     $12,460         $11,859       $11,220
    4/30/1999              $11,927             $18,697     $12,968         $11,896       $11,262
    5/31/1999              $11,813             $18,256     $12,303         $11,792       $11,305
    6/30/1999              $12,044             $19,268     $12,786         $11,755       $11,347
    7/31/1999              $11,929             $18,667     $13,169         $11,705       $11,394
    8/31/1999              $11,952             $18,575     $13,220         $11,699       $11,438
    9/30/1999              $11,930             $18,066     $13,356         $11,834       $11,488
   10/31/1999              $12,379             $19,209     $13,859         $11,878       $11,533
   11/30/1999              $13,243             $19,600     $14,343         $11,877       $11,579
   12/31/1999              $14,564             $20,753     $15,633         $11,820       $11,632
    1/31/2000              $14,388             $19,711     $14,643         $11,781       $11,677
    2/29/2000              $15,987             $19,338     $15,040         $11,924       $11,730
    3/31/2000              $15,668             $21,228     $15,626         $12,081       $11,789
    4/30/2000              $14,912             $20,590     $14,806         $12,046       $11,849
    5/31/2000              $14,499             $20,169     $14,448         $12,041       $11,913
    6/30/2000              $15,399             $20,666     $15,016         $12,291       $11,964
    7/31/2000              $15,245             $20,343     $14,389         $12,403       $12,019
    8/31/2000              $16,088             $21,606     $14,517         $12,583       $12,082
    9/30/2000              $15,733             $20,466     $13,813         $12,662       $12,148
   10/31/2000              $15,158             $20,379     $13,490         $12,746       $12,209
   11/30/2000              $13,925             $18,773     $12,987         $12,954       $12,276
   12/31/2000              $14,405             $18,865     $13,451         $13,194       $12,347
    1/31/2001              $14,921             $19,534     $13,445         $13,410       $12,428
    2/28/2001              $14,123             $17,754     $12,438         $13,527       $12,478
    3/31/2001              $13,576             $16,630     $11,614         $13,595       $12,540
    4/30/2001              $14,254             $17,922     $12,429         $13,538       $12,592
    5/31/2001              $14,328             $18,042     $12,000         $13,620       $12,641
    6/30/2001              $14,191             $17,603     $11,514         $13,671       $12,678
    7/31/2001              $14,018             $17,429     $11,305         $13,977       $12,720
    8/31/2001              $13,695             $16,339     $11,021         $14,137       $12,762
    9/30/2001              $12,685             $15,020      $9,908         $14,302       $12,818
   10/31/2001              $13,135             $15,307     $10,161         $14,601       $12,851
   11/30/2001              $13,584             $16,481     $10,536         $14,400       $12,878
   12/31/2001              $13,802             $16,625     $10,599         $14,308       $12,899
    1/31/2002              $13,751             $16,383     $10,037         $14,424       $12,917
    2/28/2002              $13,661             $16,067     $10,107         $14,564       $12,934
    3/31/2002              $14,069             $16,671     $10,659         $14,322       $12,953
    4/30/2002              $14,031             $15,661     $10,736         $14,599       $12,973
    5/31/2002              $13,941             $15,546     $10,882         $14,723       $12,993
    6/30/2002              $13,420             $14,439     $10,453         $14,851       $13,012
    7/31/2002              $12,659             $13,313      $9,422         $15,030       $13,031
    8/31/2002              $12,750             $13,401      $9,403         $15,284       $13,050
    9/30/2002              $12,151             $11,946      $8,395         $15,531       $13,071
   10/31/2002              $12,514             $12,996      $8,847         $15,461       $13,091
   11/30/2002              $12,954             $13,760      $9,250         $15,456       $13,111
   12/31/2002              $12,763             $12,952      $8,939         $15,776       $13,125
    1/31/2003              $12,672             $12,613      $8,567         $15,789       $13,139
    2/28/2003              $12,593             $12,424      $8,371         $16,008       $13,151
    3/31/2003              $12,553             $12,543      $8,213         $15,995       $13,165
    4/30/2003              $13,143             $13,577      $9,027         $16,127       $13,178
    5/31/2003              $13,786             $14,292      $9,583         $16,428       $13,192
    6/30/2003              $13,894             $14,474      $9,820         $16,395       $13,208
    7/31/2003              $13,986             $14,730     $10,059         $15,844       $13,217
    8/31/2003              $14,406             $15,016     $10,304         $15,949       $13,227
    9/30/2003              $14,452             $14,857     $10,623         $16,372       $13,239
   10/31/2003              $14,953             $15,697     $11,286         $16,219       $13,249
   11/30/2003              $15,256             $15,835     $11,539         $16,258       $13,260
   12/31/2003              $15,620             $16,665     $12,441         $16,423       $13,270
    1/31/2004              $15,767             $16,971     $12,617         $16,555       $13,281
    2/29/2004              $15,940             $17,207     $12,911         $16,734       $13,290
    3/31/2004              $15,978             $16,947     $12,989         $16,860       $13,301
    4/30/2004              $15,485             $16,682     $12,706         $16,421       $13,311
    5/31/2004              $15,645             $16,910     $12,761         $16,355       $13,320
    6/30/2004              $15,870             $17,239     $13,046         $16,448       $13,326
    7/31/2004              $15,550             $16,668     $12,624         $16,611       $13,338
    8/31/2004              $15,670             $16,735     $12,683         $16,928       $13,352
    9/30/2004              $16,008             $16,916     $13,016         $16,974       $13,367
   10/31/2004              $16,263             $17,175     $13,461         $17,116       $13,382
   11/30/2004              $16,786             $17,870     $14,384         $16,979       $13,395
   12/31/2004              $17,126             $18,477     $15,016         $17,136       $13,421
    1/31/2005              $16,816             $18,027     $14,741         $17,243       $13,440
    2/28/2005              $17,167             $18,406     $15,381         $17,142       $13,461
    3/31/2005              $16,882             $18,081     $15,001         $17,053       $13,492
    4/30/2005              $16,611             $17,738     $14,665         $17,284       $13,521
    5/31/2005              $16,936             $18,302     $14,688         $17,471       $13,552
    6/30/2005              $17,149             $18,328     $14,888         $17,567       $13,582
    7/31/2005              $17,529             $19,009     $15,346         $17,407       $13,612
    8/31/2005              $17,597             $18,836     $15,738         $17,630       $13,649
    9/30/2005              $17,774             $18,988     $16,442         $17,448       $13,688
   10/31/2005              $17,433             $18,672     $15,963         $17,310       $13,720
   11/30/2005              $17,896             $19,377     $16,358         $17,387       $13,765
   12/31/2005              $18,155             $19,384     $17,120         $17,552       $13,809

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns would have differed.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(5) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), aggregate total return of Advisor Class shares was +0.68%. Aggregate total return represents the change in value of an investment for the period indicated.

(6) Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 17 for descriptions of the S&P 500, the MSCI EAFE Index and the LB U.S. Aggregate Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.


                                                              Annual Report | 23

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


24 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 7/1/05      VALUE 12/31/05    PERIOD* 7/1/05-12/31/05
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,058.00                $3.11
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.18                $3.06
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,053.50                $6.99
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,018.40                $6.87
--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,054.30                $6.94
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,018.45                $6.82
--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,056.00                $4.40
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,020.92                $4.33
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual (12/1/05-12/31/05)                       $1,000           $1,014.50                $0.21
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,023.44                $1.79
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.60%; B: 1.35%; C: 1.34%; R: 0.85%; and
      Advisor: 0.35%), multiplied by the average account value over the period, multiplied by 184/365 for Classes A, B, C, R (actual and hypothetical) and Advisor Class (hypothetical only) to reflect the one-half year period. For actual Advisor Class expenses, the annualized expense ratio is 0.25% and the multiplier is 31/365 to reflect the number of days since inception.


                                                              Annual Report | 25

FRANKLIN TEMPLETON

GROWTH TARGET FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return consistent with a higher level of risk.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION

Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ....................  58.5%
Primarily Foreign Equity .....................  25.2%
Primarily Domestic Fixed Income  .............  10.6%
Primarily Foreign Fixed Income ...............   4.5%
Short-Term Investments & Other Net Assets ....   1.2%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Growth Target Fund's annual report for the fiscal year ended December 31, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A posted a +8.47% cumulative total return for the 12 months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the S&P 500 and the MSCI Europe, Australasia, Far East (EAFE) Index for equities, the Lehman Brothers
(LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting

(1) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 53.


26 | Annual Report
period, the hybrid benchmark returned +6.65%.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 29.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity, 15% fixed income, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 69.9% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on December 31, 2005, we held shares in large-, mid- and small-capitalization equity funds, representing both growth

TOP 10 FUND HOLDINGS
Franklin Templeton Growth Target Fund
12/31/05

-------------------------------------------------------------------
                                                        % OF TOTAL
                                                        NET ASSETS
-------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                               17.8%
-------------------------------------------------------------------
Franklin Mutual Shares Fund
- Class Z                                                     13.2%
-------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                               12.6%
-------------------------------------------------------------------
Franklin Mutual European Fund
- Class Z                                                     12.4%
-------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class                                                7.6%
-------------------------------------------------------------------
Franklin Capital Growth Fund
- Advisor Class                                                6.4%
-------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                                                4.5%
-------------------------------------------------------------------
Franklin Real Estate Securities Fund
- Advisor Class                                                4.4%
-------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                          4.2%
-------------------------------------------------------------------
Franklin Natural Resources Fund
- Advisor Class                                                4.1%
-------------------------------------------------------------------

(2) Sources: Standard & Poor's Micropal; Lehman Brothers Inc. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 56%, MSCI EAFE 24%, LB U.S. Aggregate Index 15% and P&R 90 Day T-Bill 5%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                                                              Annual Report | 27
and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 17.8% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 70% of the Fund's total income weighting, with the balance represented by foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 4.5% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the 12 month reporting period, while our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class underperformed the LB U.S. Aggregate Index.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2005, the U.S. dollar increased in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portion of the portfolio's underlying funds' investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.


[PHOTO]   /s/ T. Anthony Coffey

              T. Anthony Coffey, CFA
              Portfolio Manager
              Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


28 | Annual Report

PERFORMANCE SUMMARY AS OF 12/31/05

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FGTIX)                         CHANGE    12/31/05   12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$ 0.93     $ 14.10    $ 13.17
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                    $ 0.1737
--------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                           CHANGE    12/31/05   12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$ 0.88     $ 13.97    $ 13.09
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                    $ 0.1192
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FTGTX)                         CHANGE    12/31/05   12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$ 0.88     $ 13.97    $ 13.09
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                    $ 0.1183
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FGTRX)                         CHANGE    12/31/05   12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          +$ 0.91     $ 14.02    $ 13.11
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                    $ 0.1507
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                     CHANGE    12/31/05    12/1/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          -$ 0.08     $ 14.10    $ 14.18
--------------------------------------------------------------------------------
DISTRIBUTIONS (12/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                    $ 0.1574
--------------------------------------------------------------------------------


                                                              Annual Report | 29

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
CLASS A                             1-YEAR     5-YEAR      INCEPTION (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(2)           +8.47%    +18.86%               +79.75%
--------------------------------------------------------------------------------
Average Annual Total Return(3)       +2.26%     +2.30%                +6.03%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)     $10,226    $11,206               $16,942
--------------------------------------------------------------------------------
CLASS B                                        1-YEAR       INCEPTION (12/1/03)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                      +7.63%               +20.96%
--------------------------------------------------------------------------------
Average Annual Total Return(3)                  +3.63%                +8.26%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                $10,363               $11,796
--------------------------------------------------------------------------------
CLASS C                             1-YEAR     5-YEAR      INCEPTION (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(2)           +7.63%    +14.48%               +68.36%
--------------------------------------------------------------------------------
Average Annual Total Return(3)       +6.63%     +2.74%                +5.96%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)     $10,663    $11,448               $16,836
--------------------------------------------------------------------------------
CLASS R                             1-YEAR     3-YEAR        INCEPTION (1/1/02)
--------------------------------------------------------------------------------
Cumulative Total Return(2)           +8.10%    +55.86%               +32.49%
--------------------------------------------------------------------------------
Average Annual Total Return(3)       +7.10%    +15.94%                +7.30%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)     $10,710    $15,586               $13,249
--------------------------------------------------------------------------------
ADVISOR CLASS(5)                    1-YEAR     5-YEAR      INCEPTION (12/31/96)
--------------------------------------------------------------------------------
Cumulative Total Return(2)           +8.48%    +18.87%               +79.77%
--------------------------------------------------------------------------------
Average Annual Total Return(3)       +8.48%     +3.52%                +6.73%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)     $10,848    $11,887               $17,977
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


30 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS A                    12/31/05
-----------------------------------
1-Year                       +2.26%
-----------------------------------
5-Year                       +2.30%
-----------------------------------
Since Inception (12/31/96)   +6.03%
-----------------------------------

CLASS A (12/31/96-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Templeton
                Growth Target       S&P 500    MSCI EAFE     Lehman Brothers U.S.     U.S. Treasury
Date                 Fund           Index(6)   Index(6)       Aggregate Index(6)         Bills(6)
----------    ------------------    --------   ---------     -------------------      -------------
12/31/1996           $9,425         $10,000     $10,000           $10,000                 $10,000
1/31/1997            $9,774         $10,624      $9,652           $10,031                 $10,045
2/28/1997            $9,708         $10,708      $9,813           $10,056                 $10,083
3/31/1997            $9,510         $10,269      $9,850           $9,944                  $10,126
4/30/1997            $9,585         $10,881      $9,905           $10,093                 $10,172
5/31/1997           $10,047         $11,543     $10,552           $10,188                 $10,223
6/30/1997           $10,311         $12,060     $11,136           $10,309                 $10,261
7/31/1997           $10,679         $13,019     $11,319           $10,587                 $10,305
8/31/1997           $10,490         $12,290     $10,476           $10,497                 $10,351
9/30/1997           $11,037         $12,963     $11,065           $10,652                 $10,399
10/31/1997          $10,564         $12,531     $10,217           $10,806                 $10,438
11/30/1997          $10,573         $13,110     $10,115           $10,856                 $10,484
12/31/1997          $10,655         $13,335     $10,206           $10,965                 $10,530
1/31/1998           $10,616         $13,482     $10,675           $11,106                 $10,582
2/28/1998           $11,107         $14,454     $11,362           $11,098                 $10,623
3/31/1998           $11,490         $15,194     $11,715           $11,136                 $10,675
4/30/1998           $11,559         $15,347     $11,810           $11,194                 $10,725
5/31/1998           $11,294         $15,083     $11,756           $11,300                 $10,771
6/30/1998           $11,264         $15,695     $11,847           $11,396                 $10,815
7/31/1998           $10,960         $15,529     $11,970           $11,420                 $10,862
8/31/1998            $9,614         $13,286     $10,490           $11,606                 $10,914
9/30/1998            $9,848         $14,137     $10,171           $11,878                 $10,970
10/31/1998          $10,134         $15,286     $11,234           $11,815                 $11,013
11/30/1998          $10,420         $16,212     $11,812           $11,882                 $11,048
12/31/1998          $10,643         $17,146     $12,281           $11,918                 $11,094
1/31/1999           $10,809         $17,862     $12,247           $12,003                 $11,137
2/28/1999           $10,581         $17,307     $11,958           $11,794                 $11,172
3/31/1999           $10,892         $18,000     $12,460           $11,859                 $11,220
4/30/1999           $11,326         $18,697     $12,968           $11,896                 $11,262
5/31/1999           $11,192         $18,256     $12,303           $11,792                 $11,305
6/30/1999           $11,523         $19,268     $12,786           $11,755                 $11,347
7/31/1999           $11,388         $18,667     $13,169           $11,705                 $11,394
8/31/1999           $11,450         $18,575     $13,220           $11,699                 $11,438
9/30/1999           $11,444         $18,066     $13,356           $11,834                 $11,488
10/31/1999          $12,049         $19,209     $13,859           $11,878                 $11,533
11/30/1999          $13,133         $19,600     $14,343           $11,877                 $11,579
12/31/1999          $15,025         $20,753     $15,633           $11,820                 $11,632
1/31/2000           $14,776         $19,711     $14,643           $11,781                 $11,677
2/29/2000           $17,097         $19,338     $15,040           $11,924                 $11,730
3/31/2000           $16,606         $21,228     $15,626           $12,081                 $11,789
4/30/2000           $15,488         $20,590     $14,806           $12,046                 $11,849
5/31/2000           $14,869         $20,169     $14,448           $12,041                 $11,913
6/30/2000           $16,093         $20,666     $15,016           $12,291                 $11,964
7/31/2000           $15,778         $20,343     $14,389           $12,403                 $12,019
8/31/2000           $17,018         $21,606     $14,517           $12,583                 $12,082
9/30/2000           $16,472         $20,466     $13,813           $12,662                 $12,148
10/31/2000          $15,607         $20,379     $13,490           $12,746                 $12,209
11/30/2000          $13,725         $18,773     $12,987           $12,954                 $12,276
12/31/2000          $14,254         $18,865     $13,451           $13,194                 $12,347
1/31/2001           $14,905         $19,534     $13,445           $13,410                 $12,428
2/28/2001           $13,558         $17,754     $12,438           $13,527                 $12,478
3/31/2001           $12,750         $16,630     $11,614           $13,595                 $12,540
4/30/2001           $13,637         $17,922     $12,429           $13,538                 $12,592
5/31/2001           $13,681         $18,042     $12,000           $13,620                 $12,641
6/30/2001           $13,432         $17,603     $11,514           $13,671                 $12,678
7/31/2001           $13,105         $17,429     $11,305           $13,977                 $12,720
8/31/2001           $12,576         $16,339     $11,021           $14,137                 $12,762
9/30/2001           $11,214         $15,020      $9,908           $14,302                 $12,818
10/31/2001          $11,756         $15,307     $10,161           $14,601                 $12,851
11/30/2001          $12,343         $16,481     $10,536           $14,400                 $12,878
12/31/2001          $12,639         $16,625     $10,599           $14,308                 $12,899
1/31/2002           $12,523         $16,383     $10,037           $14,424                 $12,917
2/28/2002           $12,350         $16,067     $10,107           $14,564                 $12,934
3/31/2002           $12,928         $16,671     $10,659           $14,322                 $12,953
4/30/2002           $12,743         $15,661     $10,736           $14,599                 $12,973
5/31/2002           $12,604         $15,546     $10,882           $14,723                 $12,993
6/30/2002           $11,933         $14,439     $10,453           $14,851                 $13,012
7/31/2002           $10,951         $13,313      $9,422           $15,030                 $13,031
8/31/2002           $10,985         $13,401      $9,403           $15,284                 $13,050
9/30/2002           $10,199         $11,946      $8,395           $15,531                 $13,071
10/31/2002          $10,627         $12,996      $8,847           $15,461                 $13,091
11/30/2002          $11,147         $13,760      $9,250           $15,456                 $13,111
12/31/2002          $10,787         $12,952      $8,939           $15,776                 $13,125
1/31/2003           $10,635         $12,613      $8,567           $15,789                 $13,139
2/28/2003           $10,495         $12,424      $8,371           $16,008                 $13,151
3/31/2003           $10,460         $12,543      $8,213           $15,995                 $13,165
4/30/2003           $11,126         $13,577      $9,027           $16,127                 $13,178
5/31/2003           $11,839         $14,292      $9,583           $16,428                 $13,192
6/30/2003           $11,968         $14,474      $9,820           $16,395                 $13,208
7/31/2003           $12,225         $14,730     $10,059           $15,844                 $13,217
8/31/2003           $12,727         $15,016     $10,304           $15,949                 $13,227
9/30/2003           $12,657         $14,857     $10,623           $16,372                 $13,239
10/31/2003          $13,323         $15,697     $11,286           $16,219                 $13,249
11/30/2003          $13,686         $15,835     $11,539           $16,258                 $13,260
12/31/2003          $14,036         $16,665     $12,441           $16,423                 $13,270
1/31/2004           $14,212         $16,971     $12,617           $16,555                 $13,281
2/29/2004           $14,389         $17,207     $12,911           $16,734                 $13,290
3/31/2004           $14,413         $16,947     $12,989           $16,860                 $13,301
4/30/2004           $13,906         $16,682     $12,706           $16,421                 $13,311
5/31/2004           $14,095         $16,910     $12,761           $16,355                 $13,320
6/30/2004           $14,389         $17,239     $13,046           $16,448                 $13,326
7/31/2004           $13,941         $16,668     $12,624           $16,611                 $13,338
8/31/2004           $13,988         $16,735     $12,683           $16,928                 $13,352
9/30/2004           $14,366         $16,916     $13,016           $16,974                 $13,367
10/31/2004          $14,625         $17,175     $13,461           $17,116                 $13,382
11/30/2004          $15,249         $17,870     $14,384           $16,979                 $13,395
12/31/2004          $15,619         $18,477     $15,016           $17,136                 $13,421
1/31/2005           $15,228         $18,027     $14,741           $17,243                 $13,440
2/28/2005           $15,667         $18,406     $15,381           $17,142                 $13,461
3/31/2005           $15,335         $18,081     $15,001           $17,053                 $13,492
4/30/2005           $14,967         $17,738     $14,665           $17,284                 $13,521
5/31/2005           $15,383         $18,302     $14,688           $17,471                 $13,552
6/30/2005           $15,656         $18,328     $14,888           $17,567                 $13,582
7/31/2005           $16,167         $19,009     $15,346           $17,407                 $13,612
8/31/2005           $16,202         $18,836     $15,738           $17,630                 $13,649
9/30/2005           $16,496         $18,988     $16,442           $17,448                 $13,688
10/31/2005          $16,068         $18,672     $15,963           $17,310                 $13,720
11/30/2005          $16,662         $19,377     $16,358           $17,387                 $13,765
12/31/2005          $16,942         $19,384     $17,120           $17,552                 $13,809

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS B                    12/31/05
-----------------------------------
1-Year                       +3.63%
-----------------------------------
Since Inception (12/1/03)    +8.26%
-----------------------------------

CLASS B (12/1/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Templeton
                Growth Target       S&P 500    MSCI EAFE     Lehman Brothers U.S.     U.S. Treasury
Date                 Fund           Index(6)   Index(6)       Aggregate Index(6)        Bills(6)
----------    ------------------    --------   ---------     -------------------      -------------
 12/1/2003         $10,000          $10,000     $10,000             $10,000               $10,000
12/31/2003         $10,175          $10,524     $10,782             $10,102               $10,008
 1/31/2004         $10,295          $10,717     $10,935             $10,183               $10,016
 2/29/2004         $10,415          $10,866     $11,189             $10,293               $10,023
 3/31/2004         $10,424          $10,702     $11,257             $10,370               $10,031
 4/30/2004         $10,047          $10,534     $11,012             $10,101               $10,038
 5/31/2004         $10,184          $10,679     $11,059             $10,060               $10,045
 6/30/2004         $10,389          $10,886     $11,306             $10,117               $10,050
 7/31/2004         $10,056          $10,526     $10,941             $10,217               $10,059
 8/31/2004         $10,090          $10,568     $10,991             $10,412               $10,069
 9/30/2004         $10,355          $10,683     $11,280             $10,440               $10,080
10/31/2004         $10,535          $10,846     $11,666             $10,528               $10,092
11/30/2004         $10,971          $11,285     $12,466             $10,444               $10,102
12/31/2004         $11,238          $11,668     $13,013             $10,540               $10,122
 1/31/2005         $10,946          $11,384     $12,775             $10,606               $10,136
 2/28/2005         $11,255          $11,624     $13,330             $10,544               $10,151
 3/31/2005         $11,012          $11,418     $13,001             $10,489               $10,175
 4/30/2005         $10,737          $11,201     $12,710             $10,631               $10,196
 5/31/2005         $11,029          $11,558     $12,729             $10,746               $10,220
 6/30/2005         $11,218          $11,574     $12,903             $10,805               $10,243
 7/31/2005         $11,578          $12,004     $13,299             $10,707               $10,265
 8/31/2005         $11,596          $11,895     $13,639             $10,844               $10,293
 9/30/2005         $11,793          $11,991     $14,250             $10,732               $10,323
10/31/2005         $11,484          $11,791     $13,834             $10,647               $10,347
11/30/2005         $11,913          $12,237     $14,177             $10,694               $10,381
12/31/2005         $11,796          $12,241     $14,837             $10,796               $10,414


                                                              Annual Report | 31

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS C                    12/31/05
-----------------------------------
1-Year                       +6.63%
-----------------------------------
5-Year                       +2.74%
-----------------------------------
Since Inception (12/31/96)   +5.96%
-----------------------------------

CLASS C (12/31/96-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Templeton
                Growth Target       S&P 500    MSCI EAFE     Lehman Brothers U.S.     U.S. Treasury
Date                 Fund           Index(6)   Index(6)       Aggregate Index(6)         Bills(6)
----------    ------------------    --------   ---------     -------------------      -------------
12/31/1996          $10,000         $10,000     $10,000             $10,000              $10,000
 1/31/1997          $10,360         $10,624     $ 9,652             $10,031              $10,045
 2/28/1997          $10,290         $10,708     $ 9,813             $10,056              $10,083
 3/31/1997          $10,090         $10,269     $ 9,850             $ 9,944              $10,126
 4/30/1997          $10,170         $10,881     $ 9,905             $10,093              $10,172
 5/31/1997          $10,650         $11,543     $10,552             $10,188              $10,223
 6/30/1997          $10,910         $12,060     $11,136             $10,309              $10,261
 7/31/1997          $11,300         $13,019     $11,319             $10,587              $10,305
 8/31/1997          $11,090         $12,290     $10,476             $10,497              $10,351
 9/30/1997          $11,664         $12,963     $11,065             $10,652              $10,399
10/31/1997          $11,163         $12,531     $10,217             $10,806              $10,438
11/30/1997          $11,173         $13,110     $10,115             $10,856              $10,484
12/31/1997          $11,237         $13,335     $10,206             $10,965              $10,530
 1/31/1998          $11,196         $13,482     $10,675             $11,106              $10,582
 2/28/1998          $11,705         $14,454     $11,362             $11,098              $10,623
 3/31/1998          $12,099         $15,194     $11,715             $11,136              $10,675
 4/30/1998          $12,162         $15,347     $11,810             $11,194              $10,725
 5/31/1998          $11,871         $15,083     $11,756             $11,300              $10,771
 6/30/1998          $11,840         $15,695     $11,847             $11,396              $10,815
 7/31/1998          $11,507         $15,529     $11,970             $11,420              $10,862
 8/31/1998          $10,085         $13,286     $10,490             $11,606              $10,914
 9/30/1998          $10,338         $14,137     $10,171             $11,878              $10,970
10/31/1998          $10,629         $15,286     $11,234             $11,815              $11,013
11/30/1998          $10,920         $16,212     $11,812             $11,882              $11,048
12/31/1998          $11,149         $17,146     $12,281             $11,918              $11,094
 1/31/1999          $11,312         $17,862     $12,247             $12,003              $11,137
 2/28/1999          $11,073         $17,307     $11,958             $11,794              $11,172
 3/31/1999          $11,378         $18,000     $12,460             $11,859              $11,220
 4/30/1999          $11,834         $18,697     $12,968             $11,896              $11,262
 5/31/1999          $11,682         $18,256     $12,303             $11,792              $11,305
 6/30/1999          $12,019         $19,268     $12,786             $11,755              $11,347
 7/31/1999          $11,867         $18,667     $13,169             $11,705              $11,394
 8/31/1999          $11,932         $18,575     $13,220             $11,699              $11,438
 9/30/1999          $11,917         $18,066     $13,356             $11,834              $11,488
10/31/1999          $12,538         $19,209     $13,859             $11,878              $11,533
11/30/1999          $13,660         $19,600     $14,343             $11,877              $11,579
12/31/1999          $15,616         $20,753     $15,633             $11,820              $11,632
 1/31/2000          $15,356         $19,711     $14,643             $11,781              $11,677
 2/29/2000          $17,755         $19,338     $15,040             $11,924              $11,730
 3/31/2000          $17,225         $21,228     $15,626             $12,081              $11,789
 4/30/2000          $16,060         $20,590     $14,806             $12,046              $11,849
 5/31/2000          $15,403         $20,169     $14,448             $12,041              $11,913
 6/30/2000          $16,672         $20,666     $15,016             $12,291              $11,964
 7/31/2000          $16,333         $20,343     $14,389             $12,403              $12,019
 8/31/2000          $17,612         $21,606     $14,517             $12,583              $12,082
 9/30/2000          $17,037         $20,466     $13,813             $12,662              $12,148
10/31/2000          $16,128         $20,379     $13,490             $12,746              $12,209
11/30/2000          $14,173         $18,773     $12,987             $12,954              $12,276
12/31/2000          $14,706         $18,865     $13,451             $13,194              $12,347
 1/31/2001          $15,380         $19,534     $13,445             $13,410              $12,428
 2/28/2001          $13,974         $17,754     $12,438             $13,527              $12,478
 3/31/2001          $13,125         $16,630     $11,614             $13,595              $12,540
 4/30/2001          $14,044         $17,922     $12,429             $13,538              $12,592
 5/31/2001          $14,078         $18,042     $12,000             $13,620              $12,641
 6/30/2001          $13,812         $17,603     $11,514             $13,671              $12,678
 7/31/2001          $13,463         $17,429     $11,305             $13,977              $12,720
 8/31/2001          $12,917         $16,339     $11,021             $14,137              $12,762
 9/30/2001          $11,519         $15,020     $9,908              $14,302              $12,818
10/31/2001          $12,055         $15,307     $10,161             $14,601              $12,851
11/30/2001          $12,648         $16,481     $10,536             $14,400              $12,878
12/31/2001          $12,945         $16,625     $10,599             $14,308              $12,899
 1/31/2002          $12,815         $16,383     $10,037             $14,424              $12,917
 2/28/2002          $12,636         $16,067     $10,107             $14,564              $12,934
 3/31/2002          $13,219         $16,671     $10,659             $14,322              $12,953
 4/30/2002          $13,029         $15,661     $10,736             $14,599              $12,973
 5/31/2002          $12,874         $15,546     $10,882             $14,723              $12,993
 6/30/2002          $12,185         $14,439     $10,453             $14,851              $13,012
 7/31/2002          $11,174         $13,313     $ 9,422             $15,030              $13,031
 8/31/2002          $11,198         $13,401     $ 9,403             $15,284              $13,050
 9/30/2002          $10,390         $11,946     $ 8,395             $15,531              $13,071
10/31/2002          $10,817         $12,996     $ 8,847             $15,461              $13,091
11/30/2002          $11,341         $13,760     $ 9,250             $15,456              $13,111
12/31/2002          $10,980         $12,952     $ 8,939             $15,776              $13,125
 1/31/2003          $10,813         $12,613     $ 8,567             $15,789              $13,139
 2/28/2003          $10,670         $12,424     $ 8,371             $16,008              $13,151
 3/31/2003          $10,610         $12,543     $ 8,213             $15,995              $13,165
 4/30/2003          $11,278         $13,577     $ 9,027             $16,127              $13,178
 5/31/2003          $11,993         $14,292     $ 9,583             $16,428              $13,192
 6/30/2003          $12,124         $14,474     $ 9,820             $16,395              $13,208
 7/31/2003          $12,375         $14,730     $10,059             $15,844              $13,217
 8/31/2003          $12,875         $15,016     $10,304             $15,949              $13,227
 9/30/2003          $12,804         $14,857     $10,623             $16,372              $13,239
10/31/2003          $13,459         $15,697     $11,286             $16,219              $13,249
11/30/2003          $13,817         $15,835     $11,539             $16,258              $13,260
12/31/2003          $14,161         $16,665     $12,441             $16,423              $13,270
 1/31/2004          $14,329         $16,971     $12,617             $16,555              $13,281
 2/29/2004          $14,508         $17,207     $12,911             $16,734              $13,290
 3/31/2004          $14,508         $16,947     $12,989             $16,860              $13,301
 4/30/2004          $13,994         $16,682     $12,706             $16,421              $13,311
 5/31/2004          $14,185         $16,910     $12,761             $16,355              $13,320
 6/30/2004          $14,460         $17,239     $13,046             $16,448              $13,326
 7/31/2004          $14,006         $16,668     $12,624             $16,611              $13,338
 8/31/2004          $14,054         $16,735     $12,683             $16,928              $13,352
 9/30/2004          $14,412         $16,916     $13,016             $16,974              $13,367
10/31/2004          $14,663         $17,175     $13,461             $17,116              $13,382
11/30/2004          $15,273         $17,870     $14,384             $16,979              $13,395
12/31/2004          $15,643         $18,477     $15,016             $17,136              $13,421
 1/31/2005          $15,237         $18,027     $14,741             $17,243              $13,440
 2/28/2005          $15,667         $18,406     $15,381             $17,142              $13,461
 3/31/2005          $15,327         $18,081     $15,001             $17,053              $13,492
 4/30/2005          $14,945         $17,738     $14,665             $17,284              $13,521
 5/31/2005          $15,351         $18,302     $14,688             $17,471              $13,552
 6/30/2005          $15,614         $18,328     $14,888             $17,567              $13,582
 7/31/2005          $16,116         $19,009     $15,346             $17,407              $13,612
 8/31/2005          $16,152         $18,836     $15,738             $17,630              $13,649
 9/30/2005          $16,415         $18,988     $16,442             $17,448              $13,688
10/31/2005          $15,985         $18,672     $15,963             $17,310              $13,720
11/30/2005          $16,571         $19,377     $16,358             $17,387              $13,765
12/31/2005          $16,836         $19,384     $17,120             $17,552              $13,809

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
CLASS R                    12/31/05
-----------------------------------
1-Year                       +7.10%
-----------------------------------
3-Year                      +15.94%
-----------------------------------
Since Inception (1/1/02)     +7.30%
-----------------------------------

CLASS R (1/1/02-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Franklin Templeton
                Growth Target       S&P 500    MSCI EAFE     Lehman Brothers U.S.     U.S. Treasury
Date                 Fund           Index(6)   Index(6)       Aggregate Index(6)        Bills(6)
----------    ------------------    --------   ---------     -------------------      -------------
  1/1/2002          $10,000         $10,000     $10,000           $10,000                $10,000
 1/31/2002          $ 9,908         $ 9,854     $ 9,469           $10,081                $10,014
 2/28/2002          $ 9,771         $ 9,664     $ 9,536           $10,179                $10,027
 3/31/2002          $10,219         $10,028     $10,057           $10,009                $10,042
 4/30/2002          $10,082         $ 9,420     $10,130           $10,203                $10,057
 5/31/2002          $ 9,963         $ 9,351     $10,267           $10,290                $10,073
 6/30/2002          $ 9,442         $ 8,685     $ 9,862           $10,379                $10,088
 7/31/2002          $ 8,664         $ 8,008     $ 8,889           $10,504                $10,102
 8/31/2002          $ 8,682         $ 8,061     $ 8,871           $10,682                $10,117
 9/30/2002          $ 8,051         $ 7,185     $ 7,921           $10,855                $10,133
10/31/2002          $ 8,390         $ 7,817     $ 8,347           $10,805                $10,149
11/30/2002          $ 8,792         $ 8,277     $ 8,727           $10,802                $10,165
12/31/2002          $ 8,516         $ 7,791     $ 8,434           $11,025                $10,175
 1/31/2003          $ 8,395         $ 7,587     $ 8,083           $11,035                $10,186
 2/28/2003          $ 8,284         $ 7,473     $ 7,898           $11,188                $10,195
 3/31/2003          $ 8,247         $ 7,545     $ 7,749           $11,179                $10,207
 4/30/2003          $ 8,775         $ 8,167     $ 8,517           $11,271                $10,217
 5/31/2003          $ 9,330         $ 8,596     $ 9,041           $11,481                $10,227
 6/30/2003          $ 9,432         $ 8,706     $ 9,265           $11,459                $10,240
 7/31/2003          $ 9,626         $ 8,860     $ 9,491           $11,073                $10,247
 8/31/2003          $10,034         $ 9,032     $ 9,721           $11,147                $10,255
 9/30/2003          $ 9,969         $ 8,937     $10,023           $11,442                $10,263
10/31/2003          $10,487         $ 9,442     $10,648           $11,335                $10,272
11/30/2003          $10,774         $ 9,525     $10,887           $11,362                $10,280
12/31/2003          $11,057         $10,024     $11,738           $11,478                $10,288
 1/31/2004          $11,187         $10,208     $11,904           $11,570                $10,297
 2/29/2004          $11,327         $10,350     $12,181           $11,696                $10,303
 3/31/2004          $11,336         $10,194     $12,255           $11,783                $10,312
 4/30/2004          $10,935         $10,034     $11,988           $11,477                $10,319
 5/31/2004          $11,094         $10,171     $12,040           $11,431                $10,326
 6/30/2004          $11,318         $10,369     $12,308           $11,495                $10,331
 7/31/2004          $10,963         $10,026     $11,911           $11,609                $10,341
 8/31/2004          $11,001         $10,066     $11,966           $11,831                $10,351
 9/30/2004          $11,299         $10,175     $12,280           $11,863                $10,363
10/31/2004          $11,495         $10,331     $12,700           $11,962                $10,375
11/30/2004          $11,979         $10,749     $13,571           $11,867                $10,385
12/31/2004          $12,278         $11,114     $14,167           $11,976                $10,405
 1/31/2005          $11,960         $10,843     $13,908           $12,051                $10,420
 2/28/2005          $12,297         $11,071     $14,512           $11,980                $10,436
 3/31/2005          $12,040         $10,876     $14,153           $11,919                $10,460
 4/30/2005          $11,740         $10,669     $13,837           $12,080                $10,482
 5/31/2005          $12,068         $11,009     $13,858           $12,211                $10,506
 6/30/2005          $12,284         $11,024     $14,047           $12,277                $10,530
 7/31/2005          $12,678         $11,434     $14,479           $12,165                $10,553
 8/31/2005          $12,706         $11,330     $14,849           $12,321                $10,582
 9/30/2005          $12,931         $11,422     $15,513           $12,194                $10,612
10/31/2005          $12,594         $11,231     $15,061           $12,098                $10,636
11/30/2005          $13,062         $11,655     $15,433           $12,151                $10,672
12/31/2005          $13,249         $11,660     $16,153           $12,267                $10,705


32 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-----------------------------------
ADVISOR CLASS(5)           12/31/05
-----------------------------------
1-Year                       +8.48%
-----------------------------------
5-Year                       +3.52%
-----------------------------------
Since Inception (12/31/96)   +6.73%
-----------------------------------

ADVISOR CLASS (12/31/96-12/31/05)(5)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


              Franklin Templeton    S&P 500    MSCI EAFE     Lehman Brothers U.S.     U.S. Treasury
Date            Growth Target       Index(6)   Index(6)       Aggregate Index(6)        Bills(6)
----------    ------------------    --------   ---------     -------------------      -------------
12/31/1996         $10,000          $10,000     $10,000           $10,000                 $10,000
 1/31/1997         $10,370          $10,624     $ 9,652           $10,031                 $10,045
 2/28/1997         $10,300          $10,708     $ 9,813           $10,056                 $10,083
 3/31/1997         $10,090          $10,269     $ 9,850           $ 9,944                 $10,126
 4/30/1997         $10,170          $10,881     $ 9,905           $10,093                 $10,172
 5/31/1997         $10,660          $11,543     $10,552           $10,188                 $10,223
 6/30/1997         $10,940          $12,060     $11,136           $10,309                 $10,261
 7/31/1997         $11,330          $13,019     $11,319           $10,587                 $10,305
 8/31/1997         $11,130          $12,290     $10,476           $10,497                 $10,351
 9/30/1997         $11,710          $12,963     $11,065           $10,652                 $10,399
10/31/1997         $11,208          $12,531     $10,217           $10,806                 $10,438
11/30/1997         $11,218          $13,110     $10,115           $10,856                 $10,484
12/31/1997         $11,305          $13,335     $10,206           $10,965                 $10,530
 1/31/1998         $11,264          $13,482     $10,675           $11,106                 $10,582
 2/28/1998         $11,785          $14,454     $11,362           $11,098                 $10,623
 3/31/1998         $12,191          $15,194     $11,715           $11,136                 $10,675
 4/30/1998         $12,264          $15,347     $11,810           $11,194                 $10,725
 5/31/1998         $11,983          $15,083     $11,756           $11,300                 $10,771
 6/30/1998         $11,951          $15,695     $11,847           $11,396                 $10,815
 7/31/1998         $11,628          $15,529     $11,970           $11,420                 $10,862
 8/31/1998         $10,201          $13,286     $10,490           $11,606                 $10,914
 9/30/1998         $10,449          $14,137     $10,171           $11,878                 $10,970
10/31/1998         $10,752          $15,286     $11,234           $11,815                 $11,013
11/30/1998         $11,056          $16,212     $11,812           $11,882                 $11,048
12/31/1998         $11,293          $17,146     $12,281           $11,918                 $11,094
 1/31/1999         $11,468          $17,862     $12,247           $12,003                 $11,137
 2/28/1999         $11,227          $17,307     $11,958           $11,794                 $11,172
 3/31/1999         $11,556          $18,000     $12,460           $11,859                 $11,220
 4/30/1999         $12,017          $18,697     $12,968           $11,896                 $11,262
 5/31/1999         $11,874          $18,256     $12,303           $11,792                 $11,305
 6/30/1999         $12,226          $19,268     $12,786           $11,755                 $11,347
 7/31/1999         $12,083          $18,667     $13,169           $11,705                 $11,394
 8/31/1999         $12,149          $18,575     $13,220           $11,699                 $11,438
 9/30/1999         $12,142          $18,066     $13,356           $11,834                 $11,488
10/31/1999         $12,784          $19,209     $13,859           $11,878                 $11,533
11/30/1999         $13,934          $19,600     $14,343           $11,877                 $11,579
12/31/1999         $15,942          $20,753     $15,633           $11,820                 $11,632
 1/31/2000         $15,677          $19,711     $14,643           $11,781                 $11,677
 2/29/2000         $18,140          $19,338     $15,040           $11,924                 $11,730
 3/31/2000         $17,619          $21,228     $15,626           $12,081                 $11,789
 4/30/2000         $16,432          $20,590     $14,806           $12,046                 $11,849
 5/31/2000         $15,776          $20,169     $14,448           $12,041                 $11,913
 6/30/2000         $17,075          $20,666     $15,016           $12,291                 $11,964
 7/31/2000         $16,740          $20,343     $14,389           $12,403                 $12,019
 8/31/2000         $18,056          $21,606     $14,517           $12,583                 $12,082
 9/30/2000         $17,477          $20,466     $13,813           $12,662                 $12,148
10/31/2000         $16,559          $20,379     $13,490           $12,746                 $12,209
11/30/2000         $14,562          $18,773     $12,987           $12,954                 $12,276
12/31/2000         $15,123          $18,865     $13,451           $13,194                 $12,347
 1/31/2001         $15,814          $19,534     $13,445           $13,410                 $12,428
 2/28/2001         $14,385          $17,754     $12,438           $13,527                 $12,478
 3/31/2001         $13,528          $16,630     $11,614           $13,595                 $12,540
 4/30/2001         $14,468          $17,922     $12,429           $13,538                 $12,592
 5/31/2001         $14,516          $18,042     $12,000           $13,620                 $12,641
 6/30/2001         $14,251          $17,603     $11,514           $13,671                 $12,678
 7/31/2001         $13,905          $17,429     $11,305           $13,977                 $12,720
 8/31/2001         $13,343          $16,339     $11,021           $14,137                 $12,762
 9/30/2001         $11,898          $15,020     $ 9,908           $14,302                 $12,818
10/31/2001         $12,473          $15,307     $10,161           $14,601                 $12,851
11/30/2001         $13,096          $16,481     $10,536           $14,400                 $12,878
12/31/2001         $13,410          $16,625     $10,599           $14,308                 $12,899
 1/31/2002         $13,287          $16,383     $10,037           $14,424                 $12,917
 2/28/2002         $13,103          $16,067     $10,107           $14,564                 $12,934
 3/31/2002         $13,716          $16,671     $10,659           $14,322                 $12,953
 4/30/2002         $13,520          $15,661     $10,736           $14,599                 $12,973
 5/31/2002         $13,373          $15,546     $10,882           $14,723                 $12,993
 6/30/2002         $12,661          $14,439     $10,453           $14,851                 $13,012
 7/31/2002         $11,619          $13,313     $ 9,422           $15,030                 $13,031
 8/31/2002         $11,655          $13,401     $ 9,403           $15,284                 $13,050
 9/30/2002         $10,821          $11,946     $ 8,395           $15,531                 $13,071
10/31/2002         $11,275          $12,996     $ 8,847           $15,461                 $13,091
11/30/2002         $11,827          $13,760     $ 9,250           $15,456                 $13,111
12/31/2002         $11,445          $12,952     $ 8,939           $15,776                 $13,125
 1/31/2003         $11,284          $12,613     $ 8,567           $15,789                 $13,139
 2/28/2003         $11,135          $12,424     $ 8,371           $16,008                 $13,151
 3/31/2003         $11,098          $12,543     $ 8,213           $15,995                 $13,165
 4/30/2003         $11,805          $13,577     $ 9,027           $16,127                 $13,178
 5/31/2003         $12,561          $14,292     $ 9,583           $16,428                 $13,192
 6/30/2003         $12,698          $14,474     $ 9,820           $16,395                 $13,208
 7/31/2003         $12,970          $14,730     $10,059           $15,844                 $13,217
 8/31/2003         $13,504          $15,016     $10,304           $15,949                 $13,227
 9/30/2003         $13,429          $14,857     $10,623           $16,372                 $13,239
10/31/2003         $14,136          $15,697     $11,286           $16,219                 $13,249
11/30/2003         $14,520          $15,835     $11,539           $16,258                 $13,260
12/31/2003         $14,892          $16,665     $12,441           $16,423                 $13,270
 1/31/2004         $15,079          $16,971     $12,617           $16,555                 $13,281
 2/29/2004         $15,267          $17,207     $12,911           $16,734                 $13,290
 3/31/2004         $15,292          $16,947     $12,989           $16,860                 $13,301
 4/30/2004         $14,754          $16,682     $12,706           $16,421                 $13,311
 5/31/2004         $14,954          $16,910     $12,761           $16,355                 $13,320
 6/30/2004         $15,267          $17,239     $13,046           $16,448                 $13,326
 7/31/2004         $14,792          $16,668     $12,624           $16,611                 $13,338
 8/31/2004         $14,842          $16,735     $12,683           $16,928                 $13,352
 9/30/2004         $15,242          $16,916     $13,016           $16,974                 $13,367
10/31/2004         $15,517          $17,175     $13,461           $17,116                 $13,382
11/30/2004         $16,180          $17,870     $14,384           $16,979                 $13,395
12/31/2004         $16,572          $18,477     $15,016           $17,136                 $13,421
 1/31/2005         $16,157          $18,027     $14,741           $17,243                 $13,440
 2/28/2005         $16,623          $18,406     $15,381           $17,142                 $13,461
 3/31/2005         $16,271          $18,081     $15,001           $17,053                 $13,492
 4/30/2005         $15,880          $17,738     $14,665           $17,284                 $13,521
 5/31/2005         $16,321          $18,302     $14,688           $17,471                 $13,552
 6/30/2005         $16,611          $18,328     $14,888           $17,567                 $13,582
 7/31/2005         $17,153          $19,009     $15,346           $17,407                 $13,612
 8/31/2005         $17,191          $18,836     $15,738           $17,630                 $13,649
 9/30/2005         $17,502          $18,988     $16,442           $17,448                 $13,688
10/31/2005         $17,048          $18,672     $15,963           $17,310                 $13,720
11/30/2005         $17,678          $19,377     $16,358           $17,387                 $13,765
12/31/2005         $17,977          $19,384     $17,120           $17,552                 $13,809

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns would have differed.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, sales charge.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(5) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), aggregate total return of Advisor Class shares was +0.54%. Aggregate total return represents the change in value of an investment for the period indicated.

(6) Sources: Standard & Poor's Micropal; Lehman Brothers Inc. See page 27 for descriptions of the S&P 500, the MSCI EAFE Index and the LB U.S. Aggregate Index. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed.


                                                              Annual Report | 33

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


34 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                     VALUE 7/1/05      VALUE 12/31/05    PERIOD* 7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000          $1,082.10              $3.36
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000          $1,021.98              $3.26
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000          $1,078.30              $7.28
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000          $1,018.20              $7.07
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000          $1,078.30              $7.23
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000          $1,018.25              $7.02
-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                          $1,000          $1,080.50              $4.67
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000          $1,020.72              $4.53
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual (12/1/05-12/31/05)                       $1,000          $1,005.50              $0.21
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000          $1,023.24              $1.99
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.64%; B: 1.39%; C: 1.38%; R: 0.89%; and
      Advisor: 0.35%), multiplied by the average account value over the period, multiplied by 184/365 for Classes A, B, C, R (actual and hypothetical) and Advisor Class (hypothetical only) to reflect the one-half year period. For actual Advisor Class expenses, the annualized expense ratio is 0.25% and the multiplier is 31/365 to reflect the number of days since inception.


                                                              Annual Report | 35

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                     ------------------------------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,                       YEAR ENDED JULY 31,
CLASS A                                                  2005     2004(f)           2004        2003        2002        2001
                                                     ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  12.48    $  11.66       $  10.91    $  10.23    $  11.30    $  12.13
                                                     ------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ....................       0.29        0.12           0.23        0.23        0.31        0.54

 Net realized and unrealized gains (losses) ......       0.29        0.84           0.74        0.69       (0.95)      (0.47)
                                                     ------------------------------------------------------------------------
Total from investment operations .................       0.58        0.96           0.97        0.92       (0.64)       0.07
                                                     ------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................      (0.32)      (0.14)         (0.22)      (0.24)      (0.34)      (0.56)

 Net realized gains ..............................         --          --             --          --       (0.09)      (0.34)
                                                     ------------------------------------------------------------------------
Total distributions ..............................      (0.32)      (0.14)         (0.22)      (0.24)      (0.43)      (0.90)
                                                     ------------------------------------------------------------------------
Redemption fees ..................................         --(e)       --(e)          --(e)       --          --          --
                                                     ------------------------------------------------------------------------
Net asset value, end of year .....................   $  12.74    $  12.48       $  11.66    $  10.91    $  10.23    $  11.30
                                                     ========================================================================


Total return(c) ..................................       4.70%       8.30%          8.89%       8.99%      (5.74)%      0.58%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $162,079    $139,153       $117,013    $ 64,409    $ 35,991    $ 26,523

Ratios to average net assets:

 Expenses(d) .....................................       0.73%       0.82%(g)       0.85%       0.91%       0.96%       0.92%

 Expenses net of waiver and payments
   by affiliate(d) ...............................       0.69%       0.82%(g)       0.85%       0.91%       0.96%       0.92%

 Net investment income(b) ........................       2.31%       2.40%(g)       2.00%       2.21%       2.86%       4.61%

Portfolio turnover rate ..........................       8.16%       2.63%          3.71%      18.03%       5.75%      44.98%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.


36 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                           -----------------------------------------------
                                                                     YEAR ENDED            PERIOD ENDED
                                                                    DECEMBER 31,             JULY 31,
CLASS B                                                          2005        2004(f)         2004(h)
                                                           -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................    $    12.46     $    11.63        $    11.67
                                                           -----------------------------------------------
Income from investment operations:

 Net investment income(a),(b) .........................          0.19           0.09              0.07

 Net realized and unrealized gains (losses) ...........          0.29           0.84              0.04
                                                           -----------------------------------------------
Total from investment operations ......................          0.48           0.93              0.11
                                                           -----------------------------------------------
Less distributions from net investment income .........         (0.23)         (0.10)            (0.15)
                                                           -----------------------------------------------
Redemption fees .......................................            --(e)          --(e)             --(e)
                                                           -----------------------------------------------
Net asset value, end of year ..........................    $    12.71     $    12.46        $    11.63
                                                           ===============================================


Total return(c) .......................................          3.87%          8.02%             0.98%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................    $    6,202     $    5,223        $    3,567

Ratios to average net assets:

 Expenses(d) ..........................................          1.48%          1.57%(g)          1.60%(g)

 Expenses net of waiver and payments by affiliate(d) ..          1.44%          1.57%(g)          1.60%(g)

 Net investment income(b) .............................          1.56%          1.65%(g)          1.25%(g)

Portfolio turnover rate ...............................          8.16%          2.63%             3.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period December 1, 2003 (effective date) to July 31, 2004.


                         Annual Report | See notes to financial statements. | 37

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                     -------------------------------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,                       YEAR ENDED JULY 31,
CLASS C                                                  2005     2004(f)           2004        2003        2002        2001
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  12.36    $  11.53       $  10.80    $  10.14    $  11.20    $  12.03
                                                     -------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ....................       0.19        0.08           0.14        0.15        0.23        0.44

 Net realized and unrealized gains (losses) ......       0.28        0.84           0.73        0.67       (0.94)      (0.46)
                                                     -------------------------------------------------------------------------
Total from investment operations .................       0.47        0.92           0.87        0.82       (0.71)      (0.02)
                                                     -------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................      (0.23)      (0.09)         (0.14)      (0.16)      (0.26)      (0.47)

 Net realized gains ..............................         --          --             --          --       (0.09)      (0.34)
                                                     -------------------------------------------------------------------------
Total distributions ..............................      (0.23)      (0.09)         (0.14)      (0.16)      (0.35)      (0.81)
                                                     -------------------------------------------------------------------------
Redemption fees ..................................         --(e)       --(e)          --(e)       --          --          --
                                                     -------------------------------------------------------------------------
Net asset value, end of year .....................   $  12.60    $  12.36       $  11.53    $  10.80    $  10.14    $  11.20
                                                     =========================================================================


Total return(c) ..................................       3.83%       8.03%          8.04%       8.20%      (6.48)%     (0.16)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 63,298    $ 59,803       $ 52,881    $ 32,344    $ 22,436    $ 17,340

Ratios to average net assets:

 Expenses(d) .....................................       1.47%       1.57%(g)       1.60%       1.66%       1.70%       1.67%

 Expenses net of waiver and payments
   by affiliate(d) ...............................       1.43%       1.57%(g)       1.60%       1.66%       1.70%       1.67%

 Net investment income(b) ........................       1.57%       1.65%(g)       1.25%       1.46%       2.15%       3.83%

Portfolio turnover rate ..........................       8.16%       2.63%          3.71%      18.03%       5.75%      44.98%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.


38 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                       -----------------------------------------------------------------------------
                                                                 YEAR ENDED
                                                                DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS R                                                      2005        2004(f)              2004           2003        2002(h)
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $    12.46     $    11.63        $    10.89     $    10.23     $    10.89
                                                       -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ......................         0.26           0.11              0.21           0.19           0.12

 Net realized and unrealized gains (losses) ........         0.28           0.85              0.72           0.69          (0.70)
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................         0.54           0.96              0.93           0.88          (0.58)
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......        (0.29)         (0.13)            (0.19)         (0.22)         (0.08)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................           --(e)          --(e)             --(e)          --             --
                                                       -----------------------------------------------------------------------------
Net asset value, end of year .......................   $    12.71     $    12.46        $    11.63     $    10.89     $    10.23
                                                       =============================================================================


Total return(c) ....................................         4.37%          8.27%             8.56%          8.79%         (5.38)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   14,112     $   12,199        $    8,370     $    5,718     $      543

Ratios to average net assets:

 Expenses(d) .......................................         0.98%          1.07%(g)          1.10%          1.16%          1.21%(g)

 Expenses net of waiver and payments by affiliate(d)         0.94%          1.07%(g)          1.10%          1.16%          1.21%(g)

 Net investment income(b) ..........................         2.06%          2.15%(g)          1.75%          1.96%          1.93%(g)

Portfolio turnover rate ............................         8.16%          2.63%             3.71%         18.03%          5.75%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period January 1, 2002 (effective date) to July 31, 2002.


                         Annual Report | See notes to financial statements. | 39

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                               ------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
ADVISOR CLASS                                                     2005(e)
                                                               ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................     $  12.81
                                                                 --------
Income from investment operations:

 Net investment income(a),(b) ..............................         0.07

 Net realized and unrealized gains (losses) ................         0.02
                                                                 --------
Total from investment operations............................         0.09
                                                                 --------
Less distributions from net investment income ..............        (0.18)
                                                                 --------
Redemption fees ............................................           --(f)
                                                                 --------
Net asset value, end of period..............................     $  12.72
                                                                 ========


Total return(c) ............................................         0.68%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................     $    753

Ratios to average net assets:

 Expenses(d) ...............................................         0.48%(g)

 Expenses net of waiver and payments by affiliate(d) .......         0.44%(g)

 Net investment income(b) ..................................         2.56%(g)

Portfolio turnover rate ....................................         8.16%


(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the year ended December 31, 2005.

(e)   For the period December 1, 2005 (effective date) to December 31, 2005.

(f)   Amount is less than $0.01 per share.

(g)   Annualized.


40 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    LONG TERM INVESTMENTS 82.4%
    DOMESTIC EQUITY 29.3%
    Franklin Capital Growth Fund, Advisor Class ...............................         634,622    $    7,120,462
(b) Franklin Flex Cap Growth Fund, Advisor Class ..............................         394,592        15,905,988
    Franklin Natural Resources Fund, Advisor Class ............................         134,067         4,371,928
    Franklin Real Estate Securities Fund, Advisor Class .......................         201,795         5,208,318
(b) Franklin Small Cap Growth Fund II, Advisor Class ..........................       1,866,765        23,502,573
    Mutual Shares Fund, Class Z ...............................................         676,457        16,201,141
                                                                                                   --------------
                                                                                                       72,310,410
                                                                                                   --------------
    DOMESTIC FIXED INCOME 28.7%
    Franklin Strategic Income Fund, Advisor Class .............................         468,066         4,750,867
    Franklin Strategic Mortgage Portfolio .....................................       2,860,694        27,634,307
    Franklin Total Return Fund, Advisor Class .................................       1,668,704        16,603,601
    Franklin U.S. Government Securities Fund, Advisor Class ...................       3,331,235        21,752,965
                                                                                                   --------------
                                                                                                       70,741,740
                                                                                                   --------------
    FOREIGN EQUITY 12.8%
    Franklin Gold and Precious Metals Fund, Advisor Class .....................         187,668         4,933,783
    Mutual European Fund, Class Z .............................................         752,878        16,036,300
    Templeton China World Fund, Advisor Class .................................         104,017         2,392,391
    Templeton Foreign Fund, Advisor Class .....................................         640,185         8,098,339
                                                                                                   --------------
                                                                                                       31,460,813
                                                                                                   --------------
    FOREIGN FIXED INCOME 11.6%
    Templeton Global Bond Fund, Advisor Class .................................       2,780,726        28,613,675
                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $178,274,388)............................                       203,126,638
                                                                                                   --------------
    SHORT TERM INVESTMENT (COST $50,600,396) 20.5%
    MONEY FUND 20.5%
    Franklin Institutional Fiduciary Trust Money Market Portfolio .............      50,600,396        50,600,396
                                                                                                   --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $228,874,784) 102.9%...........                       253,727,034
    OTHER ASSETS, LESS LIABILITIES (2.9)%......................................                        (7,282,775)
                                                                                                   --------------
    NET ASSETS 100.0%..........................................................                    $  246,444,259
                                                                                                   ==============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.


                         Annual Report | See notes to financial statements. | 41

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                     --------------------------------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,                     YEAR ENDED JULY 31,
CLASS A                                                  2005     2004(f)           2004        2003        2002        2001
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  12.69    $  11.65       $  10.64    $   9.83    $  11.31    $  12.83
                                                     --------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ....................       0.25        0.12           0.20        0.19        0.26        0.47

 Net realized and unrealized gains (losses) ......       0.50        1.05           1.00        0.81       (1.31)      (1.48)
                                                     --------------------------------------------------------------------------
Total from investment operations .................       0.75        1.17           1.20        1.00       (1.05)      (1.01)
                                                     --------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................      (0.30)      (0.13)         (0.19)      (0.19)      (0.29)      (0.51)

 Net realized gains ..............................         --          --             --          --       (0.14)         --(h)
                                                     --------------------------------------------------------------------------
Total distributions ..............................      (0.30)      (0.13)         (0.19)      (0.19)      (0.43)      (0.51)
                                                     --------------------------------------------------------------------------
Redemption fees ..................................         --(e)       --(e)          --(e)       --          --          --
                                                     --------------------------------------------------------------------------
Net asset value, end of year .....................   $  13.14    $  12.69       $  11.65    $  10.64    $   9.83    $  11.31
                                                     ==========================================================================


Total return(c) ..................................       5.94%      10.14%         11.18%      10.47%      (9.69)%     (8.05)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $316,754    $281,033       $219,273    $121,617    $ 85,035    $ 70,810

Ratios to average net assets:

 Expenses(d) .....................................       0.74%       0.81%(g)       0.89%       0.98%       0.96%       0.87%

 Expenses net of waiver and payments
   by affiliate(d) ...............................       0.69%       0.81%(g)       0.89%       0.98%       0.96%       0.87%

 Net investment income(b) ........................       1.93%       2.32%(g)       1.75%       1.89%       2.46%       3.95%

Portfolio turnover rate ..........................      10.59%       2.78%          4.13%      15.90%       8.88%      46.01%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   The Fund made a capital gain distribution of $0.003.


42 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                           -----------------------------------------------
                                                                     YEAR ENDED            PERIOD ENDED
                                                                    DECEMBER 31,             JULY 31,
CLASS B                                                          2005        2004(f)         2004(h)
                                                           -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................    $    12.66     $    11.62        $    11.62
                                                           -----------------------------------------------
Income from investment operations:

 Net investment income(a),(b) .........................          0.15           0.09              0.05

 Net realized and unrealized gains (losses) ...........          0.50           1.03              0.09
                                                           -----------------------------------------------
Total from investment operations ......................          0.65           1.12              0.14
                                                           -----------------------------------------------
Less distributions from net investment income .........         (0.21)         (0.08)            (0.14)
                                                           -----------------------------------------------
Redemption fees .......................................            --(e)          --(e)             --(e)
                                                           -----------------------------------------------
Net asset value, end of year ..........................    $    13.10     $    12.66        $    11.62
                                                           ===============================================


Total return(c) .......................................          5.18%          9.77%             1.18%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................    $   10,170     $    8,700        $    5,417

Ratios to average net assets:

 Expenses(d) ..........................................          1.49%          1.56%(g)          1.64%(g)

 Expenses net of waiver and payments by affiliate(d) ..          1.44%          1.56%(g)          1.64%(g)

 Net investment income(b) .............................          1.18%          1.57%(g)          1.00%(g)

Portfolio turnover rate ...............................         10.59%          2.78%             4.13%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period December 1, 2003 (effective date) to July 31, 2004.


                         Annual Report | See notes to financial statements. | 43

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                     --------------------------------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,                        YEAR ENDED JULY 31,
CLASS C                                                  2005     2004(f)           2004        2003        2002        2001
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  12.50    $  11.47       $  10.48    $   9.69    $  11.16    $  12.67
                                                     --------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ....................       0.15        0.08           0.12        0.11        0.19        0.39

 Net realized and unrealized gains (losses) ......       0.50        1.03           0.98        0.80       (1.31)      (1.48)
                                                     --------------------------------------------------------------------------
Total from investment operations .................       0.65        1.11           1.10        0.91       (1.12)      (1.09)
                                                     --------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................      (0.21)      (0.08)         (0.11)      (0.12)      (0.21)      (0.42)

 Net realized gains ..............................         --          --             --          --       (0.14)         --(h)
                                                     --------------------------------------------------------------------------
Total distributions ..............................      (0.21)      (0.08)         (0.11)      (0.12)      (0.35)      (0.42)
                                                     --------------------------------------------------------------------------
Redemption fees ..................................         --(e)       --(e)          --(e)       --          --          --
                                                     --------------------------------------------------------------------------
Net asset value, end of year .....................   $  12.94    $  12.50       $  11.47    $  10.48    $   9.69    $  11.16
                                                     ==========================================================================


Total return(c) ..................................       5.25%       9.75%         10.39%       9.50%     (10.31)%     (8.69)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $112,294    $105,966       $ 90,988    $ 56,341    $ 39,835    $ 41,535

Ratios to average net assets:

 Expenses(d) .....................................       1.48%       1.56%(g)       1.64%       1.73%       1.71%       1.62%

 Expenses net of waiver and payments
   by affiliate(d) ...............................       1.43%       1.56%(g)       1.64%       1.73%       1.71%       1.62%

 Net investment income(b) ........................       1.19%       1.57%(g)       1.00%       1.14%       1.77%       3.30%

Portfolio turnover rate ..........................      10.59%       2.78%          4.13%      15.90%       8.88%      46.01%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   The Fund made a capital gain distribution of $0.003.


44 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                       -----------------------------------------------------------------------------
                                                                 YEAR ENDED
                                                                DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS R                                                      2005        2004(f)              2004           2003        2002(h)
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $    12.66     $    11.62        $    10.62     $     9.82     $    10.79
                                                       -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ......................         0.21           0.11              0.18           0.13           0.09

 Net realized and unrealized gains (losses) ........         0.51           1.04              0.98           0.85          (0.99)
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................         0.72           1.15              1.16           0.98          (0.90)
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......        (0.27)         (0.11)            (0.16)         (0.18)         (0.07)
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................           --(e)          --(e)             --(e)          --             --
                                                       -----------------------------------------------------------------------------
Net asset value, end of year .......................   $    13.11     $    12.66        $    11.62     $    10.62     $     9.82
                                                       =============================================================================


Total return(c) ....................................         5.73%          9.92%            10.95%         10.10%         (8.38)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   30,403     $   25,162        $   17,161     $   10,989     $       94

Ratios to average net assets:

 Expenses(d) .......................................         0.99%          1.06%(g)          1.14%          1.23%          1.21%(g)

 Expenses net of waiver and payments by affiliate(d)         0.94%          1.06%(g)          1.14%          1.23%          1.21%(g)

 Net investment income(b) ..........................         1.68%          2.07%(g)          1.50%          1.64%          1.53%(g)

Portfolio turnover rate ............................        10.59%          2.78%             4.13%         15.90%          8.88%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period January 1, 2002 (effective date) to July 31, 2002.


                         Annual Report | See notes to financial statements. | 45

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                               ------------
                                                               PERIOD ENDED
                                                               DECEMBER 31,
ADVISOR CLASS                                                     2005(e)
                                                               ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................     $  13.23
                                                                 --------
Income from investment operations:

 Net investment income(a),(b) ..............................         0.08

 Net realized and unrealized gains (losses) ................         0.02
                                                                 --------
Total from investment operations............................         0.10
                                                                 --------
Less distributions from net investment income ..............        (0.18)
                                                                 --------
Redemption fees ............................................           --(f)
                                                                 --------
Net asset value, end of period .............................     $  13.15
                                                                 ========


Total return(c) ............................................         0.68%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................     $  3,890

Ratios to average net assets:

 Expenses(d) ...............................................         0.49%(g)

 Expenses net of waiver and payments by affiliate(d) .......         0.44%(g)

 Net investment income(b) ..................................         2.18%(g)

Portfolio turnover rate ....................................        10.59%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.75% for the year ended December 31, 2005.

(e)   For the period December 1, 2005 (effective date) to December 31, 2005.

(f)   Amount is less than $0.01 per share.

(g)   Annualized.


46 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

    FRANKLIN TEMPLETON MODERATE TARGET FUND                                          SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    LONG TERM INVESTMENTS 92.2%
    DOMESTIC EQUITY 39.3%
    Franklin Capital Growth Fund, Advisor Class ...............................       1,728,582    $   19,394,693
(b) Franklin Flex Cap Growth Fund, Advisor Class ..............................         990,486        39,926,491
    Franklin Natural Resources Fund, Advisor Class ............................         413,879        13,496,587
    Franklin Real Estate Securities Fund, Advisor Class .......................         533,216        13,762,295
(b) Franklin Small Cap Growth Fund II, Advisor Class ..........................       4,702,632        59,206,135
    Mutual Shares Fund, Class Z ...............................................       1,689,665        40,467,484
                                                                                                   --------------
                                                                                                      186,253,685
                                                                                                   --------------
    DOMESTIC FIXED INCOME 25.3%
    Franklin Strategic Income Fund, Advisor Class .............................         721,041         7,318,564
    Franklin Strategic Mortgage Portfolio .....................................       4,901,838        47,351,775
    Franklin Total Return Fund, Advisor Class .................................       2,814,049        27,999,785
    Franklin U.S. Government Securities Fund, Advisor Class ...................       5,642,216        36,843,669
                                                                                                   --------------
                                                                                                      119,513,793
                                                                                                   --------------
    FOREIGN EQUITY 17.1%
    Franklin Gold and Precious Metals Fund, Advisor Class .....................         452,711        11,901,767
    Mutual European Fund, Class Z .............................................       1,876,263        39,964,403
    Templeton China World Fund, Advisor Class .................................         247,934         5,702,485
    Templeton Foreign Fund, Advisor Class .....................................       1,855,706        23,474,677
                                                                                                   --------------
                                                                                                       81,043,332
                                                                                                   --------------
    FOREIGN FIXED INCOME 10.5%
    Templeton Global Bond Fund, Advisor Class .................................       4,821,784        49,616,155
                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $375,829,653)............................                       436,426,965
                                                                                                   --------------
    SHORT TERM INVESTMENT (COST $48,333,250) 10.2%
    MONEY FUND 10.2%
    Franklin Institutional Fiduciary Trust Money Market Portfolio .............      48,333,250        48,333,250
                                                                                                   --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $424,162,903) 102.4%...........                       484,760,215
    OTHER ASSETS, LESS LIABILITIES (2.4)%......................................                       (11,250,249)
                                                                                                   --------------
    NET ASSETS 100.0%..........................................................                    $  473,509,966
                                                                                                   ==============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.


                         Annual Report | See notes to financial statements. | 47

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                     ------------------------------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,                       YEAR ENDED JULY 31,
CLASS A                                                  2005     2004(f)           2004        2003        2002        2001
                                                     ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  13.17    $  11.83       $  10.46    $   9.47    $  11.64    $  14.50
                                                     ------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a),(b) ....................       0.14        0.09           0.11        0.08        0.13        0.38

 Net realized and unrealized gains (losses) ......       0.96        1.33           1.36        1.01       (2.01)      (2.80)
                                                     ------------------------------------------------------------------------
Total from investment operations .................       1.10        1.42           1.47        1.09       (1.88)      (2.42)
                                                     ------------------------------------------------------------------------

Less distributions from:

 Net investment income ...........................      (0.17)      (0.08)         (0.10)      (0.10)      (0.13)      (0.44)

 Net realized gains ..............................         --          --             --          --       (0.16)         --
                                                     ------------------------------------------------------------------------
Total distributions ..............................      (0.17)      (0.08)         (0.10)      (0.10)      (0.29)      (0.44)
                                                     ------------------------------------------------------------------------
Redemption fees ..................................         --(e)       --(e)          --(e)       --          --          --
                                                     ------------------------------------------------------------------------
Net asset value, end of year .....................   $  14.10    $  13.17       $  11.83    $  10.46    $   9.47    $  11.64
                                                     ========================================================================


Total return(c) ..................................       8.47%      12.04%         14.04%      11.64%     (16.44)%    (16.94)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $230,686    $202,560       $165,500    $ 99,432    $ 69,663    $ 67,186

Ratios to average net assets:

 Expenses(d) .....................................       0.79%       0.85%(g)       0.83%       0.92%       0.93%       0.85%

 Expenses net of waiver and payments
 by affiliate(d) .................................       0.72%       0.85%(g)       0.83%       0.92%       0.93%       0.85%

 Net investment income(b) ........................       1.07%       1.72%(g)       0.91%       0.84%       1.20%       2.98%

Portfolio turnover rate ..........................      10.50%       3.98%          3.46%      21.87%      14.24%      59.41%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.


48 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                           ----------------------------------------------
                                                                     YEAR ENDED            PERIOD ENDED
                                                                    DECEMBER 31,             JULY 31,
CLASS B                                                          2005        2004(f)         2004(h)
                                                           ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ....................    $    13.09     $    11.75        $    11.80
                                                           ----------------------------------------------
Income from investment operations:

 Net investment income(a),(b) .........................          0.04           0.06             (0.02)

 Net realized and unrealized gains (losses) ...........          0.96           1.32              0.09
                                                           ----------------------------------------------
Total from investment operations ......................          1.00           1.38              0.07
                                                           ----------------------------------------------
Less distributions from net investment income .........         (0.12)         (0.04)            (0.12)
                                                           ----------------------------------------------
Redemption fees .......................................            --(e)          --(e)             --(e)
                                                           ----------------------------------------------
Net asset value, end of year ..........................    $    13.97     $    13.09        $    11.75
                                                           ==============================================


Total return(c) .......................................          7.63%         11.76%             0.56%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................    $    6,468     $    5,343        $    3,178

Ratios to average net assets:

 Expenses(d) ..........................................          1.54%          1.60%(g)          1.58%(g)

 Expenses net of waiver and payments by affiliate(d) ..          1.47%          1.60%(g)          1.58%(g)

 Net investment income(b) .............................          0.32%          0.97%(g)          0.16%(g)

Portfolio turnover rate ...............................         10.50%          3.98%             3.46%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period December 1, 2003 (effective date) to July 31, 2004.


                         Annual Report | See notes to financial statements. | 49

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                     -------------------------------------------------------------------------
                                                            YEAR ENDED
                                                           DECEMBER 31,                        YEAR ENDED JULY 31,
CLASS C                                                  2005     2004(f)           2004        2003        2002        2001
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $  13.09    $  11.72       $  10.38    $   9.40    $  11.58    $  14.43
                                                     -------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ....................       0.04        0.05           0.02        0.01        0.05        0.29

 Net realized and unrealized gains (losses) ......       0.96        1.32           1.35        1.00       (1.99)      (2.79)
                                                     -------------------------------------------------------------------------
Total from investment operations .................       1.00        1.37           1.37        1.01       (1.94)      (2.50)
                                                     -------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................      (0.12)         --          (0.03)      (0.03)      (0.08)      (0.35)

 Net realized gains ..............................         --          --             --          --       (0.16)         --
                                                     -------------------------------------------------------------------------
Total distributions ..............................      (0.12)         --          (0.03)      (0.03)      (0.24)      (0.35)
                                                     -------------------------------------------------------------------------
Redemption fees ..................................         --(e)       --(e)          --(e)       --          --          --
                                                     -------------------------------------------------------------------------
Net asset value, end of year .....................   $  13.97    $  13.09       $  11.72    $  10.38    $   9.40    $  11.58
                                                     ==================================================================-======


Total return(c) ..................................       7.63%      11.69%         13.18%      10.74%     (17.00)%    (17.57)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 88,986    $ 73,816       $ 61,179    $ 40,829    $ 31,255    $ 37,884

Ratios to average net assets:

 Expenses(d) .....................................       1.54%       1.60%(g)       1.58%       1.67%       1.68%       1.60%

 Expenses net of waiver and payments
  by affiliate(d) ................................       1.47%       1.60%(g)       1.58%       1.67%       1.68%       1.60%

 Net investment income(b) ........................       0.32%       0.97%(g)       0.16%       0.09%       0.50%       2.24%

Portfolio turnover rate ..........................      10.50%       3.98%          3.46%      21.87%      14.24%      59.41%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.


50 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                       -----------------------------------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS R                                                      2005        2004(f)              2004           2003        2002(h)
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .................   $    13.11     $    11.76        $    10.40     $     9.46     $    10.95
                                                       -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ......................         0.11           0.08              0.08           0.05           0.01

 Net realized and unrealized gains (losses) ........         0.95           1.33              1.36           1.00          (1.50)
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................         1.06           1.41              1.44           1.05          (1.49)
                                                       -----------------------------------------------------------------------------
Less distributions from net investment income ......        (0.15)         (0.06)            (0.08)         (0.11)            --
                                                       -----------------------------------------------------------------------------
Redemption fees ....................................           --(e)          --(e)             --(e)          --             --
                                                       -----------------------------------------------------------------------------
Net asset value, end of year .......................   $    14.02     $    13.11        $    11.76     $    10.40     $     9.46
                                                       =============================================================================


Total return(c) ....................................         8.10%         12.00%            13.89%         11.11%        (13.52)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................   $   19,461     $   15,206        $   11,714     $    5,567     $      141

Ratios to average net assets:

 Expenses(d) .......................................         1.04%          1.10%(g)          1.08%          1.17%          1.18%(g)

 Expenses net of waiver and payments by affiliate(d)         0.97%          1.10%(g)          1.08%          1.17%          1.18%(g)

 Net investment income(b) ..........................         0.82%          1.47%(g)          0.66%          0.59%          0.18%(g)

Portfolio turnover rate ............................        10.50%          3.98%             3.46%         21.87%         14.24%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period January 1, 2002 (effective date) to July 31, 2002.


                         Annual Report | See notes to financial statements. | 51

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                               PERIOD ENDED
                                                               DECEMBER 31,
ADVISOR CLASS                                                     2005(e)
                                                               ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................     $  14.18
                                                                 --------
Income from investment operations:
  Net investment income(a),(b) .............................         0.11

  Net realized and unrealized gains (losses) ...............        (0.03)
                                                                 --------
Total from investment operations............................         0.08
                                                                 --------
Less distributions from net investment income ..............        (0.16)
                                                                 --------
Redemption fees ............................................           --(f)
                                                                 --------
Net asset value, end of period .............................     $  14.10
                                                                 ========

Total return(c) ............................................         0.54%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................     $  3,320

Ratios to average net assets:

  Expenses(d) ..............................................         0.54%(g)

  Expenses net of waiver and payments by affiliate(d) ......         0.47%(g)

  Net investment income(b) .................................         1.32%(g)

Portfolio turnover rate ....................................        10.50%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the year ended December 31, 2005.

(e)   For the period December 1, 2005 (effective date) to December 31, 2005.

(f)   Amount is less than $0.01 per share.

(g)   Annualized.


52 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

    FRANKLIN TEMPLETON GROWTH TARGET FUND                                            SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    LONG TERM INVESTMENTS 98.8%
    DOMESTIC EQUITY 58.5%
    Franklin Capital Growth Fund, Advisor Class ...............................       2,003,604    $   22,480,435
(b) Franklin Flex Cap Growth Fund, Advisor Class ..............................       1,089,287        43,909,145
    Franklin Natural Resources Fund, Advisor Class ............................         434,239        14,160,521
    Franklin Real Estate Securities Fund, Advisor Class .......................         592,858        15,301,658
(b) Franklin Small Cap Growth Fund II, Advisor Class ..........................       4,933,053        62,107,139
    Mutual Shares Fund, Class Z ...............................................       1,922,256        46,038,037
                                                                                                   --------------
                                                                                                      203,996,935
                                                                                                   --------------
    DOMESTIC FIXED INCOME 10.6%
    Franklin Strategic Income Fund, Advisor Class .............................         183,841         1,865,988
    Franklin Strategic Mortgage Portfolio .....................................       1,509,278        14,579,623
    Franklin Total Return Fund, Advisor Class .................................         899,848         8,953,491
    Franklin U.S. Government Securities Fund, Advisor Class ...................       1,746,973        11,407,733
                                                                                                   --------------
                                                                                                       36,806,835
                                                                                                   --------------
    FOREIGN EQUITY 25.2%
    Franklin Gold and Precious Metals Fund, Advisor Class .....................         504,461        13,262,279
    Mutual European Fund, Class Z .............................................       2,032,267        43,287,296
    Templeton China World Fund, Advisor Class .................................         214,009         4,922,196
    Templeton Foreign Fund, Advisor Class .....................................       2,097,670        26,535,521
                                                                                                   --------------
                                                                                                       88,007,292
                                                                                                   --------------
    FOREIGN FIXED INCOME 4.5%
    Templeton Global Bond Fund, Advisor Class .................................       1,530,539        15,749,246
                                                                                                   --------------
    TOTAL LONG TERM INVESTMENTS (COST $281,716,201)............................                       344,560,308
                                                                                                   --------------
    SHORT TERM INVESTMENT (COST $19,284,338) 5.5%
    MONEY FUND 5.5%
    Franklin Institutional Fiduciary Trust Money Market Portfolio .............      19,284,338        19,284,338
                                                                                                   --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $301,000,539) 104.3%...........                       363,844,646
    OTHER ASSETS, LESS LIABILITIES (4.3)%......................................                       (14,924,142)
                                                                                                   --------------
    NET ASSETS 100.0%..........................................................                    $  348,920,504
                                                                                                   ==============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.


                         Annual Report | See notes to financial statements. | 53

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

                                                                              FRANKLIN           FRANKLIN         FRANKLIN
                                                                              TEMPLETON         TEMPLETON         TEMPLETON
                                                                            CONSERVATIVE         MODERATE          GROWTH
                                                                             TARGET FUND       TARGET FUND       TARGET FUND
                                                                            -------------------------------------------------
Assets:
 Investments in Underlying Funds (Note 6):
  Cost.................................................................     $ 228,874,784     $  424,162,903    $ 301,000,539
                                                                            =================================================
  Value................................................................     $ 253,727,034     $  484,760,215    $ 363,844,646
 Receivables:
  Capital shares sold..................................................           616,801          1,341,135        1,070,066
                                                                            -------------------------------------------------
      Total assets.....................................................       254,343,835        486,101,350      364,914,712
                                                                            -------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed..............................................         7,357,803         11,769,823       15,505,717
  Affiliates...........................................................           225,245            421,700          272,453
  Distributions to shareholders........................................           257,632            239,683          130,171
 Accrued expenses and other liabilities................................            58,896            160,178           85,867
                                                                            -------------------------------------------------
      Total liabilities................................................         7,899,576         12,591,384       15,994,208
                                                                            -------------------------------------------------
       Net assets, at value............................................     $ 246,444,259     $  473,509,966    $ 348,920,504
                                                                            =================================================
Net assets consist of:
 Paid-in capital.......................................................     $ 219,790,541     $  410,696,117    $ 289,233,495
 Undistributed net investment income...................................            17,582             23,790        1,027,161
 Net unrealized appreciation (depreciation)............................        24,852,250         60,597,312       62,844,107
 Accumulated net realized gain (loss)..................................         1,783,886          2,192,747       (4,184,259)
                                                                            -------------------------------------------------
       Net assets, at value............................................     $ 246,444,259     $  473,509,966    $ 348,920,504
                                                                            =================================================


54 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2005

                                                                              FRANKLIN           FRANKLIN         FRANKLIN
                                                                              TEMPLETON         TEMPLETON         TEMPLETON
                                                                            CONSERVATIVE         MODERATE          GROWTH
                                                                             TARGET FUND       TARGET FUND       TARGET FUND
                                                                            -------------------------------------------------
CLASS A:
 Net assets, at value..................................................     $ 162,078,635     $  316,753,634    $ 230,686,150
                                                                            =================================================
 Shares outstanding....................................................        12,724,711         24,101,042       16,357,011
                                                                            =================================================
 Net asset value per share(a)..........................................     $       12.74     $        13.14    $      14.10
                                                                            =================================================
 Maximum offering price per share (net asset value per share/94.25%)        $       13.52     $        13.94    $       14.96
                                                                            =================================================
CLASS B:
 Net assets, at value..................................................     $   6,202,470     $   10,169,519    $   6,467,754
                                                                            =================================================
 Shares outstanding....................................................           488,155            776,250          463,002
                                                                            =================================================
 Net asset value and maximum offering price per share(a) ..............     $       12.71     $        13.10    $       13.97
                                                                            =================================================
CLASS C:
 Net assets, at value..................................................     $  63,297,718     $  112,293,509    $  88,985,557
                                                                            =================================================
 Shares outstanding....................................................         5,021,864          8,678,974        6,371,617
                                                                            =================================================
 Net asset value and maximum offering price per share(a) ..............     $       12.60     $        12.94    $       13.97
                                                                            =================================================
CLASS R:
 Net assets, at value..................................................     $  14,112,373     $   30,403,387    $  19,460,719
                                                                            =================================================
 Shares outstanding....................................................         1,110,203          2,318,317        1,388,308
                                                                            =================================================
 Net asset value and maximum offering price per share(a) ..............     $       12.71     $        13.11    $       14.02
                                                                            =================================================
ADVISOR CLASS:
 Net assets, at value..................................................     $     753,063     $    3,889,917    $   3,320,324
                                                                            =================================================
 Shares outstanding....................................................            59,189            295,921          235,545
                                                                            =================================================
 Net asset value and maximum offering price per share..................     $       12.72     $        13.15    $       14.10
                                                                            =================================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 55

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF OPERATIONS
for the year ended December 31, 2005

                                                                              FRANKLIN           FRANKLIN         FRANKLIN
                                                                              TEMPLETON         TEMPLETON         TEMPLETON
                                                                            CONSERVATIVE         MODERATE          GROWTH
                                                                             TARGET FUND       TARGET FUND       TARGET FUND
                                                                            -------------------------------------------------
Investment income:
 Dividends from Underlying Funds (Note 6)..............................     $   6,925,631     $   11,570,719    $   5,776,994
                                                                            -------------------------------------------------
Expenses:
 Asset allocation fees (Note 3a).......................................           462,500            995,178          762,553
 Distribution fees: (Note 3c)
  Class A..............................................................           375,705            740,368          544,085
  Class B..............................................................            60,015             94,185           57,740
  Class C..............................................................           601,141          1,055,669          793,432
  Class R..............................................................            70,314            144,544           89,914
 Transfer agent fees (Note 3e).........................................           502,946            960,047          800,294
 Reports to shareholders...............................................            34,865             73,231           61,540
 Registration and filing fees..........................................            83,846             97,639           83,209
 Professional fees.....................................................            16,965             16,408           16,737
 Trustees' fees and expenses...........................................               594              1,149              820
 Other.................................................................             7,021             10,123            8,816
                                                                            -------------------------------------------------
      Total expenses...................................................         2,215,912          4,188,541        3,219,140
      Expenses waived/paid by affiliates (Note 3f).....................           (98,063)          (194,474)        (225,854)
                                                                            -------------------------------------------------
       Net expenses....................................................         2,117,849          3,994,067        2,993,286
                                                                            -------------------------------------------------
        Net investment income..........................................         4,807,782          7,576,652        2,783,708
                                                                            -------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Sale of investments in Underlying Funds..............................           996,140          1,448,874           72,178
  Realized gain distributions by Underlying Funds......................         2,826,887          7,387,586        7,972,988
                                                                            -------------------------------------------------
        Net realized gain (loss) from Underlying Funds.................         3,823,027          8,836,460        8,045,166
                                                                            -------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments in
  Underlying Funds.....................................................         1,901,662          9,191,060       15,755,314
                                                                            -------------------------------------------------
Net realized and unrealized gain (loss)................................         5,724,689         18,027,520       23,800,480
                                                                            -------------------------------------------------
Net increase (decrease) in net assets resulting from operations........     $  10,532,471     $   25,604,172    $  26,584,188
                                                                            =================================================


56 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
                                                                         ----------------------------------------------------
                                                                                            FOR THE PERIOD
                                                                             YEAR ENDED    AUGUST 1, 2004 TO     YEAR ENDED
                                                                         DECEMBER 31, 2005 DECEMBER 31, 2004    JULY 31, 2004
                                                                         ----------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income................................................     $   4,807,782     $    1,782,898   $    2,567,068
  Net realized gain (loss) from Underlying Funds.......................         3,823,027            470,309         (439,785)
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds.................................................         1,901,662         13,430,048        7,325,516
                                                                         ----------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations.................................................        10,532,471         15,683,255        9,452,799
                                                                         ----------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A.............................................................        (4,035,513)        (1,550,016)      (1,667,835)
   Class B.............................................................          (111,536)           (39,691)         (10,065)
   Class C.............................................................        (1,140,064)          (440,506)        (509,400)
   Class R.............................................................          (331,572)          (106,212)        (118,453)
   Advisor Class.......................................................           (10,329)                --               --
                                                                         ----------------------------------------------------
 Total distributions to shareholders...................................        (5,629,014)        (2,136,425)      (2,305,753)
                                                                         ----------------------------------------------------
 Capital share transactions: (Note 2)
   Class A.............................................................        19,673,591         13,395,041       47,993,126
   Class B.............................................................           850,070          1,344,039        3,619,563
   Class C.............................................................         2,290,697          3,087,341       18,319,247
   Class R.............................................................         1,584,439          3,173,988        2,280,595
   Advisor Class.......................................................           760,697                 --               --
                                                                         ----------------------------------------------------
 Total capital share transactions......................................        25,159,494         21,000,409       72,212,531
                                                                         ----------------------------------------------------
 Redemption fees.......................................................             2,446                681              328
                                                                         ----------------------------------------------------
      Net increase (decrease) in net assets............................        30,065,397         34,547,920       79,359,905
Net assets:
 Beginning of year.....................................................       216,378,862        181,830,942      102,471,037
                                                                         ----------------------------------------------------
 End of year...........................................................     $ 246,444,259     $  216,378,862   $  181,830,942
                                                                         ====================================================
Undistributed net investment income included in net assets:
 End of year...........................................................     $      17,582     $      200,844   $      554,371
                                                                         ====================================================


                         Annual Report | See notes to financial statements. | 57

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               FRANKLIN TEMPLETON MODERATE TARGET FUND
                                                                         ----------------------------------------------------
                                                                                            FOR THE PERIOD
                                                                             YEAR ENDED    AUGUST 1, 2004 TO     YEAR ENDED
                                                                         DECEMBER 31, 2005 DECEMBER 31, 2004    JULY 31, 2004
                                                                         ----------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income................................................     $   7,576,652     $    3,293,587    $   4,046,192
  Net realized gain (loss) from Underlying Funds.......................         8,836,460            260,597       (1,442,186)
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds.................................................         9,191,060         32,639,851       19,079,818
                                                                         ----------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations.................................................        25,604,172         36,194,035       21,683,824
                                                                         ----------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A.............................................................        (7,181,993)        (2,681,591)      (2,669,838)
   Class B.............................................................          (162,211)           (51,972)         (12,044)
   Class C.............................................................        (1,825,865)          (629,244)        (693,557)
   Class R.............................................................          (630,744)          (180,867)        (211,924)
   Advisor Class.......................................................           (52,636)                --               --
                                                                         ----------------------------------------------------
 Total distributions to shareholders...................................        (9,853,449)        (3,543,674)      (3,587,363)
                                                                         ----------------------------------------------------
 Capital share transactions: (Note 2)
   Class A.............................................................        25,091,859         39,940,397       86,090,887
   Class B.............................................................         1,129,090          2,668,075        5,505,348
   Class C.............................................................         2,608,138          6,462,665       29,167,225
   Class R.............................................................         4,134,667          6,302,177        5,030,879
   Advisor Class.......................................................         3,930,604                 --               --
                                                                         ----------------------------------------------------
 Total capital share transactions......................................        36,894,358         55,373,314      125,794,339
                                                                         ----------------------------------------------------
 Redemption fees.......................................................             2,839               (575)           1,269
                                                                         ----------------------------------------------------
      Net increase (decrease) in net assets............................        52,647,920         88,023,100      143,892,069
Net assets:
 Beginning of year.....................................................       420,862,046        332,838,946      188,946,877
                                                                         ----------------------------------------------------
 End of year...........................................................     $ 473,509,966     $  420,862,046    $ 332,838,946
                                                                         ====================================================
Undistributed net investment income included in net assets:
 End of year...........................................................     $      23,790     $      644,931    $     895,018
                                                                         ====================================================


58 | See notes to financial statements. | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                FRANKLIN TEMPLETON GROWTH TARGET FUND
                                                                         ----------------------------------------------------
                                                                                            FOR THE PERIOD
                                                                             YEAR ENDED    AUGUST 1, 2004 TO     YEAR ENDED
                                                                         DECEMBER 31, 2005 DECEMBER 31, 2004    JULY 31, 2004
                                                                         ----------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income................................................     $   2,783,708     $    1,689,931    $   1,415,409
  Net realized gain (loss) from Underlying Funds.......................         8,045,166            560,812       (1,964,242)
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds.................................................        15,755,314         28,632,877       21,256,711
                                                                         ----------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations.................................................        26,584,188         30,883,620       20,707,878
                                                                         ----------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A.............................................................        (2,957,561)        (1,278,278)      (1,106,714)
   Class B.............................................................           (54,650)           (16,646)          (1,198)
   Class C.............................................................          (744,924)                --         (126,060)
   Class R.............................................................          (213,905)           (69,188)         (60,542)
   Advisor Class.......................................................           (36,584)                --               --
                                                                         ----------------------------------------------------
 Total distributions to shareholders...................................        (4,007,624)        (1,364,112)      (1,294,514)
                                                                         ----------------------------------------------------
 Capital share transactions: (Note 2)
   Class A.............................................................        12,665,336         16,953,905       52,682,701
   Class B.............................................................           739,433          1,698,909        3,245,275
   Class C.............................................................         9,702,929          5,140,322       15,051,453
   Class R.............................................................         2,953,654          2,040,115        5,349,553
   Advisor Class.......................................................         3,350,378                 --               --
                                                                         ----------------------------------------------------
 Total capital share transactions......................................        29,411,730         25,833,251       76,328,982
                                                                         ----------------------------------------------------
 Redemption fees.......................................................             6,807              1,872              245
                                                                         ----------------------------------------------------
      Net increase (decrease) in net assets............................        51,995,101         55,354,631       95,742,591
Net assets:
 Beginning of year.....................................................       296,925,403        241,570,772      145,828,181
                                                                         ----------------------------------------------------
 End of year...........................................................     $ 348,920,504     $  296,925,403    $ 241,570,772
                                                                         ====================================================
Undistributed net investment income included in net assets:
 End of year...........................................................     $   1,027,161     $      508,314    $     182,495
                                                                         ====================================================


                         Annual Report | See notes to financial statements. | 59

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the series are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

On December 6, 2004, the Board of Trustees approved the change of the Trust's fiscal year from July 31 to December 31 effective December 31, 2004.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.


60 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Effective December 1, 2005, the Funds began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


                                                              Annual Report | 61

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                             FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                          CONSERVATIVE TARGET FUND        MODERATE TARGET FUND
                                         ----------------------------------------------------------
                                           SHARES         AMOUNT         SHARES          AMOUNT
                                         ----------------------------------------------------------
CLASS A SHARES:
Year ended December 31, 2005
 Shares sold..........................    4,700,208   $  58,731,887     8,741,947    $  111,231,407
 Shares issued in reinvestment
  of distributions ...................      295,015       3,730,391       538,713         7,009,845
 Shares redeemed .....................   (3,418,586)    (42,788,687)   (7,329,765)      (93,149,393)
                                         ----------------------------------------------------------
 Net increase (decrease)..............    1,576,637   $  19,673,591     1,950,895    $   25,091,859
                                         ==========================================================
Period ended December 31, 2004(a)
 Shares sold .........................    2,027,582   $  24,434,038     4,533,204    $   54,611,108
 Shares issued in reinvestment
  of distributions ...................      117,959       1,440,364       212,098         2,620,960
 Shares redeemed .....................   (1,033,878)    (12,479,361)   (1,423,431)      (17,291,671)
                                         ----------------------------------------------------------
 Net increase (decrease)..............    1,111,663   $  13,395,041     3,321,871    $   39,940,397
                                         ==========================================================
Year ended July 31, 2004
 Shares sold .........................    6,863,344   $  79,896,754     9,950,541    $  115,869,233
 Shares issued in reinvestment
  of distributions ...................      137,676       1,597,097       227,405         2,627,934
 Shares redeemed .....................   (2,868,018)    (33,500,725)   (2,780,146)      (32,406,280)
                                         ----------------------------------------------------------
 Net increase (decrease)..............    4,133,002   $  47,993,126     7,397,800    $   86,090,887
                                         ==========================================================
CLASS B SHARES:
Year ended December 31, 2005
 Shares sold .........................      126,621   $   1,569,848       177,044    $    2,231,881
 Shares issued in reinvestment
  of distributions ...................        7,008          88,480        11,226           146,083
 Shares redeemed .....................      (64,844)       (808,258)      (99,155)       (1,248,874)
                                         ----------------------------------------------------------
 Net increase (decrease)..............       68,785   $     850,070        89,115    $    1,129,090
                                         ==========================================================
Period ended December 31, 2004(a)
 Shares sold .........................      121,329   $   1,446,607       243,458    $    2,938,248
 Shares issued in reinvestment
  of distributions ...................        2,782          33,942         3,908            48,430
 Shares redeemed .....................      (11,486)       (136,510)      (26,526)         (318,603)
                                         ----------------------------------------------------------
 Net increase (decrease)..............      112,625   $   1,344,039       220,840    $    2,668,075
                                         ==========================================================
Period ended July 31, 2004(b)
 Shares sold .........................      323,398   $   3,814,890       482,307    $    5,693,134
 Shares issued in reinvestment
  of distributions ...................          743           8,675         1,010            11,791
 Shares redeemed .....................      (17,396)       (204,002)      (17,022)         (199,577)
                                         ----------------------------------------------------------
 Net increase (decrease)..............      306,745   $   3,619,563       466,295    $    5,505,348
                                         ==========================================================


62 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                          CONSERVATIVE TARGET FUND        MODERATE TARGET FUND
                                         ----------------------------------------------------------
                                           SHARES         AMOUNT         SHARES          AMOUNT
                                         ----------------------------------------------------------
CLASS C SHARES:
Year ended December 31, 2005
 Shares sold .........................    1,402,940   $  17,329,727     2,264,680    $   28,333,362
 Shares issued in reinvestment
  of distributions ...................       80,743       1,011,875       127,401         1,638,002
 Shares redeemed .....................   (1,301,614)    (16,050,905)   (2,187,065)      (27,363,226)
                                         ----------------------------------------------------------
 Net increase (decrease)..............      182,069   $   2,290,697       205,016    $    2,608,138
                                         ==========================================================
Period ended December 31, 2004(a)
 Shares sold .........................      778,596   $   9,316,342     1,071,798    $   12,778,656
 Shares issued in reinvestment
  of distributions ...................       32,017         387,625        45,353           554,135
 Shares redeemed .....................     (556,977)     (6,616,626)     (577,194)       (6,870,126)
                                         ----------------------------------------------------------
 Net increase (decrease)..............      253,636   $   3,087,341       539,957    $    6,462,665
                                         ==========================================================
Year ended July 31, 2004
 Shares sold .........................    2,430,106   $  27,958,551     3,372,896    $   38,474,423
 Shares issued in reinvestment
  of distributions ...................       38,116         437,984        52,852           602,416
 Shares redeemed .....................     (877,419)    (10,077,288)     (865,496)       (9,909,614)
                                         ----------------------------------------------------------
 Net increase (decrease)..............    1,590,803   $  18,319,247     2,560,252    $   29,167,225
                                         ==========================================================
CLASS R SHARES:
Year ended December 31, 2005
 Shares sold .........................      574,711   $   7,126,545       871,013    $   11,010,434
 Shares issued in reinvestment
  of distributions ...................       26,232         331,034        48,317           627,950
 Shares redeemed .....................     (470,003)     (5,873,140)     (587,826)       (7,503,717)
                                         ----------------------------------------------------------
 Net increase (decrease)..............      130,940   $   1,584,439       331,504    $    4,134,667
                                         ==========================================================
Period ended December 31, 2004(a)
 Shares sold .........................      486,990   $   5,875,356       627,973    $    7,726,790
 Shares issued in reinvestment
  of distributions ...................        8,719         106,164        14,603           180,370
 Shares redeemed .....................     (235,979)     (2,807,532)     (132,547)       (1,604,983)
                                         ----------------------------------------------------------
 Net increase (decrease)..............      259,730   $   3,173,988       510,029    $    6,302,177
                                         ==========================================================
Year ended July 31, 2004
 Shares sold .........................      420,014   $   4,888,406       964,451    $   11,136,716
 Shares issued in reinvestment
  of distributions ...................       10,225         118,404        18,368           211,763
 Shares redeemed .....................     (235,791)     (2,726,215)     (540,759)       (6,317,600)
                                         ----------------------------------------------------------
 Net increase (decrease)..............      194,448   $   2,280,595       442,060    $    5,030,879
                                         ==========================================================
ADVISOR CLASS SHARES:
Period ended December 31, 2005(c)
 Shares sold .........................       58,390   $     750,506       298,490    $    3,965,456
 Shares issued in reinvestment
  of distributions ...................          799          10,191         3,983            52,500
 Shares redeemed .....................          --               --        (6,552)          (87,352)
                                         ----------------------------------------------------------
 Net increase (decrease)..............       59,189   $     760,697       295,921    $    3,930,604
                                         ==========================================================


                                                              Annual Report | 63

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                   FRANKLIN TEMPLETON
                                                                   GROWTH TARGET FUND
                                                               ---------------------------
                                                                 SHARES         AMOUNT
                                                               ---------------------------
CLASS A SHARES:
Year ended December 31, 2005
 Shares sold ..............................................     5,719,599    $  76,098,416
 Shares issued in reinvestment of distributions ...........       205,782        2,886,413
 Shares redeemed ..........................................    (4,944,438)     (66,319,493)
                                                               ---------------------------
 Net increase (decrease)...................................       980,943    $  12,665,336
                                                               ===========================
Period ended December 31, 2004(a)
 Shares sold ..............................................     2,599,814    $  32,084,766
 Shares issued in reinvestment of distributions ...........        95,671        1,254,253
 Shares redeemed ..........................................    (1,312,592)     (16,385,114)
                                                               ---------------------------
 Net increase (decrease)...................................     1,382,893    $  16,953,905
                                                               ===========================
Year ended July 31, 2004
 Shares sold ..............................................     7,020,538    $  82,539,246
 Shares issued in reinvestment of distributions ...........        92,110        1,084,132
 Shares redeemed ..........................................    (2,629,685)     (30,940,677)
                                                               ---------------------------
 Net increase (decrease)...................................     4,482,963    $  52,682,701
                                                               ===========================
CLASS B SHARES:
Year ended December 31, 2005
 Shares sold ..............................................       106,430    $   1,419,587
 Shares issued in reinvestment of distributions ...........         3,679           51,404
 Shares redeemed ..........................................       (55,290)        (731,558)
                                                               ---------------------------
 Net increase (decrease)...................................        54,819    $     739,433
                                                               ===========================
Period ended December 31, 2004(a)
 Shares sold ..............................................       141,432    $   1,744,152
 Shares issued in reinvestment of distributions ...........         1,225           15,958
 Shares redeemed ..........................................        (4,935)         (61,201)
                                                               ---------------------------
 Net increase (decrease)...................................       137,722    $   1,698,909
                                                               ===========================
Period ended July 31, 2004(b)
 Shares sold ..............................................       278,659    $   3,342,742
 Shares issued in reinvestment of distributions ...........            90            1,053
 Shares redeemed ..........................................        (8,288)         (98,520)
                                                               ---------------------------
 Net increase (decrease)...................................       270,461    $   3,245,275
                                                               ===========================
CLASS C SHARES:
Year ended December 31, 2005
 Shares sold ..............................................     1,819,222    $  23,985,733
 Shares issued in reinvestment of distributions ...........        47,927          669,884
 Shares redeemed ..........................................    (1,133,935)     (14,952,688)
                                                               ---------------------------
 Net increase (decrease)...................................       733,214    $   9,702,929
                                                               ===========================
Period ended December 31, 2004(a)
 Shares sold ..............................................       801,367    $   9,868,454
 Shares redeemed ..........................................      (384,726)      (4,728,132)
                                                               ---------------------------
 Net increase (decrease)...................................       416,641    $   5,140,322
                                                               ===========================


64 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                   FRANKLIN TEMPLETON
                                                                   GROWTH TARGET FUND
                                                               ---------------------------
                                                                 SHARES         AMOUNT
                                                               ---------------------------
CLASS C SHARES: (CONTINUED)
Year ended July 31, 2004
 Shares sold ..............................................     2,163,958    $  25,163,209
 Shares issued in reinvestment of distributions ...........         9,943          116,425
 Shares redeemed ..........................................      (887,137)     (10,228,181)
                                                               ---------------------------
 Net increase (decrease)...................................     1,286,764    $  15,051,453
                                                               ===========================
CLASS R SHARES:
Year ended December 31, 2005
 Shares sold ..............................................       621,409    $   8,193,434
 Shares issued in reinvestment of distributions ...........        15,240          212,944
 Shares redeemed ..........................................      (408,629)      (5,452,724)
                                                               ---------------------------
 Net increase (decrease)...................................       228,020    $   2,953,654
                                                               ===========================
Period ended December 31, 2004(a)
 Shares sold ..............................................       222,338    $   2,749,203
 Shares issued in reinvestment of distributions ...........         5,290           69,091
 Shares redeemed ..........................................       (63,718)        (778,179)
                                                               ---------------------------
 Net increase (decrease)...................................       163,910    $   2,040,115
                                                               ===========================
Year ended July 31, 2004
 Shares sold ..............................................       630,637    $   7,339,817
 Shares issued in reinvestment of distributions ...........         5,162           60,466
 Shares redeemed ..........................................      (174,455)      (2,050,730)
                                                               ---------------------------
 Net increase (decrease)...................................       461,344    $   5,349,553
                                                               ===========================
ADVISOR CLASS SHARES:
Period ended December 31, 2005(c)
 Shares sold ..............................................       233,824    $   3,326,187
 Shares issued in reinvestment of distributions ...........         2,578           36,473
 Shares redeemed ..........................................          (857)         (12,282)
                                                               ---------------------------
 Net increase (decrease)...................................       235,545    $   3,350,378
                                                               ===========================

(a)   For the period August 1, 2004 to December 31, 2004.

(b)   For the period December 1, 2003 (effective date) to July 31, 2004.

(c)   For the period December 1, 2005 (effective date) to December 31, 2005.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and the following subsidiaries:

  SUBSIDIARY                                                     AFFILIATION
---------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                             Investment manager
  Franklin Templeton Services, LLC (FT Services)                 Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)           Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)  Transfer agent


                                                              Annual Report | 65

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Funds' shares. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the sale and distribution of the Funds' shares up to a certain percentage per year of their average daily net assets of each class as follows:

Class B ..........................................         1.00%
Class C ..........................................         1.00%
Class R ..........................................         0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                                    --------------------------------------------
                                                      FRANKLIN        FRANKLIN        FRANKLIN
                                                     TEMPLETON       TEMPLETON       TEMPLETON
                                                    CONSERVATIVE      MODERATE         GROWTH
                                                    TARGET FUND     TARGET FUND     TARGET FUND
                                                    --------------------------------------------
Net sales charges received(a) .................     $    117,016    $    232,809    $    142,553
Contingent deferred sales charges retained ....     $     31,121    $     34,510    $     27,717

(a)   Net of commissions paid to unaffiliated broker/dealers.


66 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were retained by Investor Services:

                                                    --------------------------------------------
                                                      FRANKLIN        FRANKLIN        FRANKLIN
                                                     TEMPLETON       TEMPLETON       TEMPLETON
                                                    CONSERVATIVE      MODERATE         GROWTH
                                                    TARGET FUND     TARGET FUND     TARGET FUND
                                                    --------------------------------------------
Transfer agent fees ...........................     $    297,950    $    631,436    $    504,798

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of asset allocation fees, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end.

4. INCOME TAXES

At December 31, 2005, the Funds had tax basis capital losses which may be carried over to offset future capital gains, if any. During the year ended December 31, 2005, the Franklin Templeton Conservative Target Fund, the Franklin Templeton Moderate Target Fund and the Franklin Templeton Growth Target Fund utilized $1,206,667, $4,578,158 and $6,302,403, respectively, of capital loss carryforwards. At December 31, 2005, the capital loss carryforwards were as follows:

                                                    ------------
                                                      FRANKLIN
                                                     TEMPLETON
                                                       GROWTH
                                                    TARGET FUND
                                                    ------------
Capital loss carryforwards expiring in:
 2011 .........................................     $  1,191,401
 2012 .........................................        1,400,350
                                                    ------------
                                                    $  2,591,751
                                                    ============

The tax character of distributions paid during the years ended December 31, 2005, 2004 and July 31, 2004, was as follows:

                                                    --------------------------------------------
                                                                 FRANKLIN TEMPLETON
                                                              CONSERVATIVE TARGET FUND
                                                    --------------------------------------------
                                                        2005          2004(a)           2004
                                                    --------------------------------------------
Distributions paid from ordinary income .......     $  5,629,014    $  2,136,425    $  2,305,753
                                                    --------------------------------------------


                                                              Annual Report | 67

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

4. INCOME TAXES (CONTINUED)

                                                    --------------------------------------------
                                                      FRANKLIN TEMPLETON MODERATE TARGET FUND
                                                    --------------------------------------------
                                                        2005          2004(a)           2004
                                                    --------------------------------------------
Distributions paid from ordinary income ........    $  9,853,449    $  3,543,674    $  3,587,363
                                                    --------------------------------------------

                                                    --------------------------------------------
                                                       FRANKLIN TEMPLETON GROWTH TARGET FUND
                                                    --------------------------------------------
                                                        2005          2004(a)           2004
                                                    --------------------------------------------
Distributions paid from ordinary income ........    $  4,007,624    $  1,364,112    $  1,294,514
                                                    --------------------------------------------

(a)   For the period August 1, 2004 to December 31, 2004.

At December 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                    --------------------------------------------
                                                      FRANKLIN        FRANKLIN        FRANKLIN
                                                     TEMPLETON       TEMPLETON       TEMPLETON
                                                    CONSERVATIVE      MODERATE         GROWTH
                                                    TARGET FUND     TARGET FUND     TARGET FUND
                                                    --------------------------------------------
Cost of investments ...........................     $229,084,698    $424,532,831    $302,593,047
                                                    ============================================

Unrealized appreciation .......................     $ 26,319,881    $ 62,942,626    $ 62,048,957
Unrealized depreciation .......................       (1,677,545)     (2,715,242)       (797,358)
                                                    --------------------------------------------
Net unrealized appreciation (depreciation) ....     $ 24,642,336    $ 60,227,384    $ 61,251,599
                                                    ============================================

Undistributed ordinary income .................     $     17,582    $     23,790    $  1,027,161
Undistributed long term capital gains .........        1,993,800       2,562,673              --
                                                    --------------------------------------------
Distributable earnings ........................     $  2,011,382    $  2,586,463    $  1,027,161
                                                    ============================================

Net investment income differ for financial statements and tax purposes primarily due to differing treatment of short term capital gain distributions from Underlying Funds.

Net realized gains (losses) differ for financial statements and tax purposes primarily due to differing treatments of short term capital gain distributions from Underlying Funds and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2005, were as follows:

                                                    --------------------------------------------
                                                      FRANKLIN        FRANKLIN        FRANKLIN
                                                     TEMPLETON       TEMPLETON       TEMPLETON
                                                    CONSERVATIVE      MODERATE         GROWTH
                                                    TARGET FUND     TARGET FUND     TARGET FUND
                                                    --------------------------------------------
Purchases .....................................     $ 44,124,719    $ 91,787,876    $ 79,234,093
Sales .........................................     $ 15,116,196    $ 42,271,886    $ 32,133,468


68 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2005, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

------------------------------------------------------------------------
 NAME OF ISSUER                                        % OF SHARES HELD
------------------------------------------------------------------------
 FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
  Franklin Strategic Mortgage Portfolio                      8.03%
 FRANKLIN TEMPLETON MODERATE TARGET FUND
  Franklin Strategic Mortgage Portfolio                     13.78%
 FRANKLIN TEMPLETON GROWTH TARGET FUND
  Franklin Small Cap Growth Fund II                          5.07%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.


                                                              Annual Report | 69

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

7. REGULATORY MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


70 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE FRANKLIN TEMPLETON FUND ALLOCATOR SERIES:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2005, by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 10, 2006


                                                              Annual Report | 71

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as capital gain dividends for the fiscal year ended December 31, 2005:

                            --------------------------
                              FRANKLIN      FRANKLIN
                             TEMPLETON      TEMPLETON
                            CONSERVATIVE    MODERATE
                            TARGET FUND    TARGET FUND
                            --------------------------
                              $1,993,800    $2,562,673

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2005.

                     ----------------------------------------
                       FRANKLIN      FRANKLIN      FRANKLIN
                      TEMPLETON      TEMPLETON     TEMPLETON
                     CONSERVATIVE    MODERATE       GROWTH
                     TARGET FUND    TARGET FUND   TARGET FUND
                     ----------------------------------------
                         $933,748    $2,432,887    $2,672,547

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2005.

                     ----------------------------------------
                       FRANKLIN      FRANKLIN      FRANKLIN
                      TEMPLETON      TEMPLETON     TEMPLETON
                     CONSERVATIVE    MODERATE       GROWTH
                     TARGET FUND    TARGET FUND   TARGET FUND
                     ----------------------------------------
                            3.36%         4.79%        13.14%

Under Section 871(k)(1)(C) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as interest-related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

                     ----------------------------------------
                       FRANKLIN      FRANKLIN      FRANKLIN
                      TEMPLETON      TEMPLETON     TEMPLETON
                     CONSERVATIVE    MODERATE       GROWTH
                     TARGET FUND    TARGET FUND   TARGET FUND
                     ----------------------------------------
                       $1,025,030    $1,285,044      $561,041


72 | Annual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)         Trustee         Since 1995         140                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                          company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee         Since July 2005    56                         None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)      Trustee         Since 1995         141                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee         Since 1998         136                        Director, Amerada Hess Corporation
One Franklin Parkway                                                                          (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                      gas), H.J. Heinz Company (processed
                                                                                              foods and allied products), RTI
                                                                                              International Metals, Inc. (manufac-
                                                                                              ture and distribution of titanium),
                                                                                              Canadian National Railway (railroad),
                                                                                              and White Mountains Insurance
                                                                                              Group, Ltd. (holding company).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 73

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee         Since 1995         114                        Director, Center for Creative Land
One Franklin Parkway                                                                          Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)        Trustee         Since 1995         140                        Director, Martek Biosciences
One Franklin Parkway                                                                          Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                      (biotechnology), and Overstock.com
                                                                                              (Internet services); and FORMERLY,
                                                                                              Director, MCI Communication
                                                                                              Corporation (subsequently known as
                                                                                              MCI WorldCom, Inc. and WorldCom,
                                                                                              Inc.) (communications services)
                                                                                              (1988-2002), White Mountains
                                                                                              Insurance Group, Ltd. (holding com-
                                                                                              pany) (1987-2004) and Spacehab,
                                                                                              Inc. (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and     Since 1995         140                        None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940) Trustee,        Trustee since      124                        None
One Franklin Parkway            President and   1995, and
San Mateo, CA 94403-1906        Chief           President and
                                Executive       Chief Executive
                                Officer         Officer -
                                - Investment    Investment
                                Management      Management
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


74 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)          Vice President  Since 1995         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway            Compliance
San Mateo, CA 94403-1906        Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer       Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.          President and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Executive
                                Officer -
                                Finance and
                                Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 75

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)           Secretary       Since October      Not Applicable             Not Applicable
One Franklin Parkway                            2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer of 33 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Legal Counsel, Atlas Advisers, Inc. (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)         Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)        Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                    - AML
Rockefeller Center                Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton
Institutional Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)            Vice President  Since October      Not Applicable             Not Applicable
One Franklin Parkway                            2005
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


76 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief Financial Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.          Officer and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Accounting
                                Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.

      Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE TRUST'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 77

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


78 | Annual Report

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

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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/05                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS A2005 02/06






                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                  DECEMBER 31,2005
--------------------------------------------------------------------------------

                                                  Franklin Templeton
                                                  Corefolio Allocation Fund

                                                  Franklin Templeton
                                                  Founding Funds Allocation Fund

                                                  Franklin Templeton
                                                  Perspectives Allocation Fund

--------------------------------------------------------------------------------
        ANNUAL REPORT AND SHAREHOLDER LETTER      ASSET ALLOCATION
--------------------------------------------------------------------------------
                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                                                     FASTER VIA EMAIL?
                 FRANKLIN TEMPLETON
                FUND ALLOCATOR SERIES                Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com.
                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  TEMPLETON  o  MUTUAL SERIES

                            FRANKLIN TEMPLETON INVESTMENTS

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ......................................................   1

ANNUAL REPORT

Economic and Market Overview ............................................   4

Franklin Templeton Corefolio Allocation Fund ............................   6

Franklin Templeton Founding Funds Allocation Fund .......................  15

Franklin Templeton Perspectives Allocation Fund .........................  25

Financial Highlights and Statements of Investments ......................  35

Financial Statements ....................................................  52

Notes to Financial Statements ...........................................  58

Report of Independent Registered Public Accounting Firm .................  69

Tax Designation .........................................................  70

Board Members and Officers ..............................................  71

Shareholder Information .................................................  76

--------------------------------------------------------------------------------

Annual Report

Economic and Market Overview

During the 12 months ended December 31, 2005, U.S. economic expansion was driven by strength across most industries, sectors and regions. Gross domestic product
(GDP) rose during the period, benefiting primarily from increased personal consumption, business investment and federal spending. The U.S. dollar rallied in 2005, supported by relatively strong domestic economic growth and rising short-term domestic interest rates, as the Federal Reserve Board raised the federal funds target rate from 2.25% to 4.25% during the period. Compared with the rise in short-term interest rates, long-term rates remained relatively stable, supporting overall robust housing and commercial real estate activity, which contributed to economic growth.

Oil prices remained high during the period, and natural gas prices rose during the second half of the period. Despite these high commodity prices, inflation remained relatively contained for the 12 months ended December 31, 2005, as measured by the 2.2% rise for the core Consumer Price Index (CPI).(1) In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a one-year total return of +1.72%, while the broader Standard & Poor's 500 Index (S&P 500) and the technology-heavy NASDAQ Composite Index returned +4.91% and +2.12%.(2)

Outside the U.S., the global economy overcame fears of derailment generated by higher energy costs and advanced at a solid clip during 2005, with Europe surpassing expectations. Excluding the volatile energy and food sectors, inflation remained relatively subdued worldwide.

(1) Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

(2) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

In addition to high energy prices, prices for other commodities such as industrial metals also rose. This contributed to economic growth in countries that are tied to mining and industrial commodities, such as Australia and Canada, and some Asian and Latin American emerging markets. For the 12 months under review, equity markets outside the U.S. performed strongly. The Morgan Stanley Capital International (MSCI) All Country (AC) World ex US Index rose +17.11%.(3) In terms of sectors, energy and materials led equity market performance, and telecommunication services and consumer-related sectors lagged.

(3) Source: Standard & Poor's Micropal. The MSCI AC World ex US Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

                                                               Annual Report | 5

Franklin Templeton Corefolio
Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Corefolio Allocation Fund's annual report for the fiscal year ended December 31, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Corefolio Allocation Fund - Class A posted a +6.63% cumulative total return for the year under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark returned +6.18%.(1) You can find other performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Capital Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 25% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization -weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 75% and MSCI World Index 25%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

      THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS
      (SOI). THE SOI BEGINS ON PAGE 40.


 6 | Annual Report

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the year under review, the Fund's performance benefited most from Mutual Shares Fund - Class Z. Second in terms of performance was Franklin Growth Fund - Advisor Class. However, Franklin Capital Growth Fund - Advisor Class hindered the Fund's overall return relative to its hybrid benchmark.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portion of the portfolio's underlying funds' investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Advisers
Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity                                      74.7%

Primarily Foreign Equity                                       25.2%

Short-Term Investments & Other Net Assets                       0.1%


                                                               Annual Report | 7

Performance Summary as of 12/31/05

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------
CLASS A (SYMBOL: FTCOX)                        CHANGE   12/31/05   12/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         +$ 0.51    $ 12.71    $ 12.20
---------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
---------------------------------------------------------------------------
Dividend Income                    $ 0.1018
---------------------------------------------------------------------------
Short-Term Capital Gain            $ 0.0003
---------------------------------------------------------------------------
Long-Term Capital Gain             $ 0.1898
---------------------------------------------------------------------------
       TOTAL                       $ 0.2919
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS B (SYMBOL: FBCOX)                        CHANGE   12/31/05   12/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         +$ 0.50    $ 12.62    $ 12.12
---------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
---------------------------------------------------------------------------
Dividend Income                    $ 0.0165
---------------------------------------------------------------------------
Short-Term Capital Gain            $ 0.0003
---------------------------------------------------------------------------
Long-Term Capital Gain             $ 0.1898
---------------------------------------------------------------------------
       TOTAL                       $ 0.2066
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS C (SYMBOL: FTCLX)                        CHANGE   12/31/05   12/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         +$ 0.50    $ 12.61    $ 12.11
---------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
---------------------------------------------------------------------------
Dividend Income                    $ 0.0316
---------------------------------------------------------------------------
Short-Term Capital Gain            $ 0.0003
---------------------------------------------------------------------------
Long-Term Capital Gain             $ 0.1898
---------------------------------------------------------------------------
       TOTAL                       $ 0.2217
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                          CHANGE   12/31/05   12/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         +$ 0.51    $ 12.69    $ 12.18
---------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
---------------------------------------------------------------------------
Dividend Income                    $ 0.0755
---------------------------------------------------------------------------
Short-Term Capital Gain            $ 0.0003
---------------------------------------------------------------------------
Long-Term Capital Gain             $ 0.1898
---------------------------------------------------------------------------
       TOTAL                       $ 0.2656
---------------------------------------------------------------------------


8 | Annual Report

---------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                    CHANGE   12/31/05   12/31/04
---------------------------------------------------------------------------
Net Asset Value (NAV)                         +$ 0.52    $ 12.73    $ 12.21
---------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
---------------------------------------------------------------------------
Dividend Income                    $ 0.1397
---------------------------------------------------------------------------
Short-Term Capital Gain            $ 0.0003
---------------------------------------------------------------------------
Long-Term Capital Gain             $ 0.1898
---------------------------------------------------------------------------
       TOTAL                       $ 0.3298
---------------------------------------------------------------------------

Franklin Templeton Corefolio Allocation Fund paid distributions derived from long-term capital gains of 18.98 cents ($0.1898) per share in March 2005. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3)(C).

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------
CLASS A                                        1-YEAR   INCEPTION (8/15/03)
---------------------------------------------------------------------------
Cumulative Total Return(2)                     +6.63%          +32.11%
---------------------------------------------------------------------------
Average Annual Total Return(3)                 +0.53%           +9.66%
---------------------------------------------------------------------------
Value of $10,000 Investment(4)               $10,053          $12,452
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS B                                        1-YEAR   INCEPTION (8/15/03)
---------------------------------------------------------------------------
Cumulative Total Return(2)                     +5.89%          +29.90%
---------------------------------------------------------------------------
Average Annual Total Return(3)                 +1.89%          +10.54%
---------------------------------------------------------------------------
Value of $10,000 Investment(4)               $10,189          $12,690
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS C                                        1-YEAR   INCEPTION (8/15/03)
---------------------------------------------------------------------------
Cumulative Total Return(2)                     +6.02%          +29.94%
---------------------------------------------------------------------------
Average Annual Total Return(3)                 +5.02%          +11.64%
---------------------------------------------------------------------------
Value of $10,000 Investment(4)               $10,502          $12,994
---------------------------------------------------------------------------

---------------------------------------------------------------------------
CLASS R                                        1-YEAR   INCEPTION (8/15/03)
---------------------------------------------------------------------------
Cumulative Total Return(2)                     +6.43%          +31.58%
---------------------------------------------------------------------------
Average Annual Total Return(3)                 +5.43%          +12.23%
---------------------------------------------------------------------------
Value of $10,000 Investment(4)               $10,543          $13,158
---------------------------------------------------------------------------

---------------------------------------------------------------------------
ADVISOR CLASS                                  1-YEAR   INCEPTION (8/15/03)
---------------------------------------------------------------------------
Cumulative Total Return(2)                     +6.93%          +32.94%
---------------------------------------------------------------------------
Average Annual Total Return(3)                 +6.93%          +12.72%
---------------------------------------------------------------------------
Value of $10,000 Investment(4)               $10,693          $13,294
---------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS A                       12/31/05
--------------------------------------
1-Year                          +0.53%
--------------------------------------
Since Inception (8/15/03)       +9.66%
--------------------------------------

CLASS A (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN TEMPLETON
              COREFOLIO ALLOCATION     S&P 500     MSCI WORLD
    DATE         FUND - CLASS A       INDEX(5)      INDEX(5)
 ----------   --------------------   ----------   ----------
  8/15/2003          $ 9,425           $10,000      $10,000
  8/31/2003          $ 9,491           $10,100      $10,113
  9/30/2003          $ 9,369           $ 9,994      $10,177
 10/31/2003          $ 9,783           $10,559      $10,783
 11/30/2003          $ 9,962           $10,651      $10,950
 12/31/2003          $10,457           $11,210      $11,639
  1/31/2004          $10,600           $11,415      $11,829
  2/29/2004          $10,770           $11,574      $12,031
  3/31/2004          $10,637           $11,399      $11,956
  4/30/2004          $10,533           $11,221      $11,718
  5/31/2004          $10,618           $11,374      $11,832
  6/30/2004          $10,884           $11,595      $12,080
  7/31/2004          $10,448           $11,212      $11,689
  8/31/2004          $10,429           $11,257      $11,745
  9/30/2004          $10,600           $11,379      $11,971
 10/31/2004          $10,770           $11,552      $12,267
 11/30/2004          $11,292           $12,020      $12,917
 12/31/2004          $11,677           $12,428      $13,414
  1/31/2005          $11,333           $12,126      $13,114
  2/28/2005          $11,591           $12,381      $13,536
  3/31/2005          $11,439           $12,162      $13,280
  4/30/2005          $11,237           $11,931      $12,999
  5/31/2005          $11,526           $12,310      $13,239
  6/30/2005          $11,546           $12,328      $13,360
  7/31/2005          $11,951           $12,786      $13,830
  8/31/2005          $11,951           $12,670      $13,940
  9/30/2005          $12,067           $12,772      $14,306
 10/31/2005          $11,845           $12,559      $13,962
 11/30/2005          $12,260           $13,034      $14,435
 12/31/2005          $12,452           $13,038      $14,758

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS B                       12/31/05
--------------------------------------
1-Year                          +1.89%
--------------------------------------
Since Inception (8/15/03)      +10.54%
--------------------------------------

CLASS B (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN TEMPLETON
              COREFOLIO ALLOCATION     S&P 500    MSCI WORLD
    DATE         FUND - CLASS B       INDEX(5)     INDEX(5)
 ----------   --------------------   ----------   ----------
  8/15/2003          $10,000           $10,000      $10,000
  8/31/2003          $10,070           $10,100      $10,113
  9/30/2003          $ 9,930           $ 9,994      $10,177
 10/31/2003          $10,360           $10,559      $10,783
 11/30/2003          $10,550           $10,651      $10,950
 12/31/2003          $11,062           $11,210      $11,639
  1/31/2004          $11,203           $11,415      $11,829
  2/29/2004          $11,374           $11,574      $12,031
  3/31/2004          $11,223           $11,399      $11,956
  4/30/2004          $11,113           $11,221      $11,718
  5/31/2004          $11,193           $11,374      $11,832
  6/30/2004          $11,474           $11,595      $12,080
  7/31/2004          $11,002           $11,212      $11,689
  8/31/2004          $10,982           $11,257      $11,745
  9/30/2004          $11,143           $11,379      $11,971
 10/31/2004          $11,324           $11,552      $12,267
 11/30/2004          $11,866           $12,020      $12,917
 12/31/2004          $12,268           $12,428      $13,414
  1/31/2005          $11,893           $12,126      $13,114
  2/28/2005          $12,156           $12,381      $13,536
  3/31/2005          $11,996           $12,162      $13,280
  4/30/2005          $11,781           $11,931      $12,999
  5/31/2005          $12,077           $12,310      $13,239
  6/30/2005          $12,087           $12,328      $13,360
  7/31/2005          $12,506           $12,786      $13,830
  8/31/2005          $12,496           $12,670      $13,940
  9/30/2005          $12,608           $12,772      $14,306
 10/31/2005          $12,373           $12,559      $13,962
 11/30/2005          $12,802           $13,034      $14,435
 12/31/2005          $12,690           $13,038      $14,758


10 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS C                       12/31/05
--------------------------------------
1-Year                          +5.02%
--------------------------------------
Since Inception (8/15/03)      +11.64%
--------------------------------------

CLASS C (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN TEMPLETON
              COREFOLIO ALLOCATION     S&P 500    MSCI WORLD
    DATE         FUND - CLASS C       INDEX(5)     INDEX(5)
 ----------   --------------------   ----------   ----------
  8/15/2003          $10,000           $10,000      $10,000
  8/31/2003          $10,070           $10,100      $10,113
  9/30/2003          $ 9,930           $ 9,994      $10,177
 10/31/2003          $10,360           $10,559      $10,783
 11/30/2003          $10,540           $10,651      $10,950
 12/31/2003          $11,054           $11,210      $11,639
  1/31/2004          $11,194           $11,415      $11,829
  2/29/2004          $11,365           $11,574      $12,031
  3/31/2004          $11,215           $11,399      $11,956
  4/30/2004          $11,104           $11,221      $11,718
  5/31/2004          $11,194           $11,374      $11,832
  6/30/2004          $11,466           $11,595      $12,080
  7/31/2004          $10,993           $11,212      $11,689
  8/31/2004          $10,973           $11,257      $11,745
  9/30/2004          $11,144           $11,379      $11,971
 10/31/2004          $11,315           $11,552      $12,267
 11/30/2004          $11,858           $12,020      $12,917
 12/31/2004          $12,256           $12,428      $13,414
  1/31/2005          $11,892           $12,126      $13,114
  2/28/2005          $12,155           $12,381      $13,536
  3/31/2005          $11,995           $12,162      $13,280
  4/30/2005          $11,770           $11,931      $12,999
  5/31/2005          $12,066           $12,310      $13,239
  6/30/2005          $12,087           $12,328      $13,360
  7/31/2005          $12,495           $12,786      $13,830
  8/31/2005          $12,495           $12,670      $13,940
  9/30/2005          $12,597           $12,772      $14,306
 10/31/2005          $12,362           $12,559      $13,962
 11/30/2005          $12,801           $13,034      $14,435
 12/31/2005          $12,994           $13,038      $14,758

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
CLASS R                       12/31/05
--------------------------------------
1-Year                          +5.43%
--------------------------------------
Since Inception (8/15/03)      +12.23%
--------------------------------------

CLASS R (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN TEMPLETON
              COREFOLIO ALLOCATION     S&P 500    MSCI WORLD
    DATE         FUND - CLASS R       INDEX(5)     INDEX(5)
 ----------   --------------------   ----------   ----------
  8/15/2003          $10,000           $10,000      $10,000
  8/31/2003          $10,070           $10,100      $10,113
  9/30/2003          $ 9,940           $ 9,994      $10,177
 10/31/2003          $10,380           $10,559      $10,783
 11/30/2003          $10,570           $10,651      $10,950
 12/31/2003          $11,096           $11,210      $11,639
  1/31/2004          $11,236           $11,415      $11,829
  2/29/2004          $11,417           $11,574      $12,031
  3/31/2004          $11,267           $11,399      $11,956
  4/30/2004          $11,156           $11,221      $11,718
  5/31/2004          $11,246           $11,374      $11,832
  6/30/2004          $11,528           $11,595      $12,080
  7/31/2004          $11,065           $11,212      $11,689
  8/31/2004          $11,045           $11,257      $11,745
  9/30/2004          $11,216           $11,379      $11,971
 10/31/2004          $11,397           $11,552      $12,267
 11/30/2004          $11,951           $12,020      $12,917
 12/31/2004          $12,363           $12,428      $13,414
  1/31/2005          $11,998           $12,126      $13,114
  2/28/2005          $12,262           $12,381      $13,536
  3/31/2005          $12,111           $12,162      $13,280
  4/30/2005          $11,886           $11,931      $12,999
  5/31/2005          $12,193           $12,310      $13,239
  6/30/2005          $12,213           $12,328      $13,360
  7/31/2005          $12,633           $12,786      $13,830
  8/31/2005          $12,633           $12,670      $13,940
  9/30/2005          $12,756           $12,772      $14,306
 10/31/2005          $12,520           $12,559      $13,962
 11/30/2005          $12,971           $13,034      $14,435
 12/31/2005          $13,158           $13,038      $14,758


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
ADVISOR CLASS                 12/31/05
--------------------------------------
1-Year                          +6.93%
--------------------------------------
Since Inception (8/15/03)      +12.72%
--------------------------------------

ADVISOR CLASS R (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN TEMPLETON
              COREFOLIO ALLOCATION     S&P 500    MSCI WORLD
    DATE      FUND - CLASS ADVISOR    INDEX(5)       INDEX(5)
 ----------   --------------------   ----------   ----------
  8/15/2003          $10,000           $10,000      $10,000
  8/31/2003          $10,070           $10,100      $10,113
  9/30/2003          $ 9,940           $ 9,994      $10,177
 10/31/2003          $10,380           $10,559      $10,783
 11/30/2003          $10,580           $10,651      $10,950
 12/31/2003          $11,102           $11,210      $11,639
  1/31/2004          $11,253           $11,415      $11,829
  2/29/2004          $11,434           $11,574      $12,031
  3/31/2004          $11,293           $11,399      $11,956
  4/30/2004          $11,193           $11,221      $11,718
  5/31/2004          $11,273           $11,374      $11,832
  6/30/2004          $11,565           $11,595      $12,080
  7/31/2004          $11,092           $11,212      $11,689
  8/31/2004          $11,082           $11,257      $11,745
  9/30/2004          $11,263           $11,379      $11,971
 10/31/2004          $11,444           $11,552      $12,267
 11/30/2004          $12,008           $12,020      $12,917
 12/31/2004          $12,432           $12,428      $13,414
  1/31/2005          $12,066           $12,126      $13,114
  2/28/2005          $12,341           $12,381      $13,536
  3/31/2005          $12,190           $12,162      $13,280
  4/30/2005          $11,974           $11,931      $12,999
  5/31/2005          $12,282           $12,310      $13,239
  6/30/2005          $12,313           $12,328      $13,360
  7/31/2005          $12,734           $12,786      $13,830
  8/31/2005          $12,744           $12,670      $13,940
  9/30/2005          $12,867           $12,772      $14,306
 10/31/2005          $12,631           $12,559      $13,962
 11/30/2005          $13,083           $13,034      $14,435
 12/31/2005          $13,294           $13,038      $14,758

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. INVESTING IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1) The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(5) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


12 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                          VALUE 7/1/05     VALUE 12/31/05   PERIOD* 7/1/05-12/31/05
----------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $1,066.30               $3.44
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,021.88               $3.36
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $1,058.90               $6.80
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,018.60               $6.67
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $1,060.20               $6.70
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,018.70               $6.56

----------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $1,064.30               $4.21
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,021.12               $4.13
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Actual                                              $1,000           $1,069.30               $1.62
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000           $1,023.64               $1.58
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.58%; B: 1.23%; C: 1.21%; R: 0.73%; and
      Advisor: 0.23%) multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

Franklin Templeton Founding Funds
Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This annual report for Franklin Templeton Founding Funds Allocation Fund covers the fiscal year ended December 31, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A posted a +6.31% cumulative total return for the year under review. The Fund slightly underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +6.59%.(1) You can find other performance data in the Performance Summary beginning on page 18.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

      THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS
      (SOI). THE SOI BEGINS ON PAGE 46.


                                                              Annual Report | 15

ASSET ALLOCATION
Franklin Templeton Founding Funds
Allocation Fund
Based on Total Net Assets as of 12/31/05

  (THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.)

Primarily Domestic Equity                     33.1%
Domestic Hybrid                               33.2%
Primarily Foreign Equity                      33.3%
Short-Term Investments & Other Net Assets      0.4%

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the year under review, the Fund's performance benefited most from Mutual Shares Fund - Class Z. Second in terms of performance was Templeton Growth Fund
- Advisor Class. However, Franklin Income Fund - Advisor Class hindered the Fund's overall return relative to its hybrid benchmark.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portion of the portfolio's underlying funds' investments in securities with non-U.S. currency exposure.


16 | Annual Report

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Advisers
Franklin Templeton Founding Funds Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 17

Performance Summary as of 12/31/05

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------
CLASS A (SYMBOL: FFALX)                        CHANGE    12/31/05   12/31/04
----------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.22     $ 12.50    $ 12.28
----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------
Dividend Income                   $ 0.3047
----------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0001
----------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.2456
----------------------------------------------------------------------------
         TOTAL                    $ 0.5504
----------------------------------------------------------------------------

----------------------------------------------------------------------------
CLASS B (SYMBOL: FFABX)                        CHANGE    12/31/05   12/31/04
----------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.23     $ 12.46    $ 12.23
----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------
Dividend Income                   $ 0.2123
----------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0001
----------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.2456
----------------------------------------------------------------------------
         TOTAL                    $ 0.4580
----------------------------------------------------------------------------

----------------------------------------------------------------------------
CLASS C (SYMBOL: FFACX)                        CHANGE    12/31/05   12/31/04
----------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.13     $ 12.36    $ 12.23
----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------
Dividend Income                   $ 0.3083
----------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0001
----------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.2456
----------------------------------------------------------------------------
         TOTAL                    $ 0.5540
----------------------------------------------------------------------------

----------------------------------------------------------------------------
CLASS R (SYMBOL: FFARX)                        CHANGE    12/31/05   12/31/04
----------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.22     $ 12.50    $ 12.28
----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------
Dividend Income                   $ 0.2809
----------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0001
----------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.2456
----------------------------------------------------------------------------
         TOTAL                    $ 0.5266
----------------------------------------------------------------------------


18 | Annual Report

----------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FFAAX)                  CHANGE    12/31/05   12/31/04
----------------------------------------------------------------------------
Net Asset Value (NAV)                          +$0.23     $ 12.55    $ 12.32
----------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
----------------------------------------------------------------------------
Dividend Income                   $ 0.3361
----------------------------------------------------------------------------
Short-Term Capital Gain           $ 0.0001
----------------------------------------------------------------------------
Long-Term Capital Gain            $ 0.2456
----------------------------------------------------------------------------
         TOTAL                    $ 0.5818
----------------------------------------------------------------------------

Franklin Templeton Founding Funds Allocation Fund paid distributions derived from long-term capital gains of 24.56 cents ($0.2456) per share in March 2005. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3)(C).

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------
CLASS A                                   1-YEAR         INCEPTION (8/15/03)
----------------------------------------------------------------------------
Cumulative Total Return(2)                +6.31%              +34.74%
----------------------------------------------------------------------------
Average Annual Total Return(3)            +0.19%              +10.57%
----------------------------------------------------------------------------
Value of $10,000 Investment(4)          $10,019              $12,700
----------------------------------------------------------------------------

----------------------------------------------------------------------------
CLASS B                                   1-YEAR         INCEPTION (8/15/03)
----------------------------------------------------------------------------
Cumulative Total Return(2)                +5.58%              +32.77%
----------------------------------------------------------------------------
Average Annual Total Return(3)            +1.58%              +11.58%
----------------------------------------------------------------------------
Value of $10,000 Investment(4)          $10,158              $12,977
----------------------------------------------------------------------------

----------------------------------------------------------------------------
CLASS C                                   1-YEAR         INCEPTION (8/15/03)
----------------------------------------------------------------------------
Cumulative Total Return(2)                +5.63%              +32.72%
----------------------------------------------------------------------------
Average Annual Total Return(3)            +4.63%              +12.64%
----------------------------------------------------------------------------
Value of $10,000 Investment(4)          $10,463              $13,272
----------------------------------------------------------------------------

----------------------------------------------------------------------------
CLASS R                                   1-YEAR         INCEPTION (8/15/03)
----------------------------------------------------------------------------
Cumulative Total Return(2)                +6.12%              +34.44%
----------------------------------------------------------------------------
Average Annual Total Return(3)            +5.12%              +13.25%
----------------------------------------------------------------------------
Value of $10,000 Investment(4)          $10,512              $13,444
----------------------------------------------------------------------------

----------------------------------------------------------------------------
ADVISOR CLASS                             1-YEAR         INCEPTION (8/15/03)
----------------------------------------------------------------------------
Cumulative Total Return(2)                +6.63%              +35.89%
----------------------------------------------------------------------------
Average Annual Total Return(3)            +6.63%              +13.76%
----------------------------------------------------------------------------
Value of $10,000 Investment(4)          $10,663              $13,589
----------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                              Annual Report | 19

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS A                            12/31/05
-------------------------------------------
1-Year                               +0.19%
-------------------------------------------
Since Inception (8/15/03)           +10.57%
-------------------------------------------

CLASS A (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              FRANKLIN TEMPLETON FOUNDING           S&P 500      MSCI WORLD
   DATE      FUNDS ALLOCATION FUND - CLASS A        INDEX(5)      INDEX(5)
----------   -------------------------------     -------------   ----------
 8/15/2003               $ 9,425                    $10,000        $10,000
 8/31/2003               $ 9,463                    $10,100        $10,113
 9/30/2003               $ 9,519                    $ 9,994        $10,177
10/31/2003               $ 9,811                    $10,559        $10,783
11/30/2003               $10,019                    $10,651        $10,950
12/31/2003               $10,517                    $11,210        $11,639
 1/31/2004               $10,650                    $11,415        $11,829
 2/29/2004               $10,850                    $11,574        $12,031
 3/31/2004               $10,774                    $11,399        $11,956
 4/30/2004               $10,631                    $11,221        $11,718
 5/31/2004               $10,641                    $11,374        $11,832
 6/30/2004               $10,802                    $11,595        $12,080
 7/31/2004               $10,650                    $11,212        $11,689
 8/31/2004               $10,783                    $11,257        $11,745
 9/30/2004               $10,954                    $11,379        $11,971
10/31/2004               $11,135                    $11,552        $12,267
11/30/2004               $11,610                    $12,020        $12,917
12/31/2004               $11,945                    $12,428        $13,414
 1/31/2005               $11,693                    $12,126        $13,114
 2/28/2005               $12,082                    $12,381        $13,536
 3/31/2005               $11,903                    $12,162        $13,280
 4/30/2005               $11,727                    $11,931        $12,999
 5/31/2005               $11,903                    $12,310        $13,239
 6/30/2005               $12,119                    $12,328        $13,360
 7/31/2005               $12,404                    $12,786        $13,830
 8/31/2005               $12,473                    $12,670        $13,940
 9/30/2005               $12,601                    $12,772        $14,306
10/31/2005               $12,237                    $12,559        $13,962
11/30/2005               $12,404                    $13,034        $14,435
12/31/2005               $12,700                    $13,038        $14,758

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS B                            12/31/05
-------------------------------------------
1-Year                               +1.58%
-------------------------------------------
Since Inception (8/15/03)           +11.58%
-------------------------------------------

CLASS B (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN TEMPLETON FOUNDING          S&P 500      MSCI WORLD
   DATE      FUNDS ALLOCATION FUND - CLASS B        INDEX(5)      INDEX(5)
----------   -------------------------------     -------------   ----------
 8/15/2003               $10,000                    $10,000        $10,000
 8/31/2003               $10,040                    $10,100        $10,113
 9/30/2003               $10,090                    $ 9,994        $10,177
10/31/2003               $10,400                    $10,559        $10,783
11/30/2003               $10,610                    $10,651        $10,950
12/31/2003               $11,128                    $11,210        $11,639
 1/31/2004               $11,279                    $11,415        $11,829
 2/29/2004               $11,470                    $11,574        $12,031
 3/31/2004               $11,390                    $11,399        $11,956
 4/30/2004               $11,229                    $11,221        $11,718
 5/31/2004               $11,229                    $11,374        $11,832
 6/30/2004               $11,400                    $11,595        $12,080
 7/31/2004               $11,239                    $11,212        $11,689
 8/31/2004               $11,360                    $11,257        $11,745
 9/30/2004               $11,541                    $11,379        $11,971
10/31/2004               $11,722                    $11,552        $12,267
11/30/2004               $12,216                    $12,020        $12,917
12/31/2004               $12,576                    $12,428        $13,414
 1/31/2005               $12,298                    $12,126        $13,114
 2/28/2005               $12,689                    $12,381        $13,536
 3/31/2005               $12,501                    $12,162        $13,280
 4/30/2005               $12,303                    $11,931        $12,999
 5/31/2005               $12,490                    $12,310        $13,239
 6/30/2005               $12,708                    $12,328        $13,360
 7/31/2005               $12,998                    $12,786        $13,830
 8/31/2005               $13,061                    $12,670        $13,940
 9/30/2005               $13,185                    $12,772        $14,306
10/31/2005               $12,801                    $12,559        $13,962
11/30/2005               $12,967                    $13,034        $14,435
12/31/2005               $12,977                    $13,038        $14,758


20 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS C                            12/31/05
-------------------------------------------
1-Year                               +4.63%
-------------------------------------------
Since Inception (8/15/03)           +12.64%
-------------------------------------------

CLASS C (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN TEMPLETON FOUNDING          S&P 500      MSCI WORLD
   DATE      FUNDS ALLOCATION FUND - CLASS C        INDEX(5)      INDEX(5)
----------   -------------------------------     -------------   ----------
 8/15/2003               $10,000                    $10,000        $10,000
 8/31/2003               $10,040                    $10,100        $10,113
 9/30/2003               $10,090                    $ 9,994        $10,177
10/31/2003               $10,390                    $10,559        $10,783
11/30/2003               $10,610                    $10,651        $10,950
12/31/2003               $11,129                    $11,210        $11,639
 1/31/2004               $11,270                    $11,415        $11,829
 2/29/2004               $11,471                    $11,574        $12,031
 3/31/2004               $11,391                    $11,399        $11,956
 4/30/2004               $11,229                    $11,221        $11,718
 5/31/2004               $11,229                    $11,374        $11,832
 6/30/2004               $11,401                    $11,595        $12,080
 7/31/2004               $11,240                    $11,212        $11,689
 8/31/2004               $11,360                    $11,257        $11,745
 9/30/2004               $11,542                    $11,379        $11,971
10/31/2004               $11,723                    $11,552        $12,267
11/30/2004               $12,216                    $12,020        $12,917
12/31/2004               $12,565                    $12,428        $13,414
 1/31/2005               $12,298                    $12,126        $13,114
 2/28/2005               $12,688                    $12,381        $13,536
 3/31/2005               $12,500                    $12,162        $13,280
 4/30/2005               $12,303                    $11,931        $12,999
 5/31/2005               $12,490                    $12,310        $13,239
 6/30/2005               $12,697                    $12,328        $13,360
 7/31/2005               $12,998                    $12,786        $13,830
 8/31/2005               $13,060                    $12,670        $13,940
 9/30/2005               $13,185                    $12,772        $14,306
10/31/2005               $12,801                    $12,559        $13,962
11/30/2005               $12,967                    $13,034        $14,435
12/31/2005               $13,272                    $13,038        $14,758

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
CLASS R                            12/31/05
-------------------------------------------
1-Year                               +5.12%
-------------------------------------------
Since Inception (8/15/03)           +13.25%
-------------------------------------------

CLASS R (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               FRANKLIN TEMPLETON FOUNDING          S&P 500      MSCI WORLD
   DATE      FUNDS ALLOCATION FUND - CLASS R        INDEX(5)      INDEX(5)
----------   -------------------------------     -------------   ----------
 8/15/2003               $10,000                    $10,000        $10,000
 8/31/2003               $10,040                    $10,100        $10,113
 9/30/2003               $10,100                    $ 9,994        $10,177
10/31/2003               $10,410                    $10,559        $10,783
11/30/2003               $10,630                    $10,651        $10,950
12/31/2003               $11,168                    $11,210        $11,639
 1/31/2004               $11,319                    $11,415        $11,829
 2/29/2004               $11,521                    $11,574        $12,031
 3/31/2004               $11,440                    $11,399        $11,956
 4/30/2004               $11,279                    $11,221        $11,718
 5/31/2004               $11,289                    $11,374        $11,832
 6/30/2004               $11,471                    $11,595        $12,080
 7/31/2004               $11,309                    $11,212        $11,689
 8/31/2004               $11,440                    $11,257        $11,745
 9/30/2004               $11,622                    $11,379        $11,971
10/31/2004               $11,803                    $11,552        $12,267
11/30/2004               $12,307                    $12,020        $12,917
12/31/2004               $12,668                    $12,428        $13,414
 1/31/2005               $12,400                    $12,126        $13,114
 2/28/2005               $12,803                    $12,381        $13,536
 3/31/2005               $12,624                    $12,162        $13,280
 4/30/2005               $12,426                    $11,931        $12,999
 5/31/2005               $12,614                    $12,310        $13,239
 6/30/2005               $12,843                    $12,328        $13,360
 7/31/2005               $13,145                    $12,786        $13,830
 8/31/2005               $13,207                    $12,670        $13,940
 9/30/2005               $13,343                    $12,772        $14,306
10/31/2005               $12,957                    $12,559        $13,962
11/30/2005               $13,134                    $13,034        $14,435
12/31/2005               $13,444                    $13,038        $14,758


                                                              Annual Report | 21

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------
ADVISOR CLASS                      12/31/05
-------------------------------------------
1-Year                               +6.63%
-------------------------------------------
Since Inception (8/15/03)           +13.76%
-------------------------------------------

ADVISOR CLASS (8/15/03-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             FRANKLIN TEMPLETON FOUNDING FUNDS      S&P 500      MSCI WORLD
   DATE       ALLOCATION FUND - CLASS ADVISOR       INDEX(5)      INDEX(5)
----------   ---------------------------------   -------------   ----------
 8/15/2003                $10,000                   $10,000        $10,000
 8/31/2003                $10,040                   $10,100        $10,113
 9/30/2003                $10,100                   $ 9,994        $10,177
10/31/2003                $10,420                   $10,559        $10,783
11/30/2003                $10,640                   $10,651        $10,950
12/31/2003                $11,175                   $11,210        $11,639
 1/31/2004                $11,326                   $11,415        $11,829
 2/29/2004                $11,538                   $11,574        $12,031
 3/31/2004                $11,457                   $11,399        $11,956
 4/30/2004                $11,306                   $11,221        $11,718
 5/31/2004                $11,326                   $11,374        $11,832
 6/30/2004                $11,508                   $11,595        $12,080
 7/31/2004                $11,346                   $11,212        $11,689
 8/31/2004                $11,477                   $11,257        $11,745
 9/30/2004                $11,669                   $11,379        $11,971
10/31/2004                $11,861                   $11,552        $12,267
11/30/2004                $12,375                   $12,020        $12,917
12/31/2004                $12,744                   $12,428        $13,414
 1/31/2005                $12,475                   $12,126        $13,114
 2/28/2005                $12,889                   $12,381        $13,536
 3/31/2005                $12,710                   $12,162        $13,280
 4/30/2005                $12,511                   $11,931        $12,999
 5/31/2005                $12,710                   $12,310        $13,239
 6/30/2005                $12,940                   $12,328        $13,360
 7/31/2005                $13,253                   $12,786        $13,830
 8/31/2005                $13,326                   $12,670        $13,940
 9/30/2005                $13,472                   $12,772        $14,306
10/31/2005                $13,086                   $12,559        $13,962
11/30/2005                $13,263                   $13,034        $14,435
12/31/2005                $13,589                   $13,038        $14,758

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTER EST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(5) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


22 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                       VALUE 7/1/05     VALUE 12/31/05   PERIOD* 7/1/05-12/31/05
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,063.10              $3.02
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,022.28              $2.96
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,055.80              $6.37
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.00              $6.26
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,056.30              $6.22
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.16              $6.11
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,061.20              $3.79
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,021.53              $3.72
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,066.30              $1.20
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,024.05              $1.17
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.54%; B: 1.19%; C: 1.16%; R: 0.69%; and
      Advisor: 0.19%) multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


24 | Annual Report

Franklin Templeton Perspectives
Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------

ASSET ALLOCATION
Franklin Templeton Perspectives Allocation Fund
Based on Total Net Assets as of 12/31/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ..........................  65.9%
Primarily Foreign Equity ...........................  32.8%
Short-Term Investments & Other Net Assets ..........   1.3%

--------------------------------------------------------------------------------
We are pleased to bring you Franklin Templeton Perspectives Allocation Fund's annual report for the fiscal year ended December 31, 2005.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A posted a +7.93% cumulative total return for the year under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the hybrid benchmark's total return was +6.59%.(1) You can find other performance data in the Performance Summary beginning on page 28.

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

      THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS
      (SOI). THE SOI BEGINS ON PAGE 51.


                                                              Annual Report | 25

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the year under review, the Fund's performance benefited most from Mutual Shares Fund - Class Z's positive results. Second in terms of performance was Templeton Growth Fund - Advisor Class. However, Franklin Flex Cap Growth Fund - Advisor Class hindered the Fund's overall return relative to its hybrid benchmark.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portion of the portfolio's underlying funds' investments in securities with non-U.S. currency exposure.


26 | Annual Report

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]

/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Advisers
Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

Performance Summary as of 12/31/05

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FPAAX)                             CHANGE   12/31/05   12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.60     $11.79     $11.19
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                           $0.1298
--------------------------------------------------------------------------------
Long-Term Capital Gain                    $0.1550
--------------------------------------------------------------------------------
      TOTAL                               $0.2848
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C (SYMBOL: FPCAX)                             CHANGE   12/31/05   12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.56     $11.74     $11.18
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                           $0.0895
--------------------------------------------------------------------------------
Long-Term Capital Gain                    $0.1550
--------------------------------------------------------------------------------
      TOTAL                               $0.2445
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                               CHANGE   12/31/05   12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.61     $11.79     $11.18
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                           $0.1109
--------------------------------------------------------------------------------
Long-Term Capital Gain                    $0.1550
--------------------------------------------------------------------------------
      TOTAL                               $0.2659
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                         CHANGE   12/31/05   12/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.62     $11.81     $11.19
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-12/31/05)
--------------------------------------------------------------------------------
Dividend Income                           $0.1526
--------------------------------------------------------------------------------
Long-Term Capital Gain                    $0.1550
--------------------------------------------------------------------------------
      TOTAL                               $0.3076
--------------------------------------------------------------------------------

Franklin Templeton Perspectives Allocation Fund paid distributions derived from long-term capital gains of 15.50 cents ($0.1550) per share in March 2005. The Fund designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3)(C).


28 | Annual Report

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
CLASS A                                              1-YEAR   INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                            +7.93%         +21.88%
--------------------------------------------------------------------------------
Average Annual Total Return(3)                        +1.75%         +10.31%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                     $ 10,175        $ 11,488
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS C                                               1-YEAR  INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                            +7.22%         +20.80%
--------------------------------------------------------------------------------
Average Annual Total Return(3)                        +6.22%         +14.30%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                     $ 10,622        $ 12,080
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS R                                               1-YEAR  INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                            +7.86%         +21.68%
--------------------------------------------------------------------------------
Average Annual Total Return(3)                        +6.86%         +14.22%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                     $ 10,686        $ 12,068
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADVISOR CLASS                                         1-YEAR  INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                            +8.31%         +22.41%
--------------------------------------------------------------------------------
Average Annual Total Return(3)                        +8.31%         +15.37%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                     $ 10,831        $ 12,241
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                              Annual Report | 29

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT(1)

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS A                      12/31/05
-------------------------------------
1-Year                         +1.75%
-------------------------------------
Since Inception (8/2/04)      +10.31%
-------------------------------------

CLASS A (8/2/04-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           FRANKLIN TEMPLETON
                         PERSPECTIVES ALLOCATION       S&P 500     MSCI WORLD
       DATE                  FUND - CLASS A           INDEX(5)      INDEX(5)
    ----------        ----------------------------    --------     ----------
      8/2/2004                   $ 9,425               $10,000      $10,000
     8/31/2004                   $ 9,510               $10,040      $10,048
     9/30/2004                   $ 9,670               $10,149      $10,241
    10/31/2004                   $ 9,840               $10,304      $10,494
    11/30/2004                   $10,311               $10,721      $11,050
    12/31/2004                   $10,643               $11,085      $11,475
     1/31/2005                   $10,367               $10,815      $11,219
     2/28/2005                   $10,681               $11,043      $11,580
     3/31/2005                   $10,519               $10,847      $11,361
     4/30/2005                   $10,328               $10,642      $11,120
     5/31/2005                   $10,566               $10,980      $11,326
     6/30/2005                   $10,624               $10,996      $11,429
     7/31/2005                   $10,958               $11,404      $11,831
     8/31/2005                   $11,006               $11,300      $11,926
     9/30/2005                   $11,168               $11,392      $12,239
    10/31/2005                   $10,910               $11,202      $11,944
    11/30/2005                   $11,273               $11,625      $12,349
    12/31/2005                   $11,488               $11,629      $12,626


AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS C                      12/31/05
-------------------------------------
1-Year                         +6.22%
-------------------------------------
Since Inception (8/2/04)      +14.30%
-------------------------------------

CLASS C (8/2/04-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           FRANKLIN TEMPLETON
                         PERSPECTIVES ALLOCATION       S&P 500     MSCI WORLD
       DATE                  FUND - CLASS C           INDEX(5)      INDEX(5)
    ----------        ----------------------------    --------     ----------
      8/2/2004                   $10,000               $10,000      $10,000
     8/31/2004                   $10,090               $10,040      $10,048
     9/30/2004                   $10,250               $10,149      $10,241
    10/31/2004                   $10,430               $10,304      $10,494
    11/30/2004                   $10,910               $10,721      $11,050
    12/31/2004                   $11,266               $11,085      $11,475
     1/31/2005                   $10,964               $10,815      $11,219
     2/28/2005                   $11,286               $11,043      $11,580
     3/31/2005                   $11,115               $10,847      $11,361
     4/30/2005                   $10,902               $10,642      $11,120
     5/31/2005                   $11,155               $10,980      $11,326
     6/30/2005                   $11,206               $10,996      $11,429
     7/31/2005                   $11,550               $11,404      $11,831
     8/31/2005                   $11,591               $11,300      $11,926
     9/30/2005                   $11,763               $11,392      $12,239
    10/31/2005                   $11,479               $11,202      $11,944
    11/30/2005                   $11,854               $11,625      $12,349
    12/31/2005                   $12,080               $11,629      $12,626


30 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
CLASS R                      12/31/05
-------------------------------------
1-Year                         +6.86%
-------------------------------------
Since Inception (8/2/04)      +14.22%
-------------------------------------

CLASS R (8/2/04-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           FRANKLIN TEMPLETON
                         PERSPECTIVES ALLOCATION       S&P 500     MSCI WORLD
       DATE                  FUND - CLASS R           INDEX(5)      INDEX(5)
    ----------        ----------------------------    --------     ----------
      8/2/2004                   $10,000               $10,000      $10,000
     8/31/2004                   $10,080               $10,040      $10,048
     9/30/2004                   $10,250               $10,149      $10,241
    10/31/2004                   $10,440               $10,304      $10,494
    11/30/2004                   $10,930               $10,721      $11,050
    12/31/2004                   $11,281               $11,085      $11,475
     1/31/2005                   $10,989               $10,815      $11,219
     2/28/2005                   $11,322               $11,043      $11,580
     3/31/2005                   $11,159               $10,847      $11,361
     4/30/2005                   $10,946               $10,642      $11,120
     5/31/2005                   $11,199               $10,980      $11,326
     6/30/2005                   $11,260               $10,996      $11,429
     7/31/2005                   $11,605               $11,404      $11,831
     8/31/2005                   $11,655               $11,300      $11,926
     9/30/2005                   $11,828               $11,392      $12,239
    10/31/2005                   $11,554               $11,202      $11,944
    11/30/2005                   $11,939               $11,625      $12,349
    12/31/2005                   $12,068               $11,629      $12,626

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
ADVISOR CLASS                12/31/05
-------------------------------------
1-Year                         +8.31%
-------------------------------------
Since Inception (8/2/04)      +15.37%
-------------------------------------

ADVISOR CLASS (8/2/04-12/31/05)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        FRANKLIN TEMPLETON
                      PERSPECTIVES ALLOCATION      S&P 500    MSCI WORLD
       DATE             FUND - CLASS ADVISOR      INDEX(5)     INDEX(5)
    ----------        -----------------------     --------    ----------
      8/2/2004                 $10,000             $10,000      $10,000
     8/31/2004                 $10,090             $10,040      $10,048
     9/30/2004                 $10,260             $10,149      $10,241
    10/31/2004                 $10,450             $10,304      $10,494
    11/30/2004                 $10,950             $10,721      $11,050
    12/31/2004                 $11,301             $11,085      $11,475
     1/31/2005                 $11,008             $10,815      $11,219
     2/28/2005                 $11,341             $11,043      $11,580
     3/31/2005                 $11,178             $10,847      $11,361
     4/30/2005                 $10,975             $10,642      $11,120
     5/31/2005                 $11,239             $10,980      $11,326
     6/30/2005                 $11,300             $10,996      $11,429
     7/31/2005                 $11,655             $11,404      $11,831
     8/31/2005                 $11,705             $11,300      $11,926
     9/30/2005                 $11,888             $11,392      $12,239
    10/31/2005                 $11,614             $11,202      $11,944
    11/30/2005                 $12,010             $11,625      $12,349
    12/31/2005                 $12,241             $11,629      $12,626


                                                              Annual Report | 31

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. FRANKLIN FLEX CAP GROWTH FUND NORMALLY INVESTS A MAJORITY OF ITS ASSETS IN SECURITIES LINKED TO THE STATE OF CALIFORNIA, WHICH MAY INVOLVE INCREASED VOLATILITY ASSOCIATED WITH ECONOMIC OR REGULATORY DEVELOPMENTS IN THE STATE. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS THAN CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1) The Fund's manager and administrator have agreed in advance to waive all or a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The manager and administrator may end this arrangement at any time.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable maximum sales charge.

(5) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


32 | Annual Report

Your Fund's Expenses

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 33

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 7/1/05      VALUE 12/31/05    PERIOD* 7/1/05-12/31/05
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,079.30                $2.41
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.89                $2.35
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,072.20                $5.80
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,019.61                $5.65
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,078.60                $3.20
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,022.13                $3.11
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,083.10                $0.58
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,024.65                $0.56
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.46%; C: 1.11%; R: 0.61%; and Advisor:
      0.11%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


34 | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,          JULY 31,
CLASS A                                                          2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.20      $      11.02       $   10.00
                                                             ---------------------------------------------------

Income from investment operations:

   Net investment income(a,b) ............................           0.09              0.09            0.01

   Net realized and unrealized gains (losses) ............           0.71              1.21            1.07(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.80              1.30            1.08
                                                             ---------------------------------------------------

Less distributions from:

   Net investment income .................................          (0.10)            (0.07)             --

   Tax return of capital .................................             --                --           (0.06)

   Net realized gains (losses) ...........................          (0.19)            (0.05)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.29)            (0.12)          (0.06)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.71      $      12.20       $   11.02
                                                             ===================================================

Total return(c) ..........................................           6.63%            11.77%          10.85%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $    353,016      $    238,564       $ 157,792

Ratios to average net assets:

   Expenses(d) ...........................................           0.66%             0.68%(g)        0.74%(g)

   Expenses net of waiver and payments by affiliate(d) ...           0.58%             0.68%(g)        0.47%(g)

   Net investment income (loss)(b) .......................           0.72%             1.86%(g)        0.14%(g)

Portfolio turnover rate ..................................           2.49%             1.02%           0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                         Annual Report | See notes to financial statements. | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
CLASS B                                                          2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.12      $      10.95       $   10.00
                                                             ---------------------------------------------------

Income from investment operations:

   Net investment income (loss)(a,b) .....................           0.01              0.06           (0.06)

   Net realized and unrealized gains (losses) ............           0.70              1.20            1.06(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.71              1.26            1.00
                                                             ---------------------------------------------------
Less distributions from:

   Net investment income .................................          (0.02)            (0.04)             --

   Tax return of capital .................................             --                --           (0.05)

   Net realized gains (losses) ...........................          (0.19)            (0.05)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.21)            (0.09)          (0.05)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.62      $      12.12       $   10.95
                                                             ===================================================

Total return(c) ..........................................           5.89%            11.50%          10.02%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $     71,496      $     66,562       $  44,297

Ratios to average net assets:

   Expenses(d) ...........................................           1.31%             1.33%(g)        1.39%(g)

   Expenses net of waiver and payments by affiliate(d) ...           1.23%             1.33%(g)        1.12%(g)

   Net investment income (loss)(b) .......................           0.07%             1.21%(g)       (0.51)%(g)

Portfolio turnover rate ..................................           2.49%             1.02%           0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


36 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
CLASS C                                                          2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.11      $      10.94       $   10.00
                                                             ---------------------------------------------------
Income from investment operations:

   Net investment income(a,b) ............................           0.01              0.06            0.05

   Net realized and unrealized gains (losses) ............           0.71              1.20            1.04(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.72              1.26            0.99
                                                             ---------------------------------------------------

Less distributions from:

   Net investment income .................................          (0.03)            (0.04)             --

   Tax return of capital .................................             --                --           (0.05)

   Net realized gains (losses) ...........................          (0.19)            (0.05)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.22)            (0.09)          (0.05)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.61      $      12.11       $   10.94
                                                             ===================================================

Total return(c) ..........................................           6.02%            11.49%           9.93%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $    132,459      $     96,487       $  73.272

Ratios to average net assets:

   Expenses(d) ...........................................           1.29%             1.33%(g)        1.39%(g)

   Expenses net of waiver and payments by affiliate(d) ...           1.21%             1.33%(g)        1.12%(g)

   Net investment income (loss)(b) .......................           0.09%             1.21%(g)       (0.51)%(g)

Portfolio turnover rate                                              2.49%             1.02%           0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                         Annual Report | See notes to financial statements. | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
CLASS R                                                          2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.18      $      11.00       $   10.00
                                                             ---------------------------------------------------
Income from investment operations:

   Net investment income (loss)(a,b) .....................           0.05              0.08           (0.02)

   Net realized and unrealized gains (losses) ............           0.73              1.21            1.08(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.78              1.29            1.06
                                                             ---------------------------------------------------

Less distributions from:

   Net investment income .................................          (0.08)            (0.06)             --

   Tax return of capital .................................             --                --           (0.06)

   Net realized gains (losses) ...........................          (0.19)            (0.05)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.27)            (0.11)          (0.06)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.69      $      12.18       $   11.00
                                                             ===================================================

Total return(c) ..........................................           6.43%            11.73%          10.65%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $      2,190      $      1,944       $   1,408

Ratios to average net assets:

   Expenses(d) ...........................................           0.81%             0.83%(g)        0.89%(g)

   Expenses net of waiver and payments by affiliate(d) ...           0.73%             0.83%(g)        0.62%(g)

   Net investment income (loss)(b) .......................           0.57%             1.71%(g)       (0.01)%(g)

Portfolio turnover rate ..................................           2.49%             1.02%           0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


38 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
ADVISOR CLASS                                                    2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.21      $      11.02       $   10.00
                                                             ---------------------------------------------------
Income from investment operations:

   Net investment income(a,b) ............................           0.13              0.11            0.04

   Net realized and unrealized gains (losses) ............           0.72              1.21            1.05(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.85              1.32            1.09
                                                             ---------------------------------------------------

Less distributions from:

   Net investment income .................................          (0.14)            (0.08)             --

   Tax return of capital .................................             --                --           (0.07)

   Net realized gains (losses) ...........................          (0.19)            (0.05)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.33)            (0.13)          (0.07)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.73      $      12.21       $   11.02
                                                             ===================================================

Total return(c) ..........................................           6.93%            12.09%          10.92%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $      2,792      $      2,097       $   1,181

Ratios to average net assets:

   Expenses(d) ...........................................           0.31%             0.33%(g)        0.39%(g)

   Expenses net of waiver and payments by affiliate(d) ...           0.23%             0.33%(g)        0.12%(g)

   Net investment income (loss)(b) .......................           1.07%             2.21%(g)        0.49%(g)

Portfolio turnover rate ..................................           2.49%             1.02%           0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.76% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                         Annual Report | See notes to financial statements. | 39

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                          SHARES          VALUE
---------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS(a)
   LONG TERM INVESTMENTS 99.9%
   DOMESTIC EQUITY 74.7%
   Franklin Capital Growth Fund, Advisor Class .....................   12,387,061   $   138,982,828
   Franklin Growth Fund, Advisor Class .............................    3,840,312       140,401,793
   Mutual Shares Fund, Class Z .....................................    5,861,386       140,380,205
                                                                                    ---------------
                                                                                        419,764,826
                                                                                    ---------------

   FOREIGN EQUITY 25.2%
   Templeton Growth Fund, Inc., Advisor Class ......................    6,154,896       141,254,871
                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $510,216,397) .................                    561,019,697
                                                                                    ---------------
   SHORT TERM INVESTMENTS (COST $654,399) 0.1%
   MONEY FUND 0.1%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ...      654,399           654,399
                                                                                    ---------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS
      (COST $510,870,796) 100.0% ...................................                    561,674,096

   OTHER ASSETS, LESS LIABILITIES 0.0%(b) ..........................                        278,429
                                                                                    ---------------
   NET ASSETS 100.0% ...............................................                $   561,952,525
                                                                                    ===============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Rounds to less than 0.05% of net assets.


40 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
CLASS A                                                          2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.28      $      11.21       $   10.00
                                                             ---------------------------------------------------
Income from investment operations:

   Net investment income(a,b) ............................           0.37              0.22            0.23

   Net realized and unrealized gains (losses) ............           0.40              1.14            1.07(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.77              1.36            1.30
                                                             ---------------------------------------------------

Less distributions from:

   Net investment income .................................          (0.30)            (0.23)          (0.09)

   Net realized gains (losses) ...........................          (0.25)            (0.06)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.55)            (0.29)          (0.09)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.50      $      12.28       $   11.21
                                                             ===================================================

Total return(c) ..........................................           6.31%            12.16%          13.00%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $  4,051,695      $  1,640,876       $ 882,175

Ratios to average net assets:

   Expenses(d) ...........................................           0.58%             0.60%(g)        0.61%(g)

   Expenses net of waiver and payments by affiliate(d) ...           0.54%             0.60%(g)        0.49%(g)

   Net investment income(b) ..............................           2.98%             4.48%(g)        2.16%(g)

Portfolio turnover rate ..................................           0.74%             0.37%           0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.


                         Annual Report | See notes to financial statements. | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
CLASS B                                                          2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.23      $      11.16       $   10.00
                                                             ---------------------------------------------------
Income from investment operations:

   Net investment income(a,b) ............................           0.26              0.19            0.16

   Net realized and unrealized gains (losses) ............           0.43              1.13            1.08(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.69              1.32            1.24
                                                             ---------------------------------------------------
Less distributions from:

   Net investment income .................................          (0.21)            (0.19)          (0.08)

   Net realized gains (losses) ...........................          (0.25)            (0.06)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.46)            (0.25)          (0.08)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.46      $      12.23       $   11.16
                                                             ===================================================

Total return(c) ..........................................           5.58%            11.90%          12.39%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $    688,590      $    612,553       $ 357,282

Ratios to average net assets:

   Expenses(d) ...........................................           1.23%             1.25%(g)        1.26%(g)

   Expenses net of waiver and payments by affiliate(d) ...           1.19%             1.25%(g)        1.14%(g)

   Net investment income(b) ..............................           2.33%             3.83%(g)        1.51%(g)

Portfolio turnover rate ..................................           0.74%             0.37%           0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.


42 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
CLASS C                                                          2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.23      $      11.16       $   10.00
                                                             ---------------------------------------------------
Income from investment operations:

   Net investment income(a,b) ............................           0.29              0.19            0.17

   Net realized and unrealized gains (losses) ............           0.39              1.13            1.07(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.68              1.32            1.24
                                                             ---------------------------------------------------

Less distributions from:

   Net investment income .................................          (0.30)            (0.19)          (0.08)

   Net realized gains (losses) ...........................          (0.25)            (0.06)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.55)            (0.25)          (0.08)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.36      $      12.23       $   11.16
                                                             ===================================================

Total return(c) ..........................................           5.63%            11.79%          12.40%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $  2,075,041      $    927,786       $ 535,778

Ratios to average net assets:

   Expenses(d) ...........................................           1.20%             1.25%(g)        1.26%(g)

   Expenses net of waiver and payments by affiliate(d) ...           1.16%             1.25%(g)        1.14%(g)

   Net investment income(b) ..............................           2.36%             3.83%(g)        1.51%(g)

Portfolio turnover rate ..................................           0.74%             0.37%           0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.


                         Annual Report | See notes to financial statements. | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
CLASS R                                                          2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.28      $      11.22       $   10.00
                                                             ---------------------------------------------------
Income from investment operations:

   Net investment income(a,b) ............................           0.33              0.22            0.20

   Net realized and unrealized gains (losses) ............           0.42              1.13            1.11(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.75              1.35            1.31
                                                             ---------------------------------------------------
Less distributions from:

   Net investment income .................................          (0.28)            (0.23)          (0.09)

   Net realized gains (losses) ...........................          (0.25)            (0.06)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.53)            (0.29)          (0.09)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.50      $      12.28       $   11.22
                                                             ===================================================

Total return(c) ..........................................           6.12%            12.02%          13.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $     17,247      $     12,101       $   5,225

Ratios to average net assets:

   Expenses(d) ...........................................           0.73%             0.75%(g)        0.76%(g)

   Expenses net of waiver and payments by affiliate(d) ...           0.69%             0.75%(g)        0.64%(g)

   Net investment income(b) ..............................           2.83%             4.33%(g)        2.01%(g)

Portfolio turnover rate ..................................           0.74%             0.37%           0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.

44| See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                             ---------------------------------------------------
                                                              YEAR ENDED                PERIOD ENDED
                                                             DECEMBER 31,      DECEMBER 31,         JULY 31,
ADVISOR CLASS                                                    2005             2004(f)            2004(h)
                                                             ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      12.32      $      11.25       $   10.00
                                                             ---------------------------------------------------
Income from investment operations:

   Net investment income(a,b) ............................           0.39              0.24            0.25

   Net realized and unrealized gains (losses) ............           0.42              1.14            1.09(i)
                                                             ---------------------------------------------------
Total from investment operations .........................           0.81              1.38            1.34
                                                             ---------------------------------------------------
Less distributions from:

   Net investment income .................................          (0.33)            (0.25)          (0.09)

   Net realized gains (losses) ...........................          (0.25)            (0.06)             --
                                                             ---------------------------------------------------
Total distributions ......................................          (0.58)            (0.31)          (0.09)
                                                             ---------------------------------------------------
Redemption fees ..........................................             --(e)             --(e)           --(e)
                                                             ---------------------------------------------------
Net asset value, end of year .............................   $      12.55      $      12.32       $   11.25
                                                             ===================================================

Total return(c) ..........................................           6.63%            12.32%          13.46%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $     12,535      $      7,792       $   4,991

Ratios to average net assets:

   Expenses(d) ...........................................           0.23%             0.25%(g)        0.26%(g)

   Expenses net of waiver and payments by affiliate(d) ...           0.19%             0.25%(g)        0.14%(g)

   Net investment income(b) ..............................           3.33%             4.83%(g)        2.51%(g)

Portfolio turnover rate ..................................           0.74%             0.37%           0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(g)   Annualized.

(h)   For the August 15, 2003 (commencement of operations) to July 31, 2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchase of the Fund shares in relation to fluctuating market value of the investments of the Fund.


                         Annual Report | See notes to financial statements. | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                       SHARES           VALUE
------------------------------------------------------------------------------------------------------
   INVESTMENTS IN UNDERLYING FUNDS(A)
   LONG TERM INVESTMENTS 99.6%
   DOMESTIC EQUITY 33.1%
   Mutual Shares Fund, Class Z .....................................      94,711,314   $ 2,268,335,976
                                                                                       ---------------

   DOMESTIC HYBRID 33.2%
   Franklin Income Fund, Advisor Class .............................     950,454,720     2,271,586,780
                                                                                       ---------------

   FOREIGN EQUITY 33.3%
   Templeton Growth Fund, Inc., Advisor Class ......................      99,176,751     2,276,106,431
                                                                                       ---------------

   TOTAL LONG TERM INVESTMENTS (COST $6,632,300,663) ...............                     6,816,029,187
                                                                                       ---------------

   SHORT TERM INVESTMENTS (COST $10,646,854) 0.1%
   MONEY FUND 0.1%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ...      10,646,854        10,646,854
                                                                                       ---------------

   TOTAL INVESTMENTS IN UNDERLYING FUNDS
      (COST $6,642,947,517) 99.7% ..................................                     6,826,676,041
   OTHER ASSETS, LESS LIABILITIES 0.3% .............................                        18,432,661
                                                                                       ---------------
   NET ASSETS 100.0% ...............................................                   $ 6,845,108,702
                                                                                       ===============

(a)  See Note 6 regarding investments in Underlying Funds.


46 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                            --------------------------------
                                                             YEAR ENDED     PERIOD ENDED
                                                            DECEMBER 31,    DECEMBER 31,
CLASS A                                                         2005           2004(f)
                                                            --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $      11.19    $      10.00
                                                            --------------------------------
Income from investment operations:

   Net investment income(a,b) ...........................           0.16            0.17

   Net realized and unrealized gains (losses) ...........           0.73            1.12
                                                            --------------------------------
Total from investment operations ........................           0.89            1.29
                                                            --------------------------------
Less distributions from:

   Net investment income ................................          (0.13)          (0.07)

   Net realized gains (losses) ..........................          (0.16)          (0.03)
                                                            --------------------------------
Total distributions .....................................          (0.29)          (0.10)
                                                            --------------------------------
Redemption fees .........................................             --(e)           --(e)
                                                            --------------------------------
Net asset value, end of year ............................   $      11.79    $      11.19
                                                            ================================

Total return(c) .........................................           7.93%          12.93%

RATIOS/ SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................   $    103,348    $     16,155

Ratios to average net assets:

   Expenses(d) ..........................................           0.90%           2.31%(g)

   Expenses net of waiver and payments by affiliate(d) ..           0.46%           0.39%(g)

   Net investment income (loss)(b) ......................           1.41%           3.78%(g)

Portfolio turnover rate .................................           0.68%           0.51%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(g)   Annualized.


                         Annual Report | See notes to financial statements. | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                             --------------------------------
                                                              YEAR ENDED     PERIOD ENDED
                                                             DECEMBER 31,    DECEMBER 31,
CLASS C                                                          2005           2004(f)
                                                             --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................   $      11.18    $      10.00
                                                             --------------------------------
Income from investment operations:

   Net investment income(a,b) ............................           0.09            0.15

   Net realized and unrealized gains (losses) ............           0.72            1.12
                                                             --------------------------------
Total from investment operations .........................           0.81            1.27
                                                             --------------------------------
Less distributions from:

   Net investment income .................................          (0.09)          (0.06)

   Net realized gains (losses) ...........................          (0.16)          (0.03)
                                                             --------------------------------
Total distributions ......................................          (0.25)          (0.09)
                                                             --------------------------------
Redemption fees ..........................................             --(e)           --(e)
                                                             --------------------------------
Net asset value, end of year .............................   $      11.74    $      11.18
                                                             ================================

Total return(c) ..........................................           7.22%          12.66%

RATIOS/ SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................   $     36,568    $      4,558

Ratios to average net assets:

   Expenses(d) ...........................................           1.55%           2.96%(g)

   Expenses net of waiver and payments by affiliate(d) ...           1.11%           1.04%(g)

   Net investment income (loss)(b) .......................           0.76%           3.13%(g)

Portfolio turnover rate ..................................           0.68%           0.51%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(g)   Annualized.


48 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                            --------------------------------
                                                             YEAR ENDED     PERIOD ENDED
                                                            DECEMBER 31,    DECEMBER 31,
CLASS R                                                         2005           2004(f)
                                                            --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $      11.18    $      10.00
                                                            --------------------------------
Income from investment operations:

   Net investment income(a,b) ...........................           0.11            0.15

   Net realized and unrealized gains (losses) ...........           0.77            1.13
                                                            --------------------------------
Total from investment operations ........................           0.88            1.28
                                                            --------------------------------
Less distributions from:

   Net investment income ................................          (0.11)          (0.07)

   Net realized gains (losses) ..........................          (0.16)          (0.03)
                                                            --------------------------------
Total distributions .....................................          (0.27)          (0.10)
                                                            --------------------------------
Redemption fees .........................................             --(e)           --(e)
                                                            --------------------------------
Net asset value, end of year ............................   $      11.79    $      11.18
                                                            ================================

Total return(c) .........................................           7.86%          12.81%

RATIOS/ SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................   $      1,287    $        260

Ratios to average net assets:

   Expenses(d) ..........................................           1.05%           2.46%(g)

   Expenses net of waiver and payments by affiliate(d) ..           0.61%           0.54%(g)

   Net investment income (loss)(b) ......................           1.26%           3.63%(g)

Portfolio turnover rate .................................           0.68%           0.51%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(g)   Annualized.


                         Annual Report | See notes to financial statements. | 49

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                            --------------------------------
                                                             YEAR ENDED     PERIOD ENDED
                                                            DECEMBER 31,    DECEMBER 31,
ADVISOR CLASS                                                   2005           2004(f)
                                                            --------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ......................   $      11.19    $      10.00
                                                            --------------------------------
Income from investment operations:

   Net investment income(a,b) ...........................           0.11            0.14

   Net realized and unrealized gains (losses) ...........           0.82            1.16
                                                            --------------------------------
Total from investment operations ........................           0.93            1.30
                                                            --------------------------------
Less distributions from:

   Net investment income ................................          (0.15)          (0.08)

   Net realized gains (losses) ..........................          (0.16)          (0.03)
                                                            --------------------------------
Total distributions .....................................          (0.31)          (0.11)
                                                            --------------------------------
Redemption fees .........................................             --(e)           --(e)
                                                            --------------------------------
Net asset value, end of year ............................   $      11.81    $      11.19
                                                            ================================

Total return(c) .........................................           8.31%          13.01%

RATIOS/ SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................   $      1,104    $        196

Ratios to average net assets:

   Expenses(d) ..........................................           0.55%           1.96%(g)

   Expenses net of waiver and payments by affiliate(d) ..           0.11%           0.04%(g)

   Net investment income (loss)(b) ......................           1.76%           4.13%(g)

Portfolio turnover rate .................................           0.68%           0.51%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the year ended December 31, 2005.

(e)   Amount is less than $0.01 per share.

(f) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(g)   Annualized.


50 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                           SHARES        VALUE
---------------------------------------------------------------------------------------------------
   INVESTMENT IN UNDERLYING FUNDS(a)
   LONG TERM INVESTMENTS 98.7%
   DOMESTIC EQUITY 65.9%
(b)Franklin Flex Cap Growth Fund, Advisor Class .....................      1,148,794   $ 46,307,906
   Mutual Shares Fund, Class Z ......................................      1,980,034     47,421,806
                                                                                       ------------
                                                                                         93,729,712
                                                                                       ------------
   FOREIGN EQUITY 32.8%
   Templeton Growth Fund, Inc., Advisor Class .......................      2,034,641     46,695,003
                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $135,791,381) ..................                   140,424,715
                                                                                       ------------
   SHORT TERM INVESTMENTS (COST $508,553) 0.3%
   MONEY FUND 0.3%
   Franklin Institutional Fiduciary Trust Money Market Portfolio ....        508,553        508,553
                                                                                       ------------
   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $136,299,934) 99.0% ..                   140,933,268
   OTHER ASSETS, LESS LIABILITIES 1.0% ..............................                     1,374,510
                                                                                       ------------
   NET ASSETS 100.0% ................................................                  $142,307,778
                                                                                       ============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.


                         Annual Report | See notes to financial statements. | 51

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

                                                     ---------------------------------------------------
                                                        FRANKLIN          FRANKLIN          FRANKLIN
                                                        TEMPLETON         TEMPLETON         TEMPLETON
                                                        COREFOLIO      FOUNDING FUNDS    PERSPECTIVES
                                                     ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                     ---------------------------------------------------
Assets:
   Investments in Underlying Funds (Note 6):
      Cost .......................................   $   510,870,796   $ 6,642,947,517   $   136,299,934
                                                     ===================================================
      Value ......................................       561,674,096     6,826,676,041       140,933,268
   Receivables:
      Capital shares sold ........................         2,025,983        53,356,780         1,618,502
      Affiliates .................................           187,917           895,247           276,249
                                                     ---------------------------------------------------
      Total assets ...............................       563,887,996     6,880,928,068       142,828,019
                                                     ---------------------------------------------------

Liabilities:
   Payables:
      Capital shares redeemed ....................           982,897         9,167,064           169,240
      Affiliates .................................           552,916         6,691,854           143,248
      Distributions to shareholders ..............           366,037        19,731,474           141,218
      Reports to shareholders ....................                --                --            62,420
   Accrued expenses and other liabilities ........            33,621           228,974             4,115
                                                     ---------------------------------------------------
      Total liabilities ..........................         1,935,471        35,819,366           520,241
                                                     ---------------------------------------------------
         Net assets, at value ....................   $   561,952,525   $ 6,845,108,702   $   142,307,778
                                                     ===================================================

Net assets consist of:
   Paid-in capital ...............................   $   502,828,622   $ 6,527,330,386   $   135,141,075
   Undistributed net investment income ...........           940,742         6,654,521            13,510
   Net unrealized appreciation (depreciation) ....        50,803,300       183,728,524         4,633,334
   Accumulated net realized gain (loss) ..........         7,379,861       127,395,271         2,519,859
                                                     ---------------------------------------------------
         Net assets, at value ....................   $   561,952,525   $ 6,845,108,702   $   142,307,778
                                                     ===================================================


52 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2005

                                                                   ---------------------------------------------------
                                                                      FRANKLIN          FRANKLIN          FRANKLIN
                                                                      TEMPLETON         TEMPLETON         TEMPLETON
                                                                      COREFOLIO      FOUNDING FUNDS     PERSPECTIVES
                                                                   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                                   ---------------------------------------------------
CLASS A:
   Net assets, at value ........................................   $   353,015,967   $ 4,051,695,132   $   103,348,412
                                                                   ===================================================
   Shares outstanding ..........................................        27,770,262       324,084,072         8,762,759
                                                                   ===================================================
   Net asset value per share(a) ................................   $         12.71   $         12.50   $         11.79
                                                                   ===================================================
   Maximum offering price per share (net asset value per
      share / 94.25%) ..........................................   $         13.49   $         13.26   $         12.51
                                                                   ===================================================
CLASS B:
   Net assets, at value ........................................   $    71,495,785   $   688,590,004
                                                                   =================================
   Shares outstanding ..........................................         5,663,582        55,272,158
                                                                   =================================
   Net asset value and maximum offering price per share(a) .....   $         12.62   $         12.46
                                                                   =================================
CLASS C:
   Net assets, at value ........................................   $   132,459,297   $ 2,075,041,256   $    36,568,079
                                                                   ===================================================
   Shares outstanding ..........................................        10,507,720       167,846,918         3,115,119
                                                                   ===================================================
   Net asset value and maximum offering price per share(a) .....   $         12.61   $         12.36   $         11.74
                                                                   ===================================================
CLASS R:
   Net assets, at value ........................................   $     2,189,818   $    17,247,154   $     1,287,459
                                                                   ===================================================
   Shares outstanding ..........................................           172,508         1,379,382           109,193
                                                                   ===================================================
   Net asset value and maximum offering price per share(a) .....   $         12.69   $         12.50   $         11.79
                                                                   ===================================================
ADVISOR CLASS:
   Net assets, at value ........................................   $     2,791,658   $    12,535,156   $     1,103,828
                                                                   ===================================================
   Shares outstanding ..........................................           219,300           998,531            93,473
                                                                   ===================================================
   Net asset value and maximum offering price per share(a) .....   $         12.73   $         12.55   $         11.81
                                                                   ===================================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                         Annual Report | See notes to financial statements. | 53

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the year ended December 31, 2005

                                                                                ----------------------------------------------------
                                                                                   FRANKLIN          FRANKLIN          FRANKLIN
                                                                                   TEMPLETON         TEMPLETON         TEMPLETON
                                                                                   COREFOLIO      FOUNDING FUNDS     PERSPECTIVES
                                                                                ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                                                ----------------------------------------------------
Investment income:
   Dividends from Underlying Funds (Note 6) .................................   $     6,268,499   $   175,875,536   $     1,485,194
                                                                                ----------------------------------------------------
Expenses:
   Administrative fees (Note 3a) ............................................           483,810         4,992,471            79,291
   Distribution fees (Note 3b)
      Class A ...............................................................         1,035,627         9,837,629           202,311
      Class B ...............................................................           692,198         6,673,748                --
      Class C ...............................................................         1,120,481        14,516,548           198,521
      Class R ...............................................................            10,933            73,717             4,525
   Transfer agent fees (Note 3d) ............................................           786,804         5,088,209           174,398
   Reports to shareholders ..................................................           119,277           516,312            60,989
   Registration and filing fees .............................................           100,627           615,960            61,986
   Amortization of offering costs ...........................................                --                --            45,435
   Professional fees ........................................................            16,012            46,773            14,347
   Trustees' fees and expenses ..............................................             1,272            11,745               124
   Other ....................................................................            13,471           111,097             2,706
                                                                                ----------------------------------------------------
      Total expenses ........................................................         4,380,512        42,484,209           844,633
      Expenses waived/paid by affiliates (Note 3e) ..........................          (427,243)       (1,906,059)         (354,117)
                                                                                ----------------------------------------------------
         Net expenses .......................................................         3,953,269        40,578,150           490,516
                                                                                ----------------------------------------------------
            Net investment income (loss) ....................................         2,315,230       135,297,386           994,678
                                                                                ----------------------------------------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Sale of investments in Underlying Funds ...............................          (305,351)       (1,055,805)          (13,858)
      Realized gain distributions by Underlying Funds .......................        13,457,017       225,129,178         4,198,688
                                                                                ----------------------------------------------------
            Net realized gain (loss) from Underlying Funds ..................        13,151,666       224,073,373         4,184,830
   Net change in unrealized appreciation (depreciation) on investments in
      Underlying Funds ......................................................        18,583,049       (20,377,278)        3,733,521
                                                                                ----------------------------------------------------
Net realized and unrealized gain (loss) .....................................        31,734,715       203,696,095         7,918,351
                                                                                ----------------------------------------------------
Net increase (decrease) in net assets resulting from operations .............   $    34,049,945   $   338,993,481   $     8,913,029
                                                                                ====================================================


54 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 ---------------------------------------------------
                                                                                   FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
                                                                                 ---------------------------------------------------
                                                                                   YEAR ENDED       FOR THE PERIOD     PERIOD ENDED
                                                                                  DECEMBER 31,    AUGUST 1, 2004 TO      JULY 31,
                                                                                     2005         DECEMBER 31, 2004       2004(a)
                                                                                 ---------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ...........................................   $    2,315,230   $       2,244,723   $    (176,412)
      Net realized gain (loss) from Underlying Funds .........................       13,151,666           4,911,200         (21,057)
      Net change in unrealized appreciation (depreciation) on investments
         in Underlying Funds .................................................       18,583,049          32,430,401        (210,150)
                                                                                 ---------------------------------------------------
            Net increase (decrease) in net assets resulting from operations ..       34,049,945          39,586,324        (407,619)
                                                                                 ---------------------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A .............................................................       (2,706,666)         (1,319,231)             --
         Class B .............................................................          (95,540)           (224,407)             --
         Class C .............................................................         (304,721)           (304,395)             --
         Class R .............................................................          (13,374)             (9,798)             --
         Advisor Class .......................................................          (29,711)            (14,245)             --
      Net realized gains:
         Class A .............................................................       (4,722,069)           (904,943)             --
         Class B .............................................................       (1,090,043)           (255,081)             --
         Class C .............................................................       (1,827,556)           (369,958)             --
         Class R .............................................................          (35,570)             (7,442)             --
         Advisor Class                                                                  (38,361)             (8,048)             --
      Tax return of capital:
         Class A .............................................................               --                  --        (180,719)
         Class B .............................................................               --                  --         (41,268)
         Class C .............................................................               --                  --        (112,032)
         Class R .............................................................               --                  --            (911)
         Advisor Class .......................................................               --                  --          (1,532)
                                                                                 ---------------------------------------------------
   Total distributions to shareholders .......................................     (10,863,611)         (3,417,548)        (336,462)
                                                                                 ---------------------------------------------------
   Capital share transactions: (Note 2)
         Class A .............................................................       99,800,451          59,770,667     158,377,319
         Class B .............................................................        2,004,829          16,357,601      44,569,988
         Class C .............................................................       30,562,322          14,277,374      73,131,258
         Class R .............................................................          157,640             363,929       1,430,776
         Advisor Class .......................................................          586,231             764,575       1,182,550
                                                                                 ---------------------------------------------------
   Total capital share transactions ..........................................      133,111,473          91,534,146     278,691,891
                                                                                 ---------------------------------------------------

   Redemption fees ...........................................................            1,413                 281           2,292
                                                                                 ---------------------------------------------------
        Net increase (decrease) in net assets ................................      156,299,220         127,703,203     277,950,102

Net assets:
      Beginning of year ......................................................      405,653,305         277,950,102              --
                                                                                 ---------------------------------------------------
      End of year ............................................................   $  561,952,525   $     405,653,305   $ 277,950,102
                                                                                 ===================================================

Undistributed net investment income included in net assets:
      End of year ............................................................   $      940,742   $         510,830   $          --
                                                                                 ===================================================

(a)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                         Annual Report | See notes to financial statements. | 55

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                ----------------------------------------------------
                                                                                  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
                                                                                ----------------------------------------------------
                                                                                  YEAR ENDED       FOR THE PERIOD     PERIOD ENDED
                                                                                 DECEMBER 31,    AUGUST 1, 2004 TO      JULY 31,
                                                                                    2005         DECEMBER 31, 2004       2004(a)
                                                                                ----------------------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................................   $  135,297,386   $      41,683,943   $   13,095,141
      Net realized gain (loss) from Underlying Funds ........................      224,073,373          52,895,092          336,168
      Net change in unrealized appreciation (depreciation) on investments
         in Underlying Funds ................................................      (20,377,278)        193,126,119       10,979,683
                                                                                ----------------------------------------------------
           Net increase (decrease) in net assets resulting from operations ..      338,993,481         287,705,154       24,410,992
                                                                                ----------------------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................................      (95,113,986)        (29,522,777)      (1,477,369)
         Class B ............................................................      (11,435,618)         (9,055,060)        (599,490)
         Class C ............................................................      (49,892,165)        (13,551,966)      (1,094,668)
         Class R ............................................................         (376,341)           (216,033)          (7,674)
         Advisor Class ......................................................         (324,505)           (151,940)          (4,901)
      Net realized gains:
         Class A ............................................................      (60,077,962)         (7,444,102)              --
         Class B ............................................................      (13,364,975)         (2,836,350)              --
         Class C ............................................................      (31,902,414)         (4,274,586)              --
         Class R ............................................................         (307,043)            (55,643)              --
         Advisor Class ......................................................         (208,794)            (34,949)              --
                                                                                ----------------------------------------------------
   Total distributions to shareholders ......................................     (263,003,803)        (67,143,406)      (3,184,102)
                                                                                ----------------------------------------------------
   Capital share transactions: (Note 2)
         Class A ............................................................    2,363,047,363         648,779,490      872,224,582
         Class B ............................................................       63,159,382         211,117,052      353,450,435
         Class C ............................................................    1,132,276,775         326,859,283      528,405,234
         Class R ............................................................        4,908,962           6,116,010        5,187,546
         Advisor Class ......................................................        4,573,450           2,220,681        4,953,545
                                                                                ----------------------------------------------------
   Total capital share transactions .........................................    3,567,965,932       1,195,092,516    1,764,221,342
                                                                                ----------------------------------------------------

   Redemption fees ..........................................................           45,042               3,024            2,530
                                                                                ----------------------------------------------------

      Net increase (decrease) in net assets ..................................   3,644,000,652       1,415,657,288    1,785,450,762

Net assets:
   Beginning of year ........................................................    3,201,108,050       1,785,450,762               --
                                                                                ----------------------------------------------------
   End of year ..............................................................   $6,845,108,702   $   3,201,108,050   $1,785,450,762
                                                                                ====================================================

Undistributed net investment income included in net assets:
   End of year ..............................................................   $    6,654,521   $         365,862   $    9,911,039
                                                                                ====================================================

(a)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


56 | See notes to financial statements. | Annual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                -----------------------------
                                                                                    FRANKLIN TEMPLETON
                                                                                PERSPECTIVES ALLOCATION FUND
                                                                                -----------------------------
                                                                                  YEAR ENDED    PERIOD ENDED
                                                                                 DECEMBER 31,   DECEMBER 31,
                                                                                     2005         2004(a)
                                                                                -----------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................................   $     994,678   $    120,897
      Net realized gain (loss) from Underlying Funds ........................       4,184,830        226,789
      Net change in unrealized appreciation (depreciation) on investments
         in Underlying Funds ................................................       3,733,521        899,813
                                                                                -----------------------------
            Net increase (decrease) in net assets resulting from
               operations ...................................................       8,913,029      1,247,499
                                                                                -----------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................................      (1,096,845)       (94,185)
         Class C ............................................................        (266,589)       (21,357)
         Class R ............................................................         (11,813)        (1,203)
         Advisor Class ......................................................         (14,047)        (1,108)
      Net realized gains:
         Class A ............................................................      (1,039,446)       (36,215)
         Class C ............................................................        (369,003)       (10,567)
         Class R ............................................................         (14,705)          (470)
         Advisor Class ......................................................         (16,038)          (382)
                                                                                -----------------------------
   Total distributions to shareholders ...................................         (2,828,486)      (165,487)
                                                                                -----------------------------
   Capital share transactions: (Note 2)
         Class A ............................................................      82,792,372     15,350,923
         Class C ............................................................      30,465,502      4,303,323
         Class R ............................................................         964,795        251,013
         Advisor Class ......................................................         830,434        182,260
                                                                                -----------------------------
   Total capital share transactions .........................................     115,053,103     20,087,519
                                                                                -----------------------------

   Redemption fees ..........................................................             598              3
                                                                                -----------------------------

            Net increase (decrease) in net assets ...........................     121,138,244     21,169,534

Net assets:
      Beginning of year .....................................................     21,169,534              --
                                                                                -----------------------------
      End of year ...........................................................   $ 142,307,778   $ 21,169,534
                                                                                -----------------------------

Undistributed net investment income included in net assets:
      End of year ...........................................................   $      13,510   $      7,301
                                                                                =============================

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.


                         Annual Report | See notes to financial statements. | 57

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the series are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

On December 6, 2004, the Board of Trustees approved the change of the Trust's fiscal year end from July 31 to December 31 effective December 31, 2004.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


58 | Annual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                              Annual Report | 59

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-----------------------------------------------------------------------
CLASS A, C, R & ADVISOR CLASS            CLASS B
-----------------------------------------------------------------------
Corefolio Allocation Fund                Corefolio Allocation Fund
Founding Funds Allocation Fund           Founding Funds Allocation Fund
Perspectives Allocation Fund

At December 31, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                       -----------------------------------------------------------
                                                              COREFOLIO                     FOUNDING FUNDS
                                                            ALLOCATION FUND                 ALLOCATION FUND
                                                       -----------------------------------------------------------
                                                         SHARES        AMOUNT          SHARES          AMOUNT
                                                       -----------------------------------------------------------
CLASS A SHARES:
Year ended December 31, 2005
   Shares sold .....................................   11,802,924   $ 143,272,069   205,902,418   $ 2,554,554,739
   Shares issued in reinvestment of distributions ..      564,044       7,056,287    11,595,629       145,008,575
   Shares redeemed .................................   (4,146,832)    (50,527,905)  (27,001,853)     (336,515,951)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................    8,220,136   $  99,800,451   190,496,194   $ 2,363,047,363
                                                       ===========================================================
Period ended December 31, 2004(a)
   Shares sold .....................................    6,011,266   $  68,675,228    56,374,001   $   664,632,092
   Shares issued in reinvestment of distributions ..      173,112       2,105,042     2,814,294        34,362,530
   Shares redeemed .................................     (957,402)    (11,009,603)   (4,265,486)      (50,215,132)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................    5,226,976   $  59,770,667    54,922,809   $   648,779,490
                                                       ===========================================================
Period ended July 31, 2004(b)
   Shares sold .....................................   14,863,511   $ 164,399,078    81,914,040   $   908,640,861
   Shares issued in reinvestment of distributions ..       15,362         167,133       124,602         1,358,166
   Shares redeemed .................................     (555,723)     (6,188,892)   (3,373,573)      (37,774,445)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................   14,323,150   $ 158,377,319    78,665,069   $   872,224,582
                                                       ===========================================================
CLASS B SHARES:
Year ended December 31, 2005
   Shares sold .....................................      645,771   $   7,713,279     7,897,683   $    96,144,049
   Shares issued in reinvestment of distributions ..       92,725       1,135,896     1,870,110        23,230,543
   Shares redeemed .................................     (567,650)     (6,844,346)   (4,565,605)      (56,215,210)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................      170,846   $   2,004,829     5,202,188   $    63,159,382
                                                       ===========================================================


60 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                       -----------------------------------------------------------
                                                              COREFOLIO                     FOUNDING FUNDS
                                                           ALLOCATION FUND                 ALLOCATION FUND
                                                       -----------------------------------------------------------
                                                         SHARES         AMOUNT         SHARES         AMOUNT
                                                       -----------------------------------------------------------
CLASS B SHARES (CONTINUED):
Period ended December 31, 2004(a)
   Shares sold .....................................    1,570,713   $  17,740,936    18,249,527   $   212,982,811
   Shares issued in reinvestment of distributions ..       38,123         460,521       918,807        11,172,687
   Shares redeemed .................................     (162,864)     (1,843,856)   (1,114,649)      (13,038,446)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................    1,445,972   $  16,357,601    18,053,685   $   211,117,052
                                                       ===========================================================
Period ended July 31, 2004(b)
   Shares sold .....................................    4,161,271   $  45,825,737    32,905,563   $   363,356,716
   Shares issued in reinvestment of distributions ..        3,588          38,961        51,917           565,372
   Shares redeemed .................................     (118,095)     (1,294,710)     (941,195)      (10,471,653)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................    4,046,764   $  44,569,988    32,016,285   $   353,450,435
                                                       ===========================================================
CLASS C SHARES:
Year ended December 31, 2005
   Shares sold .....................................    3,974,019   $  47,718,754    98,797,473   $ 1,216,236,357
   Shares issued in reinvestment of distributions ..      160,950       1,981,215     5,708,288        70,631,355
   Shares redeemed .................................   (1,592,178)    (19,137,647)  (12,509,107)     (154,590,937)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................    2,542,791   $  30,562,322    91,996,654   $ 1,132,276,775
                                                       ===========================================================
Period ended December 31, 2004(a)
   Shares sold .....................................    2,103,780   $  23,849,828    28,987,638   $   339,687,778
   Shares issued in reinvestment of distributions ..       51,436         620,828     1,263,334        15,362,130
   Shares redeemed .................................     (887,978)    (10,193,282)   (2,422,401)      (28,190,625)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................    1,267,238   $  14,277,374    27,828,571   $   326,859,283
                                                       ===========================================================
Period ended July 31, 2004(b)
   Shares sold .....................................    6,933,339   $  75,723,648    49,769,238   $   547,924,862
   Shares issued in reinvestment of distributions ..        9,577         103,912        90,545           986,039
   Shares redeemed .................................     (245,225)     (2,696,302)   (1,838,090)      (20,505,667)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................    6,697,691   $  73,131,258    48,021,693   $   528,405,234
                                                       ===========================================================
CLASS R SHARES:
Year ended December 31, 2005
   Shares sold .....................................       67,774   $     812,103       519,654   $     6,419,637
   Shares issued in reinvestment of distributions ..        3,923          48,574        54,182           676,457
   Shares redeemed .................................      (58,782)       (703,037)     (179,863)       (2,187,132)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................       12,915   $     157,640       393,973   $     4,908,962
                                                       ===========================================================
Period ended December 31, 2004(a)
   Shares sold .....................................       36,170   $     414,130       514,529   $     6,051,359
   Shares issued in reinvestment of distributions ..        1,407          17,087        22,271           271,714
   Shares redeemed .................................       (5,993)        (67,288)      (17,175)         (207,063)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................       31,584   $     363,929       519,625   $     6,116,010
                                                       ===========================================================


                                                              Annual Report | 61

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                       -----------------------------------------------------------
                                                              COREFOLIO                     FOUNDING FUNDS
                                                           ALLOCATION FUND                 ALLOCATION FUND
                                                       -----------------------------------------------------------
                                                         SHARES         AMOUNT          SHARES         AMOUNT
                                                       -----------------------------------------------------------
CLASS R SHARES (CONTINUED):
Period ended July 31, 2004(b)
   Shares sold .....................................      141,795   $   1,585,641       476,583   $     5,309,995
   Shares issued in reinvestment of distributions ..           78             846           653             7,124
   Shares redeemed .................................      (13,864)       (155,711)      (11,452)         (129,573)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................      128,009   $   1,430,776       465,784   $     5,187,546
                                                       ===========================================================
ADVISOR CLASS SHARES:
Year ended December 31, 2005
   Shares sold .....................................       64,949   $     791,637       463,739   $     5,801,455
   Shares issued in reinvestment of distributions ..        5,243          65,758        39,624           497,040
   Shares redeemed .................................      (22,551)       (271,164)     (137,456)       (1,725,045)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................       47,641   $     586,231       365,907   $     4,573,450
                                                       ===========================================================
Period ended December 31, 2004(a)
   Shares sold .....................................       74,084   $     868,160       243,405   $     2,870,998
   Shares issued in reinvestment of distributions ..        1,502          18,282        13,837           169,360
   Shares redeemed .................................      (11,031)       (121,867)      (68,287)         (819,677)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................       64,555   $     764,575       188,955   $     2,220,681
                                                       ===========================================================
Period ended July 31, 2004(b)
   Shares sold .....................................      123,321   $   1,363,823       478,067   $     5,339,059
   Shares issued in reinvestment of distributions ..          134           1,461           431             4,709
   Shares redeemed .................................      (16,351)       (182,734)      (34,829)         (390,223)
                                                       -----------------------------------------------------------
   Net increase (decrease) .........................      107,104   $   1,182,550       443,669   $     4,953,545
                                                       ===========================================================

                                                                                    ------------------------------
                                                                                            PERSPECTIVES
                                                                                           ALLOCATION FUND
                                                                                    ------------------------------
                                                                                       SHARES          AMOUNT
                                                                                    ------------------------------
CLASS A SHARES:
Year ended December 31, 2005
   Shares sold .....................................                                  7,590,421   $    85,816,339
   Shares issued in reinvestment of distributions ..                                    172,606         2,037,347
   Shares redeemed .................................                                   (443,646)       (5,061,314)
                                                                                    ------------------------------
   Net increase (decrease) .........................                                  7,319,381   $    82,792,372
                                                                                    ==============================
Period ended December 31, 2004(c)
   Shares sold .....................................                                  1,451,180   $    15,428,630
   Shares issued in reinvestment of distributions ..                                     11,285           125,493
   Shares redeemed .................................                                    (19,087)         (203,200)
                                                                                    ------------------------------
   Net increase (decrease) .........................                                  1,443,378   $    15,350,923
                                                                                    ==============================


62 | Annual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                  ------------------------------
                                                                           PERSPECTIVES
                                                                         ALLOCATION FUND
                                                                  ------------------------------
                                                                     SHARES          AMOUNT
                                                                  ------------------------------
CLASS C SHARES:
Year ended December 31, 2005
   Shares sold ........................................             2,775,287   $    31,221,952
   Shares issued in reinvestment of distributions .....                49,625           582,828
   Shares redeemed ....................................              (117,652)       (1,339,278)
                                                                  ------------------------------
   Net increase (decrease) ............................             2,707,260   $    30,465,502
                                                                  ==============================
Period ended December 31, 2004(c)
   Shares sold ........................................               406,940   $     4,291,851
   Shares issued in reinvestment of distributions .....                 2,808            31,193
   Shares redeemed ....................................                (1,889)          (19,721)
                                                                  ------------------------------
   Net increase (decrease) ............................               407,859   $     4,303,323
                                                                  ==============================
CLASS R SHARES:
Year ended December 31, 2005
   Shares sold ........................................                89,527   $     1,003,624
   Shares issued in reinvestment of distributions .....                 2,251            26,469
   Shares redeemed ....................................                (5,834)          (65,298)
                                                                  ------------------------------
   Net increase (decrease) ............................                85,944   $       964,795
                                                                  ==============================
Period ended December 31, 2004(c)
   Shares sold ........................................                23,118   $       249,560
   Shares issued in reinvestment of distributions .....                   142             1,573
   Shares redeemed ....................................                   (11)             (120)
                                                                  ------------------------------
   Net increase (decrease) ............................                23,249   $       251,013
                                                                  ==============================
ADVISOR CLASS SHARES:
Year ended December 31, 2005
   Shares sold ........................................               192,680   $     2,146,894
   Shares issued in reinvestment of distributions .....                 2,508            29,357
   Shares redeemed ....................................              (119,260)       (1,345,817)
                                                                  ------------------------------
   Net increase (decrease) ............................                75,928   $       830,434
                                                                  ==============================
Period ended December 31, 2004(c)
   Shares sold ........................................                17,716   $       183,806
   Shares issued in reinvestment of distributions .....                   124             1,379
   Shares redeemed ....................................                  (295)           (2,925)
                                                                  ------------------------------
   Net increase (decrease) ............................                17,545   $       182,260
                                                                  ==============================

(a)   For the period August 1, 2004 to December 31, 2004.

(b)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(c) For the period August 2, 2004 (commencement of operations) to December 31, 2004.


                                                              Annual Report | 63

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
-----------------------------------------------------------------------------------------
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of each of the Fund's average daily net assets for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B. DISTRIBUTION FEES

The Trusts' Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor class shares, pursuant to Rule 12b-1 under the 1940 Act.

Under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the sale and distribution of each Fund's shares up to a certain percentage per year of their average daily net assets of each class as follows:

                                   ------------------------------------------------------------
                                   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                        COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                   ------------------------------------------------------------
Class A ........................          0.35%                0.35%                0.35%
Class B ........................          1.00%                1.00%                  --
Class C ........................          1.00%                1.00%                1.00%
Class R ........................          0.50%                0.50%                0.50%

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:

                                   ------------------------------------------------------------
                                   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                        COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                   ------------------------------------------------------------
Net sales charge received(a) ...        $814,229            $14,347,515           $469,301
Contingent deferred sales
   charges retained ............        $192,782            $ 1,689,135           $  7,244

(a)   Net of commissions paid to unaffiliated broker/dealers.


64 | Annual Report

Franklin Templeton Fund Allocator Series

D. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were retained by Investor Services:

                                   ------------------------------------------------------------
                                   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                        COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                   ------------------------------------------------------------
Transfer agent fees ............        $594,628            $4,071,679            $142,719

E. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees and assume payment of other expenses for Franklin Templeton Perspectives Allocation Fund, as noted in the Statement of Operations. Effective August 1, 2005 FT Services agreed in advance to voluntarily waive administrative fees and assume payment of other expenses for Franklin Templeton Corefolio Allocation Fund, and Franklin Templeton Founding Funds Allocation Fund, as noted in the Statement of Operations. Total expenses waived/paid by FT Services are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end.

4. INCOME TAXES

The tax character of distributions paid during the year ended December 31, 2005 and the periods ended December 31, 2004, and July 31, 2004, was as follows:

                                   -----------------------------------------------------------------
                                                            FRANKLIN TEMPLETON
                                                        COREFOLIO ALLOCATION FUND
                                       YEAR ENDED             PERIOD ENDED            PERIOD ENDED
                                    DECEMBER 31, 2005     DECEMBER 31, 2004(a)      JULY 31, 2004(b)
                                   -----------------------------------------------------------------
Distributions paid from:
   Ordinary income .............    $      3,161,106            $1,872,076             $        --
   Long term capital gain ......           7,702,505             1,545,472                      --
                                   -----------------------------------------------------------------
                                          10,863,611             3,417,548                      --
   Return of capital ...........                  --                    --                 336,462
                                   -----------------------------------------------------------------
                                    $     10,863,611            $3,417,548             $   336,462
                                   =================================================================


                                                              Annual Report | 65

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

                                   ---------------------------------------------------------------------
                                                             FRANKLIN TEMPLETON
                                                       FOUNDING FUNDS ALLOCATION FUND
                                      YEAR ENDED                PERIOD ENDED             PERIOD ENDED
                                   DECEMBER 31, 2005        DECEMBER 31, 2004(a)        JULY 31, 2004(b)
                                   ---------------------------------------------------------------------
Distributions paid from:
   Ordinary income .............      $157,142,615               $52,497,776               $3,184,102
   Long term capital gain ......       105,861,188                14,645,630                       --
                                   ---------------------------------------------------------------------
                                      $263,003,803               $67,143,406               $3,184,102
                                   =====================================================================

                                   ----------------------------------------
                                              FRANKLIN TEMPLETON
                                         PERSPECTIVES ALLOCATION FUND
                                      YEAR ENDED           PERIOD ENDED
                                   DECEMBER 31, 2005   DECEMBER 31, 2004(c)
                                   ----------------------------------------
Distributions paid from:
   Ordinary income .............      $1,389,294             $117,853
   Long term capital gain. .....       1,439,192               47,634
                                   ----------------------------------------
                                      $2,828,486             $165,487
                                   ========================================

(a)   For the period August 1, 2004 to December 31, 2004.

(b)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(c) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

The return of capital at fiscal year end July 31, 2004 for Franklin Templeton Corefolio Allocation Fund results from distributions made in December 2003 in compliance with the requirements of the excise tax rules. The excise tax distribution requirements differ from the fiscal year distribution requirements under Subchapter M of the Internal Revenue Code.

At December 31, 2005, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                                  ----------------------------------------------------
                                                      FRANKLIN           FRANKLIN          FRANKLIN
                                                      TEMPLETON         TEMPLETON         TEMPLETON
                                                     COREFOLIO        FOUNDING FUNDS     PERSPECTIVES
                                                  ALLOCATION FUND    ALLOCATION FUND   ALLOCATION FUND
                                                  ----------------------------------------------------
Cost of investments ...........................    $ 511,247,400      $6,644,297,872    $136,309,686
                                                  ====================================================

Unrealized appreciation .......................    $  50,426,696      $  205,788,554    $  4,623,582
Unrealized depreciation .......................               --         (23,410,385)             --
                                                  ----------------------------------------------------
Net unrealized appreciation (depreciation) ....    $  50,426,696      $  182,378,169    $  4,623,582
                                                  ====================================================

Undistributed ordinary income .................    $     956,661      $    6,654,521    $     13,510
Undistributed long term capital gains .........        7,740,547         128,745,626       2,529,611
                                                  ----------------------------------------------------
Distributable earnings ........................    $   8,697,208      $  135,400,147    $  2,543,121
                                                  ====================================================


66 | Annual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short-term capital gain distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of short-term capital gain distributions from Underlying Funds and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the year ended December 31, 2005, were as follows:

                          ------------------------------------------------------
                              FRANKLIN          FRANKLIN          FRANKLIN
                             TEMPLETON         TEMPLETON         TEMPLETON
                             COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                          ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                          ------------------------------------------------------
Purchases .............     $150,937,470     $3,701,095,102     $116,748,888
Sales .................     $ 12,003,922     $   36,672,511     $    541,733

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At December 31, 2005, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                  % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
   Franklin Capital Growth Fund, Advisor Class ..............         8.68%
   Franklin Growth Fund, Advisor Class ......................         6.01%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
   Mutual Shares Fund, Class Z ..............................        14.36%
   Templeton Growth Fund, Inc., Advisor  Class ..............         8.23%
   Franklin Income Fund, Advisor Class ......................         5.80%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                                                              67 | Annual Report

Franklin Templeton Fund Allocator Series

7. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Trust did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate.


68 | Annual Report

Franklin Templeton Fund Allocator Series

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN TEMPLETON FUND ALLOCATOR
SERIES:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Perspectives Allocation Fund (separate portfolios of Franklin Templeton Fund Allocator Series, hereafter referred to as the "Funds") at December 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in the Underlying Funds at December 31, 2005 by correspondence with the transfer agent of the Underlying Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 10, 2006


                                                              Annual Report | 69

Franklin Templeton Fund Allocator Series

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds designate the maximum amount allowable but no less than the following amounts as capital gain dividends for the fiscal year ended December 31, 2005:

                  ------------------------------------------------------------
                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                      COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                  ------------------------------------------------------------
                     $12,186,948          $197,001,096         $3,793,575

Under Section 854(b)(2) of the Code, the Funds designate the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2005.

                  ------------------------------------------------------------
                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                      COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                  ------------------------------------------------------------
                      $7,445,347          $128,428,824         $1,849,893

In January 2006, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Funds designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2005.

                  ------------------------------------------------------------
                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                      COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                  ------------------------------------------------------------
                        73.12%               36.67%              38.87%

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than the following amounts as interest-related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

                  ------------------------------------------------------------
                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                      COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                  ------------------------------------------------------------
                       $603,775            $25,856,567          $206,151

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than the following amounts as a short-term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2005.

                  ------------------------------------------------------------
                  FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                      COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                  ------------------------------------------------------------
                       $16,087               $5,807               $206


70 | Annual Report

Franklin Templeton Fund Allocator Series

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee         Since 1995         140                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                           company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)         Trustee         Since July 2005    56                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Trustee         Since 1995         141                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Trustee         Since 1998         136                        Director, Amerada Hess
One Franklin Parkway                                                                           Corporation (exploration and
San Mateo, CA 94403-1906                                                                       refining of oil and gas), H.J.
                                                                                               Heinz Company (processed foods
                                                                                               and allied products), RTI
                                                                                               International Metals, Inc.
                                                                                               (manufacture and distribution
                                                                                               of titanium), Canadian National
                                                                                               Railway (railroad), and White
                                                                                               Mountains Insurance Group, Ltd.
                                                                                               (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 71

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Trustee         Since 1995         114                        Director, Center for Creative Land
One Franklin Parkway                                                                           Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Trustee         Since 1995         140                        Director, Martek Biosciences
One Franklin Parkway                                                                           Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                       (biotechnology), and
                                                                                               Overstock.com (Internet
                                                                                               services); and FORMERLY,
                                                                                               Director, MCI Communication
                                                                                               Corporation (subsequently known
                                                                                               as MCI WorldCom, Inc. and
                                                                                               WorldCom, Inc.) (communications
                                                                                               services) (1988-2002), White
                                                                                               Mountains Insurance Group, Ltd.
                                                                                               (holding company) (1987-2004)
                                                                                               and Spacehab, Inc. (aerospace
                                                                                               services) (1994- 2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc.(1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee and     Since 1995         140                        None
One Franklin Parkway             Chairman of
San Mateo, CA 94403-1906         the Board

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


72 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR.         Trustee,        Trustee since      124                        None
(1940)                           President       1995, and
One Franklin Parkway             and Chief       President and
San Mateo, CA 94403-1906         Executive       Chief Executive
                                 Officer -       Officer -
                                 Investment      Investment
                                 Management      Management
                                                 since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)           Vice President  Since 1995         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway             Compliance
San Mateo, CA 94403-1906         Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments; and
FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)           Treasurer       Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.           President
Suite 2100                       and Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 73

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
STEVEN J. GRAY (1955)            Secretary       Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer of 33 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Legal Counsel, Atlas Advisers, Inc. (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)          Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)         Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                 - AML
Rockefeller Center               Compliance
New York, NY 10020-2302

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, Franklin Templeton Institutional
Suisse S.A., Arch Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President  Since October      Not Applicable             Not Applicable
One Franklin Parkway                             2005
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------


74 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief           Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.           Financial
Suite 2100                       Officer and
Fort Lauderdale, FL 33394-3091   Chief
                                 Accounting
                                 Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 75

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


76 | Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
   Tax-Free Income Fund
Federal Intermediate-Term
   Tax-Free Income Fund
New York Intermediate-Term
   Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/05                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                                      One Franklin Parkway
    INVESTMNETS                                         San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2 A2005 02/06



      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

       ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Note: The Registrant changed its fiscal year end from July 31 to December 31 in 2004. Information is included for fiscal year ending July 31, 2004, fiscal period ending December 31, 2004 (August 1, 2004 - December 31, 2004), and fiscal year ending December 31, 2005.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $75,785 for the fiscal year ended December 31, 2005, $70,251 for the fiscal period ended December 31, 2004, and $98,298 for the fiscal year ended July 31, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended December 31, 2005, $0 for the fiscal period ended December 31, 2004, and $48,579 for the fiscal year ended July 31, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended December 31, 2005, $0 for the fiscal period ended December 31, 2004, and $0 for the fiscal year ended July 31, 2004. The services for which these fees were paid included tax compliance and advice.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2005, $0 for the fiscal period ended December 31, 2004, and $660 for the fiscal year ended July 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended December 31 ,2005, $0 for the fiscal period ended December 31, 2004, $159,340 for the fiscal year ended July 31, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended December 31, 2005, $0 for the fiscal year ended December 31, 2004, and $208,579 for the fiscal year ended July 31, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006


By /S/ GALEN G. VETTER
      Galen G. Vetter
      Chief Financial Officer
Date  February 21, 2006